UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-07899
                                   811-07885

Name of Fund: Merrill Lynch International Index Fund of Merrill Lynch Index
              Funds, Inc.
              Master International Index Series of Quantitative Master Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch International Index Fund of Merrill Lynch Index Funds, Inc. and Master International Index Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/06

Date of reporting period: 01/01/06 - 06/30/06

Item 1 - Report to Stockholders

Semi-Annual Report
June 30, 2006

Merrill Lynch International
Index Fund
Of Merrill Lynch Index Funds, Inc.

Merrill Lynch International Index Fund

Announcement to Shareholders

On February 15, 2006, BlackRock, Inc. ("BlackRock") and Merrill Lynch & Co., Inc. ("Merrill Lynch") entered into an agreement to contribute Merrill Lynch's investment management business, Merrill Lynch Investment Managers, L.P. and certain affiliates (including Fund Asset Management, L.P. and Merrill Lynch Investment Managers International Limited), to BlackRock to create a new independent company ("New BlackRock") that will be one of the world's largest asset management firms with over $1 trillion in assets under management (based on combined assets under management as of June 30, 2006) (the "Transaction"). The Transaction is expected to close at the end of the third quarter of 2006, at which time the new company will operate under the BlackRock name. The Fund's/Trust's Board of Directors/ Trustees has approved a new investment advisory agreement with BlackRock Advisors, Inc. or its successor on substantially the same terms and for the same advisory fee as the current investment advisory agreement with the Investment Adviser. If the new agreement is approved by the Fund's/Trust's shareholders, BlackRock Advisors, Inc. or its successor is expected to become the investment adviser of the Fund/Trust upon the closing of the Transaction.

Officers and Directors/Trustees

Robert C. Doll, Jr., President and Director/Trustee
Donald W. Burton, Director/Trustee
John Francis O'Brien, Director/Trustee
David H. Walsh, Director/Trustee
Fred G. Weiss, Director/Trustee
Debra L. Jelilian, Vice President and Co-Portfolio Manager
Jeffrey L. Russo, Vice President and Co-Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Jeffrey Hiller, Chief Compliance Officer
Alice A. Pellegrino, Secretary

Custodian

JPMorgan Chase Bank, N.A.
3 Chase Metrotech Center
Brooklyn, NY 11245

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863

--------------------------------------------------------------------------------
Laurie Simon Hodrick resigned as a Director/Trustee of Merrill Lynch Index Funds, Inc. and Quantitative Master Series Trust effective May 1, 2006.
--------------------------------------------------------------------------------


2       MERRILL LYNCH INTERNATIONAL INDEX FUND           JUNE 30, 2006

A Letter From the President

Dear Shareholder

By now, you have probably heard of the important changes unfolding at Merrill Lynch Investment Managers ("MLIM"). We have been communicating with shareholders, via letters like this and in a detailed proxy mailing, about MLIM's impending union with another highly regarded investment manager -- BlackRock, Inc. ("BlackRock"). This transaction marks the next chapter in MLIM's growth story and, we believe, will be a benefit to our investors.

MLIM, a division of Merrill Lynch with over $583 billion in assets under management, is a leading investment manager offering more than 100 investment strategies in vehicles ranging from mutual funds to institutional portfolios. BlackRock, with $464.1 billion in assets under management, is one of the largest publicly traded investment management firms in the United States managing assets on behalf of institutional and individual investors worldwide through a variety of equity, fixed income, liquidity and alternative investment products. At the completion of the transaction, which is expected by the end of third quarter 2006, the resultant firm will be a top-10 investment manager worldwide with over $1 trillion in assets under management.*

The combined company, to be known as BlackRock, will provide a wide selection of high-quality investment solutions across a range of asset classes and investment styles. The organization will have over 4,500 employees in 18 countries and a major presence in key markets worldwide. MLIM and BlackRock possess complementary capabilities that together create a well-rounded organization uniting some of the finest money managers in the industry. The firms share similar values and beliefs -- each strives for excellence in all areas, and both make investment performance their single most important mission. As such, our combination only reinforces our commitment to shareholders.

Most of MLIM's investment products -- including mutual funds, separately managed accounts, annuities and variable insurance funds -- eventually will carry the "BlackRock" name. This will be reflected in newspaper and online information sources beginning in October. Your account statements will reflect the BlackRock name beginning with the October month-end reporting period. Unless otherwise communicated via a proxy statement, your funds will maintain the same investment objectives that they do today. Importantly, the MLIM/BlackRock union will not affect your brokerage account or your relationship with your financial advisor. If you are a client of Merrill Lynch, you will remain a client of Merrill Lynch.

As always, we thank you for entrusting us with your investment assets. We look forward to continuing to serve your investment needs with even greater strength and scale as the new BlackRock.

                                          Sincerely,


                                          /s/ Robert C. Doll, Jr.

                                          Robert C. Doll, Jr.
                                          President and Chief Investment Officer
                                          Merrill Lynch Investment Managers

*     $1.047 trillion in assets under management as of June 30, 2006.

      Data, including assets under management, are as of June 30, 2006.


        MERRILL LYNCH INTERNATIONAL INDEX FUND           JUNE 30, 2006         3

A Discussion With Your Fund's Portfolio Managers

      For the semi-annual period, the Fund provided a positive return similar to that of the MSCI EAFE Index.

How did the portfolio perform during the period in light of the existing market conditions?

For the six-month period ended June 30, 2006, Merrill Lynch International Index Fund's Class A and Class I Shares had total returns of +9.91% and +10.02%, respectively. For the same period, the benchmark Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index returned +10.16%.

The MSCI EAFE Index is a free-float adjusted, market-capitalization-weighted index designed to measure equity performance of developed markets, excluding the United States and Canada. As the value of the MSCI EAFE fluctuated during the past six months, the Fund's performance generally tracked that of the Index.

The Fund's six-month reporting period comprised two very different quarters. Global economic growth rebounded dramatically in the first quarter of 2006 after a slowdown in the latter part of 2005. In an environment of renewed equity market volatility, the pickup occurred across all major regions. International equity markets continued to outperform U.S. equity markets for the first quarter as well as the full six-month period. In the first quarter, the MSCI EAFE Index gained +9.40%.

However, the second quarter was a difficult period for investors worldwide. The MSCI EAFE Index managed to post a +.70% return. As was the case in the first quarter, market volatility continued, but this time leaning in a negative direction. By early May, profit taking, global concerns over moderating economic growth, record-high commodity prices, a resurgence of inflationary fears and overall higher interest rates all began to take their toll on equity markets worldwide. Central banks boosted interest rates to curtail emergent inflation, stemming a global rally in stocks. Nations in which borrowing costs were elevated included the United States, Canada, the Eurozone, Denmark, Sweden, China, India, South Korea, South Africa, Malaysia, Thailand and Turkey. In addition, geopolitical risks associated with events in Iraq, Iran and North Korea lurked in the background. These factors rattled markets enough to spark a significant sell-off in May, marking the start of a market correction.

Nonetheless, global economic and market fundamentals remained sound throughout the period, with world economies generally continuing to grow at a rate above the three-year average. Productivity gains in both the developed and developing worlds and ongoing corporate restructuring were supportive, countering intensifying headwinds such as inflationary pressures in the second quarter. Corporate profit margins in the major markets continued to be at high levels relative to history. Furthermore, corporate sectors in the major economies remained in healthy financial positions, with profits covering dividends and capital spending while also allowing some repayment of debt.

For the six-month period, Europe led among developed regions in terms of performance, with the MSCI Europe Index returning +13.58%. Almost all of the 16 European MSCI country indexes delivered double-digit gains for the period. Denmark and Switzerland were the only exceptions, with a +9.95% return for both nations. The strongest-performing European markets were Norway (+22.67%), Portugal (+21.83%) and Spain (+16.48%). In the first quarter, takeover speculation largely supported the climb in European equities, as merger-and-acquisition (M&A) activity was a central theme. European markets struck multi-year peaks during the quarter on the back of a takeover boom. The value of announced purchases in Europe more than doubled to $454 billion in the first quarter from a year earlier. Bids extended to larger companies, compared to a concentration of deals in the small-cap and mid-cap segments in 2005. Notable examples included Unicredito/Hypovereinsbank, EON/Endesa, BNP/BNL, Suez/GDF and Ferrovial/BAA.

In the second quarter, as evidence of moderating economic growth mounted elsewhere in the developed world, the Eurozone remained resilient. European companies were the leaders in analysts' upgrades. Economic growth accelerated across the region, as increased exports spurred investment and hiring. Both business and consumer confidence rose to five-year highs by period-end.

In general, favorable economic data prevailed in Europe for the period. June was a particularly positive month in terms of economic data. The services sector, which accounts for a third of Europe's economy, expanded the most that it has in six years. Manufacturing also advanced at its fastest monthly rate in six years. Unemployment dropped to the lowest level


4       MERRILL LYNCH INTERNATIONAL INDEX FUND           JUNE 30, 2006
in almost five years. Retail sales rose for a third straight month, as consumers' greater willingness to buy gave companies more leverage to raise prices. In June, business confidence in Germany, the region's largest economy, reached its highest level since the country's reunification in 1991. The United Kingdom, Europe's second-largest economy, experienced its 56th consecutive quarter of economic expansion in the second quarter of this year, led by strength in the retail and banking sectors.

In an effort to counter rising inflation, the European Central Bank (ECB) raised its target interest rate 25 basis points (.25%) in March and June, bringing the lending rate to a three-year high of 2.75%. March's interest rate hike followed the ECB's first interest rate increase in five years last December.

In the Australasia/Far East region, stocks came under pressure during the second quarter amid profit taking and concerns over slowing global economic growth, especially in the United States, Asia's biggest export market. Nonetheless, New Zealand (-11.63%) was the sole decliner for the semi-annual period. Singapore (+11.35%) was the top performer, as greater electronic exports and rising employment fostered consumer spending in Southeast Asia's fourth-largest economy.

For the six-month period, Japan was the worst performer of the world's biggest developed markets, with the MSCI Japan Index returning +1.91%. Stocks declined mainly on the prospect of the nation's first interest rate increase in more than a decade. Nevertheless, healthy export growth and greater business confidence bolstered the case for an ongoing economic recovery. The Japanese economy grew at an annualized rate of 3.1% in the first quarter, fueled by the second-biggest increase in corporate spending since 1990. More positive economic data in the second quarter reaffirmed the end of a decade of deflation, which was declared officially over by the Bank of Japan in March. Business investment, buoyed by substantial improvements in labor productivity, led the economic recovery over the period.

The Bank of Japan's Tankan Survey (its short-term economic outlook) showed that Japanese firms this fiscal year plan to increase spending at the fastest rate in 16 years. Bank lending grew at the strongest pace in more than a decade during the period, as companies in the world's second-largest economy borrowed funds to expand production. Japan was the only major economy distinguished by accelerating payroll gains in the second quarter. Higher wages and unemployment at an eight-year low of 4% prompted consumers to spend more, boosting sales at retailers such as Takashimaya, the nation's largest department store operator.

Turning to currency performance over the six-month period, the U.S. dollar lost 7.75% against the euro, 7.18% against the British pound and 3.15% against the Japanese yen. Exchange rates were largely driven by interest rate decisions and expectations in the United States. Interest rates are expected to continue driving exchange rates as the Federal Reserve Board winds down its interest rate-hiking campaign.

What changes were made to the portfolio during the period?

Throughout the period, as changes were made to the composition of the MSCI EAFE Index, the portfolio purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark.

How would you characterize the Fund's position at the close of the period?

We believe the portfolio remains positioned to match the risk characteristics of its benchmark, regardless of the direction of international markets.

Debra L. Jelilian
Vice President and Co-Portfolio Manager

Jeffrey L. Russo, CFA
Vice President and Co-Portfolio Manager


        MERRILL LYNCH INTERNATIONAL INDEX FUND           JUNE 30, 2006         5

Performance Data

About Fund Performance

Investors are able to purchase shares of the Fund, which offers two pricing alternatives:

o Class A Shares do not incur an initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution fee. In addition, Class A Shares are subject to an ongoing account maintenance fee of 0.25% per year.

o Class I Shares do not incur an initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution or account maintenance fees. Class I Shares are available only to eligible investors.

None of the past results shown should be considered a representation of future performance. Current performance may be lower or higher than the performance data quoted. Refer to www.mlim.ml.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund may charge a 2% redemption fee for sales or exchanges of shares within 30 days of purchase or exchange. Performance data does not reflect this potential fee. Figures shown in each of the following tables assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Investment Adviser reimbursed a portion of the Fund's fee. Without such reimbursement, the Fund's performance would have been lower.

Recent Performance Results

                                                       6-Month         12-Month    Since Inception
As of June 30, 2006                                  Total Return    Total Return    Total Return
==================================================================================================
ML International Index Fund Class A Shares*             + 9.91%         +25.80%         +92.66%
--------------------------------------------------------------------------------------------------
ML International Index Fund Class I Shares*             +10.02          +26.12          +97.17
--------------------------------------------------------------------------------------------------
MSCI EAFE Index -- Cap Weighted**                       +10.16          +26.56          +85.12
--------------------------------------------------------------------------------------------------

* Cumulative total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception date is 4/09/97. On 12/14/01, the Fund changed its benchmark index from the MSCI EAFE Index -- GDP Weighted to the MSCI EAFE Index -- Cap Weighted. Accordingly, the Fund's since inception total returns reflect investment performance prior to 12/14/01 when the Fund's benchmark was the MSCI EAFE Index -- GDP Weighted.
** This unmanaged capitalization-weighted Index is comprised of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States and that are selected from among the larger-capitalization companies in such markets. Since inception total return is from 4/30/97.

Average Annual Total Return

Class A Shares                                                           Return
================================================================================
One Year Ended 6/30/06                                                   +25.80%
--------------------------------------------------------------------------------
Five Years Ended 6/30/06                                                 + 8.78
--------------------------------------------------------------------------------
Inception (4/09/97) through 6/30/06                                      + 7.37
--------------------------------------------------------------------------------

Class I Shares                                                           Return
================================================================================
One Year Ended 6/30/06                                                   +26.12%
--------------------------------------------------------------------------------
Five Years Ended 6/30/06                                                 + 9.06
--------------------------------------------------------------------------------
Inception (4/09/97) through 6/30/06                                      + 7.64
--------------------------------------------------------------------------------


6       MERRILL LYNCH INTERNATIONAL INDEX FUND           JUNE 30, 2006

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on January 1, 2006 and held through June 30, 2006) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

                                                                                      Expenses Paid
                                                   Beginning            Ending      During the Period*
                                                 Account Value       Account Value  January 1, 2006 to
                                                January 1, 2006      June 30, 2006    June 30, 2006
======================================================================================================
Actual
======================================================================================================
Class A                                               $1,000           $1,099.10           $3.93
------------------------------------------------------------------------------------------------------
Class I                                               $1,000           $1,100.20           $2.62
======================================================================================================
Hypothetical (5% annual return before expenses)**
======================================================================================================
Class A                                               $1,000           $1,021.16           $3.78
------------------------------------------------------------------------------------------------------
Class I                                               $1,000           $1,022.41           $2.52
------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (.75% for Class A and .50% for Class I), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master series in which it invests.
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.


        MERRILL LYNCH INTERNATIONAL INDEX FUND           JUNE 30, 2006         7

Statement of Assets and Liabilities       Merrill Lynch International Index Fund

As of June 30, 2006
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
           Investment in Master International Index Series (the "Series"), at value
            (identified cost--$216,948,668) ...................................................                       $ 286,456,753
           Receivable from administrator ......................................................                              89,904
           Prepaid expenses ...................................................................                              14,442
                                                                                                                      -------------
           Total assets .......................................................................                         286,561,099
                                                                                                                      -------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
           Payables:
              Distributor .....................................................................     $      36,038
              Other affiliates ................................................................                90            36,128
                                                                                                    -------------
           Accrued expenses and other liabilities .............................................                             153,343
                                                                                                                      -------------
           Total liabilities ..................................................................                             189,471
                                                                                                                      -------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
           Net assets .........................................................................                       $ 286,371,628
                                                                                                                      =============
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
           Class A Shares of Common Stock, $.0001 par value, 125,000,000 shares authorized ....                       $       1,334
           Class I Shares of Common Stock, $.0001 par value, 125,000,000 shares authorized ....                                 761
           Paid-in capital in excess of par ...................................................                         214,234,055
           Undistributed investment income--net ...............................................     $   3,174,366
           Accumulated realized capital losses allocated from the Series--net .................          (546,973)
           Unrealized appreciation allocated from the Series--net .............................        69,508,085
                                                                                                    -------------
           Total accumulated earnings--net ....................................................                          72,135,478
                                                                                                                      -------------
           Net Assets .........................................................................                       $ 286,371,628
                                                                                                                      =============
===================================================================================================================================
Net Asset Value
-----------------------------------------------------------------------------------------------------------------------------------
           Class A--Based on net assets of $181,999,075 and 13,342,296 shares outstanding .....                       $       13.64
                                                                                                                      =============
           Class I--Based on net assets of $104,372,553 and 7,607,572 shares outstanding ......                       $       13.72
                                                                                                                      =============

      See Notes to Financial Statements.


8       MERRILL LYNCH INTERNATIONAL INDEX FUND           JUNE 30, 2006

Statement of Operations                   Merrill Lynch International Index Fund

For the Six Months Ended June 30, 2006
===================================================================================================================================
Investment Income--Net
-----------------------------------------------------------------------------------------------------------------------------------
           Net investment income allocated from the Series:
              Dividends .......................................................................                       $   4,680,730
              Interest ........................................................................                             188,316
              Securities lending--net .........................................................                                   9
              Expenses ........................................................................                            (111,732)
                                                                                                                      -------------
           Total income .......................................................................                           4,757,323
                                                                                                                      -------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
           Administration fees ................................................................     $     472,586
           Account maintenance fees--Class A ..................................................           219,475
           Printing and shareholder reports ...................................................           105,213
           Transfer agent fees--Class A .......................................................            53,488
           Registration fees ..................................................................            37,207
           Transfer agent fees--Class I .......................................................            30,958
           Professional fees ..................................................................            14,413
           Directors' fees and expenses .......................................................             6,337
           Other ..............................................................................            19,972
                                                                                                    -------------
           Total expenses before waiver .......................................................           959,649
           Waiver of expenses .................................................................          (161,609)
                                                                                                    -------------
           Total expenses after waiver ........................................................                             798,040
                                                                                                                      -------------
           Investment income--net .............................................................                           3,959,283
                                                                                                                      -------------
===================================================================================================================================
Realized & Unrealized Gain (Loss) Allocated from the Series--Net
-----------------------------------------------------------------------------------------------------------------------------------
           Realized gain (loss) on investments, in-kind redemption, financial futures
            contracts and foreign currency transactions--net ..................................                           2,660,167
           Change in unrealized appreciation/depreciation on investments, financial
            futures contracts and foreign currency transactions--net ..........................                          19,015,199
                                                                                                                      -------------
           Total realized and unrealized gain--net ............................................                          21,675,366
                                                                                                                      -------------
           Net Increase in Net Assets Resulting from Operations ...............................                       $  25,634,649
                                                                                                                      =============

      See Notes to Financial Statements.


        MERRILL LYNCH INTERNATIONAL INDEX FUND           JUNE 30, 2006         9

Statements of Changes in Net Assets       Merrill Lynch International Index Fund

                                                                                                      For the Six        For the
                                                                                                     Months Ended       Year Ended
                                                                                                       June 30,        December 31,
Increase (Decrease) in Net Assets:                                                                       2006              2005
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
           Investment income--net .............................................................     $   3,959,283     $   3,911,299
           Realized gain--net .................................................................         2,660,167         2,033,139
           Change in unrealized appreciation/depreciation--net ................................        19,015,199        22,759,976
                                                                                                    -------------------------------
           Net increase in net assets resulting from operations ...............................        25,634,649        28,704,414
                                                                                                    -------------------------------
===================================================================================================================================
Dividends to Shareholders
-----------------------------------------------------------------------------------------------------------------------------------
           Investment income--net:
              Class A .........................................................................                --        (2,077,911)
              Class I .........................................................................                --        (1,357,769)
                                                                                                    -------------------------------
           Net decrease in net assets resulting from dividends to shareholders ................                --        (3,435,680)
                                                                                                    -------------------------------
===================================================================================================================================
Capital Share Transactions
-----------------------------------------------------------------------------------------------------------------------------------
           Net increase in net assets derived from capital share transactions .................        10,402,466        56,314,666
                                                                                                    -------------------------------
===================================================================================================================================
Redemption Fees
-----------------------------------------------------------------------------------------------------------------------------------
           Redemption fees ....................................................................               640                67
                                                                                                    -------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
           Total increase in net assets .......................................................        36,037,755        81,583,467
           Beginning of period ................................................................       250,333,873       168,750,406
                                                                                                    -------------------------------
           End of period* .....................................................................     $ 286,371,628     $ 250,333,873
                                                                                                    ===============================
              * Undistributed (accumulated distributions in excess of) investment
                income--net ...................................................................     $   3,174,366     $    (784,917)
                                                                                                    ===============================

      See Notes to Financial Statements.


10      MERRILL LYNCH INTERNATIONAL INDEX FUND           JUNE 30, 2006

Financial Highlights                      Merrill Lynch International Index Fund

                                                                                  Class A
                                            --------------------------------------------------------------------------------
The following per share data                 For the Six                            For the Year Ended
and ratios have been derived                Months Ended                                December 31,
from information provided in                  June 30,        --------------------------------------------------------------
the financial statements.                       2006              2005             2004             2003             2002
============================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...    $     12.41       $     11.15      $      9.56      $      7.06      $      8.62
                                            --------------------------------------------------------------------------------
Investment income--net*** ..............            .18               .21              .17              .12              .11
Realized and unrealized gain (loss)--net           1.05+             1.21+            1.67+            2.56            (1.53)
                                            --------------------------------------------------------------------------------
Total from investment operations .......           1.23              1.42             1.84             2.68            (1.42)
                                            --------------------------------------------------------------------------------
Less dividends and distributions:
   Investment income--net ..............             --              (.16)            (.25)            (.18)            (.13)
   Realized gain--net ..................             --                --               --               --             (.01)
                                            --------------------------------------------------------------------------------
Total dividends and distributions ......             --              (.16)            (.25)            (.18)            (.14)
                                            --------------------------------------------------------------------------------
Net asset value, end of period .........    $     13.64       $     12.41      $     11.15      $      9.56      $      7.06
                                            ================================================================================
============================================================================================================================
Total Investment Return
----------------------------------------------------------------------------------------------------------------------------
Based on net asset value per share .....           9.91%++          12.81%           19.46%           38.10%          (16.21%)
                                            ================================================================================
============================================================================================================================
Ratios to Average Net Assets**
----------------------------------------------------------------------------------------------------------------------------
Expenses, net of waiver ................            .75%*             .80%             .83%             .87%             .84%
                                            ================================================================================
Expenses ...............................            .86%*             .81%             .84%             .88%             .92%
                                            ================================================================================
Investment income--net .................           2.76%*            1.84%            1.69%            1.59%            1.43%
                                            ================================================================================
============================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $   181,999       $   160,177      $   132,873      $   103,725      $    62,310
                                            ================================================================================
Portfolio turnover of the Series .......          19.89%            11.33%           13.50%            8.55%           19.52%
                                            ================================================================================

                                                                                 Class I
                                             -----------------------------------------------------------------------------
The following per share data                 For the Six                           For the Year Ended
and ratios have been derived                 Months Ended                              December 31,
from information provided in                   June 30,        -----------------------------------------------------------
the financial statements.                        2006              2005            2004            2003            2002
==========================================================================================================================
Per Share Operating Performance
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...     $     12.47       $     11.19     $      9.59     $      7.08     $      8.64
                                             -----------------------------------------------------------------------------
Investment income--net*** ..............             .20               .23             .19             .15             .14
Realized and unrealized gain (loss)--net            1.05+             1.24+           1.69+           2.56           (1.55)
                                             -----------------------------------------------------------------------------
Total from investment operations .......            1.25              1.47            1.88            2.71           (1.41)
                                             -----------------------------------------------------------------------------
Less dividends and distributions:
   Investment income--net ..............              --              (.19)           (.28)           (.20)           (.14)
   Realized gain--net ..................              --                --              --              --            (.01)
                                             -----------------------------------------------------------------------------
Total dividends and distributions ......              --              (.19)           (.28)           (.20)           (.15)
                                             -----------------------------------------------------------------------------
Net asset value, end of period .........     $     13.72       $     12.47     $     11.19     $      9.59     $      7.08
                                             =============================================================================
==========================================================================================================================
Total Investment Return
--------------------------------------------------------------------------------------------------------------------------
Based on net asset value per share .....           10.02%++          13.19%          19.78%          38.39%         (16.06%)
                                             =============================================================================
==========================================================================================================================
Ratios to Average Net Assets**
--------------------------------------------------------------------------------------------------------------------------
Expenses, net of waiver ................             .50%*             .55%            .58%            .62%            .58%
                                             =============================================================================
Expenses ...............................             .61%*             .56%            .59%            .62%            .67%
                                             =============================================================================
Investment income--net .................            3.00%*            1.98%           1.91%           1.86%           1.72%
                                             =============================================================================
==========================================================================================================================
Supplemental Data
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)     $   104,373       $    90,157     $    35,878     $    27,494     $    19,770
                                             =============================================================================
Portfolio turnover of the Series .......           19.89%            11.33%          13.50%           8.55%          19.52%
                                             =============================================================================

*     Annualized.
** Includes the Fund's share of the Series' allocated expenses and/or investment income--net.
***   Based on average shares outstanding.
+     Includes a redemption fee, which is less than $.01 per share.
++    Aggregate total investment return.

      See Notes to Financial Statements.


        MERRILL LYNCH INTERNATIONAL INDEX FUND           JUNE 30, 2006        11

Notes to Financial Statements             Merrill Lynch International Index Fund

1. Significant Accounting Policies:

Merrill Lynch International Index Fund (the "Fund") is part of Merrill Lynch Index Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in Master International Index Series (the "Series") of the Quantitative Master Series Trust, which has the same investment objective and strategies as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The percentage of the Series owned by the Fund at June 30, 2006 was 45.7%. The Fund offers two classes of shares. Shares of Class A and Class I are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A Shares bear certain expenses related to the account maintenance of such shares and have exclusive voting rights with respect to matters relating to its account maintenance expenditures. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- The Fund records its investment in the Series at fair value. Valuation of securities held by the Series is discussed in Note 1(a) of the Series' Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses -- The Fund records daily its proportionate share of the Series' income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions -- Investment transactions in the Series are accounted for on a trade date basis.

2. Transactions with Affiliates:

The Corporation has entered into an Administration Services Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .34% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. MLIM has entered into a voluntary arrangement with the Fund under which the expenses incurred by each class of shares of the Fund (excluding account maintenance fees) will not exceed .65%. This arrangement has a one-year term and is renewable. MLIM earned fees of $472,586, of which $161,609 were waived.

The Fund may pay a monthly investment advisory fee at an annual rate of .01% based upon the average daily value of the Fund's net assets. However, the Investment Adviser has entered into a contractual agreement with the Fund pursuant to which the investment advisory fee will not be charged to the Fund so long as the Fund remains invested in the Series. As a result, the investment advisory fee has not been accrued and will not be payable by the Fund for the period covered by this report.

The Corporation has also entered into a Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plan adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance fees. The fees are accrued daily and paid monthly at the annual rate of .25% based upon the average daily net assets of Class A Shares.


12      MERRILL LYNCH INTERNATIONAL INDEX FUND           JUNE 30, 2006

Notes to Financial Statements (concluded)
                                          Merrill Lynch International Index Fund

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of MLIM, also provides account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A shareholders.

Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or directors of the Fund are officers and/or directors of MLIM, PSI, FAMD, FDS, and/or ML & Co.

In February 2006, ML & Co. and BlackRock, Inc. entered into an agreement to contribute ML & Co.'s investment management business, including MLIM, to the investment management business of BlackRock, Inc. The transaction is expected to close at the end of the third quarter of 2006.

3. Capital Share Transactions:

Net increase in net assets derived from capital share transactions was $10,402,466 and $56,314,666 for the six months ended June 30, 2006 and the year ended December 31, 2005, respectively.

Transactions in capital shares for each class were as follows:

-------------------------------------------------------------------------------
Class A Shares for the Six Months                                      Dollar
Ended June 30, 2006                             Shares                 Amount
-------------------------------------------------------------------------------
Shares sold ......................             1,311,544           $ 17,515,220
Shares redeemed ..................              (874,992)           (11,721,336)
                                             ----------------------------------
Net increase .....................               436,552           $  5,793,884
                                             ==================================

-------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended December 31, 2005                         Shares                 Amount
-------------------------------------------------------------------------------
Shares sold ......................             2,748,679           $ 31,312,543
Shares issued to shareholders
  in reinvestment of dividends ...               167,671              2,041,032
                                             ----------------------------------
Total issued .....................             2,916,350             33,353,575
Shares redeemed ..................            (1,931,841)           (21,933,521)
                                             ----------------------------------
Net increase .....................               984,509           $ 11,420,054
                                             ==================================

-------------------------------------------------------------------------------
Class I Shares for the Six Months                                      Dollar
Ended June 30, 2006                             Shares                 Amount
-------------------------------------------------------------------------------
Shares sold ......................             2,427,873           $ 32,576,745
Shares redeemed ..................            (2,051,741)           (27,968,163)
                                             ----------------------------------
Net increase .....................               376,132           $  4,608,582
                                             ==================================

-------------------------------------------------------------------------------
Class I Shares for the Year                                            Dollar
Ended December 31, 2005                         Shares                 Amount
-------------------------------------------------------------------------------
Shares sold ......................             6,205,737           $ 69,802,704
Shares issued to shareholders
  in reinvestment of dividends ...               108,256              1,327,563
                                             ----------------------------------
Total issued .....................             6,313,993             71,130,267
Shares redeemed ..................            (2,288,555)           (26,235,655)
                                             ----------------------------------
Net increase .....................             4,025,438           $ 44,894,612
                                             ==================================

The Fund charges a 2% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase or exchange. The redemption fee is paid to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term trading into and out of the Fund.

4. Capital Loss Carryforward:

On December 31, 2005, the Fund had a net capital loss carryforward of $575,690, all of which expires in 2010. This amount will be available to offset like amounts of any future taxable gains.

5. Subsequent Event:

The Fund paid an ordinary income dividend in the amount of $.019432 per Class A Share and $.019469 per Class I Share on July 19, 2006 to shareholders of record on July 13, 2006.


        MERRILL LYNCH INTERNATIONAL INDEX FUND           JUNE 30, 2006        13

Portfolio Information                          Master International Index Series

As of June 30, 2006

                                                                      Percent of
Geographic Allocation                                          Total Investments
--------------------------------------------------------------------------------
United Kingdom ....................................................        23.3%
Japan .............................................................        22.8
France ............................................................         9.4
Germany ...........................................................         6.6
Switzerland .......................................................         6.6
Australia .........................................................         4.9
Spain .............................................................         3.7
Italy .............................................................         3.6
Netherlands .......................................................         3.2
United States .....................................................         3.0
Sweden ............................................................         2.2
Finland ...........................................................         1.5
Hong Kong .........................................................         1.4
Belgium ...........................................................         1.1
Ireland ...........................................................         0.8
Norway ............................................................         0.8
Singapore .........................................................         0.8
Denmark ...........................................................         0.7
Austria ...........................................................         0.6
Greece ............................................................         0.6
Portugal ..........................................................         0.3
New Zealand .......................................................         0.1
Bermuda ...........................................................          --*
Luxembourg ........................................................          --*
Other** ...........................................................         2.0
--------------------------------------------------------------------------------
*     Amount is less than 0.1%.
**    Includes portfolio holdings in short-term investments.


14      MERRILL LYNCH INTERNATIONAL INDEX FUND           JUNE 30, 2006

Summary Schedule of Investments
                        Master International Index Series      (in U.S. dollars)

This summary schedule of investments is presented to help investors focus on the Series' principal holdings. It includes the Series' 50 largest holdings and each investment of any issuer that exceeds 1% of the Series' net assets. "Other Securities" represent all issues not required to be disclosed under the rules adopted by the Securities and Exchange Commission. A complete schedule of investments is available without charge, upon request, by calling 800-637-3863 or on the Securities and Exchange Commission's Web site at http://www.sec.gov.

                                                Shares                                                                    Percent of
Industry                                          Held      Common Stocks                                  Value          Net Assets
====================================================================================================================================
Aerospace & Defense                                         Other Securities                            $ 3,498,278            0.6%
------------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics                                     Other Securities                              2,418,070            0.4
------------------------------------------------------------------------------------------------------------------------------------
Airlines                                                    Other Securities                              1,489,956            0.2
------------------------------------------------------------------------------------------------------------------------------------
Auto Components                                             Other Securities                              4,399,792            0.7
------------------------------------------------------------------------------------------------------------------------------------
Automobiles                                     48,144      DaimlerChrysler AG                            2,378,051            0.4
                                                80,500      Honda Motor Co., Ltd.                         2,556,226            0.4
                                               145,300      Toyota Motor Corp.                            7,613,585            1.2
                                                            Other Securities                              4,061,185            0.6
                                                                                                       -----------------------------
                                                                                                         16,609,047            2.6
------------------------------------------------------------------------------------------------------------------------------------
Beverages                                      153,488      Diageo Plc                                    2,581,932            0.4
                                                            Other Securities                              5,074,479            0.8
                                                                                                       -----------------------------
                                                                                                          7,656,411            1.2
------------------------------------------------------------------------------------------------------------------------------------
Biotechnology                                               Other Securities                                842,602            0.1
------------------------------------------------------------------------------------------------------------------------------------
Building Products                                           Other Securities                              3,515,967            0.6
------------------------------------------------------------------------------------------------------------------------------------
Capital Markets                                 63,432      Credit Suisse Group                           3,541,836            0.6
                                                26,296      Deutsche Bank AG Registered Shares            2,958,876            0.5
                                                55,029      UBS AG Registered Shares                      6,019,499            0.9
                                                            Other Securities                              7,340,984            1.2
                                                                                                       -----------------------------
                                                                                                         19,861,195            3.2
------------------------------------------------------------------------------------------------------------------------------------
Chemicals                                                   Other Securities                             17,404,467            2.8
------------------------------------------------------------------------------------------------------------------------------------
Commercial Banks                                91,876      ABN AMRO Holding NV                           2,512,854            0.4
                                                42,556      BNP Paribas                                   4,072,930            0.6
                                               181,006      Banco Bilbao Vizcaya Argentaria SA            3,721,632            0.6
                                               306,300      Banco Santander Central Hispano SA            4,472,676            0.7
                                               346,680      Barclays Plc                                  3,940,201            0.6
                                               204,250      HBOS Plc                                      3,551,057            0.6
                                               594,963      HSBC Holdings Plc                            10,470,477            1.7
                                               301,627      Lloyds TSB Group Plc                          2,965,113            0.5
                                                   437      Mitsubishi UFJ Financial Group, Inc.          6,116,433            1.0
                                                   490      Mizuho Financial Group, Inc.                  4,153,523            0.7
                                               164,849      Royal Bank of Scotland Group Plc              5,421,080            0.9
                                                17,830      Societe Generale                              2,621,824            0.4
                                                   300      Sumitomo Mitsui Financial Group, Inc.         3,175,436            0.5
                                               393,632      UniCredito Italiano SpA                       3,081,832            0.5
                                                            Other Securities                             34,818,591            5.5
                                                                                                       -----------------------------
                                                                                                         95,095,659           15.2
------------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies                              Other Securities                              5,097,171            0.8
------------------------------------------------------------------------------------------------------------------------------------
Communications Equipment                       223,091      Nokia Oyj                                     4,552,703            0.7
                                               714,376      Telefonaktiebolaget LM Ericsson               2,360,279            0.4
                                                            Other Securities                              1,614,285            0.3
                                                                                                       -----------------------------
                                                                                                          8,527,267            1.4
------------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals                                     Other Securities                              2,924,504            0.5
------------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering                                  Other Securities                              5,195,393            0.8
------------------------------------------------------------------------------------------------------------------------------------
Construction Materials                                      Other Securities                              4,840,749            0.8
------------------------------------------------------------------------------------------------------------------------------------
Consumer Finance                                            Other Securities                              2,647,322            0.4
------------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging                                      Other Securities                                670,533            0.1
------------------------------------------------------------------------------------------------------------------------------------
Distributors                                                Other Securities                                388,003            0.1
------------------------------------------------------------------------------------------------------------------------------------


        MERRILL LYNCH INTERNATIONAL INDEX FUND           JUNE 30, 2006        15

                        Master International Index Series      (in U.S. dollars)

                                                Shares                                                                    Percent of
Industry                                          Held      Common Stocks                                  Value          Net Assets
====================================================================================================================================
Diversified Consumer Services                               Other Securities                              $ 239,970            0.0%
------------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services                  96,491      ING Groep NV CVA                              3,791,436            0.6
                                                            Other Securities                              5,387,461            0.9
                                                                                                       -----------------------------
                                                                                                          9,178,897            1.5
------------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication                  233,917      Telefonica SA                                 3,894,280            0.6
Services                                                    Other Securities                             15,810,690            2.5
                                                                                                       -----------------------------
                                                                                                         19,704,970            3.1
------------------------------------------------------------------------------------------------------------------------------------
Electric Utilities                              33,498      E.ON AG                                       3,855,780            0.6
                                                            Other Securities                             14,071,469            2.3
                                                                                                       -----------------------------
                                                                                                         17,927,249            2.9
------------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment                                        Other Securities                              5,914,104            0.9
------------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments                          Other Securities                              6,059,149            1.0
------------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services                                 Other Securities                              1,530,735            0.2
------------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing                       398,904      Tesco Plc                                     2,464,238            0.4
                                                            Other Securities                              8,261,731            1.3
                                                                                                       -----------------------------
                                                                                                         10,725,969            1.7
------------------------------------------------------------------------------------------------------------------------------------
Food Products                                   21,394      Nestle SA Registered Shares                   6,706,364            1.1
                                                            Other Securities                              9,046,259            1.4
                                                                                                       -----------------------------
                                                                                                         15,752,623            2.5
------------------------------------------------------------------------------------------------------------------------------------
Gas Utilities                                               Other Securities                              2,007,207            0.3
------------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies                            Other Securities                              3,058,093            0.5
------------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services                            Other Securities                              1,024,549            0.2
------------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure                               Other Securities                              5,970,400            0.9
------------------------------------------------------------------------------------------------------------------------------------
Household Durables                                          Other Securities                             11,593,824            1.9
------------------------------------------------------------------------------------------------------------------------------------
Household Products                                          Other Securities                              2,183,588            0.3
------------------------------------------------------------------------------------------------------------------------------------
IT Services                                                 Other Securities                              2,133,835            0.3
------------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &                               Other Securities                                737,484            0.1
Energy Traders
------------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates                        42,682      Siemens AG                                    3,712,783            0.6
                                                            Other Securities                              4,014,511            0.6
                                                                                                       -----------------------------
                                                                                                          7,727,294            1.2
------------------------------------------------------------------------------------------------------------------------------------
Insurance                                       87,501      AXA                                           2,870,940            0.5
                                                20,777      Allianz AG Registered Shares                  3,281,516            0.5
                                                            Other Securities                             20,484,261            3.3
                                                                                                       -----------------------------
                                                                                                         26,636,717            4.3
------------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail                                   Other Securities                              1,117,660            0.2
------------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services                                Other Securities                                552,550            0.1
------------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products                                Other Securities                              2,312,276            0.4
------------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools & Services                              Other Securities                                 62,512            0.0
------------------------------------------------------------------------------------------------------------------------------------
Machinery                                                   Other Securities                             11,830,827            1.9
------------------------------------------------------------------------------------------------------------------------------------
Marine                                                      Other Securities                              1,751,889            0.3
------------------------------------------------------------------------------------------------------------------------------------
Media                                                       Other Securities                             12,415,888            2.0
------------------------------------------------------------------------------------------------------------------------------------
Metals & Mining                                 72,979      Anglo American Plc                            2,993,830            0.5
                                               178,905      BHP Billiton Ltd.                             3,854,594            0.6
                                               133,948      BHP Billiton Plc                              2,598,839            0.4
                                                56,351      Rio Tinto Plc Registered Shares               2,979,775            0.5
                                                            Other Securities                             11,748,961            1.9
                                                                                                       -----------------------------
                                                                                                         24,175,999            3.9
------------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities                                             Other Securities                              8,671,007            1.4
------------------------------------------------------------------------------------------------------------------------------------
Multiline Retail                                            Other Securities                              3,042,245            0.5
------------------------------------------------------------------------------------------------------------------------------------


16      MERRILL LYNCH INTERNATIONAL INDEX FUND           JUNE 30, 2006

                        Master International Index Series      (in U.S. dollars)

                                                Shares                                                                    Percent of
Industry                                          Held      Common Stocks                                  Value          Net Assets
====================================================================================================================================
Office Electronics                              56,400      Canon, Inc.                                 $ 2,767,826            0.4%
                                                            Other Securities                              1,176,098            0.2
                                                                                                       -----------------------------
                                                                                                          3,943,924            0.6
------------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels                    193,718      BG Group Plc                                  2,588,663            0.4
                                             1,068,495      BP Plc                                       12,460,209            2.0
                                                 3,749      BP Plc (b)                                      260,968            0.0
                                               111,634      ENI SpA                                       3,284,486            0.5
                                               204,390      Royal Dutch Shell Plc                         6,880,164            1.1
                                               143,015      Royal Dutch Shell Plc Class B                 5,001,967            0.8
                                               115,027      Total SA                                      7,567,276            1.2
                                                            Other Securities                              8,311,905            1.4
                                                                                                       -----------------------------
                                                                                                         46,355,638            7.4
------------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products                                     Other Securities                              2,280,824            0.4
------------------------------------------------------------------------------------------------------------------------------------
Personal Products                                           Other Securities                              1,896,752            0.3
------------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals                                 84,007      AstraZeneca Plc                               5,071,464            0.8
                                               304,144      GlaxoSmithKline Plc                           8,499,854            1.4
                                                   800      GlaxoSmithKline Plc (b)                          44,640            0.0
                                               123,337      Novartis AG Registered Shares                 6,665,232            1.1
                                                37,298      Roche Holding AG                              6,153,409            1.0
                                                52,111      Sanofi-Aventis                                5,084,033            0.8
                                                46,600      Takeda Pharmaceutical Co., Ltd.               2,902,436            0.4
                                                            Other Securities                              5,919,897            0.9
                                                                                                       -----------------------------
                                                                                                         40,340,965            6.4
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs)                       Other Securities                              4,760,097            0.8
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &                                    Other Securities                             10,879,985            1.7
Development
------------------------------------------------------------------------------------------------------------------------------------
Road & Rail                                                 Other Securities                              5,172,990            0.8
------------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor                              Other Securities                              4,536,589            0.7
Equipment
------------------------------------------------------------------------------------------------------------------------------------
Software                                                    Other Securities                              4,455,545            0.7
------------------------------------------------------------------------------------------------------------------------------------
Specialty Retail                                            Other Securities                              4,620,449            0.7
------------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods                            Other Securities                              5,276,692            0.8
------------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance                                  Other Securities                                408,365            0.1
------------------------------------------------------------------------------------------------------------------------------------
Tobacco                                                     Other Securities                              5,787,667            0.9
------------------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors                            Other Securities                              5,992,141            1.0
------------------------------------------------------------------------------------------------------------------------------------
Transportation Infrastructure                               Other Securities                              1,947,103            0.3
------------------------------------------------------------------------------------------------------------------------------------
Water Utilities                                             Other Securities                                712,756            0.1
------------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication                   3,120,505      Vodafone Group Plc                            6,651,714            1.1
Services                                         4,178      Vodafone Group Plc (b)                           88,991            0.0
                                                            Other Securities                              3,942,793            0.6
                                                                                                       -----------------------------
                                                                                                         10,683,498            1.7
------------------------------------------------------------------------------------------------------------------------------------
                                                            Total Common Stocks
                                                            (Cost--$440,955,183)                        579,173,876           92.4
------------------------------------------------------------------------------------------------------------------------------------

====================================================================================================================================
                                                            Exchange-Traded Funds
====================================================================================================================================
Diversified Financial Services                 284,277      iShares MSCI EAFE Index Fund                 18,537,703            3.0
------------------------------------------------------------------------------------------------------------------------------------
                                                            Total Exchange-Traded Funds
                                                            (Cost--$17,644,632)                          18,537,703            3.0
------------------------------------------------------------------------------------------------------------------------------------


        MERRILL LYNCH INTERNATIONAL INDEX FUND           JUNE 30, 2006        17

                        Master International Index Series      (in U.S. dollars)

                                                                                                                          Percent of
Industry                                                    Preferred Stocks                                Value         Net Assets
====================================================================================================================================
Automobiles                                                 Other Securities                              $ 735,751            0.1%
------------------------------------------------------------------------------------------------------------------------------------
Chemicals                                                   Other Securities                                307,933            0.1
------------------------------------------------------------------------------------------------------------------------------------
Media                                                       Other Securities                                125,136            0.0
------------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities                                             Other Securities                                140,736            0.0
------------------------------------------------------------------------------------------------------------------------------------
                                                            Total Preferred Stocks (Cost--$821,955)       1,309,556            0.2
------------------------------------------------------------------------------------------------------------------------------------

====================================================================================================================================
                                                            Rights
====================================================================================================================================
Chemicals                                                   Other Securities                                 21,165            0.0
------------------------------------------------------------------------------------------------------------------------------------
Machinery                                                   Other Securities                                  6,435            0.0
------------------------------------------------------------------------------------------------------------------------------------
                                                            Total Rights (Cost--$0)                          27,600            0.0
------------------------------------------------------------------------------------------------------------------------------------

====================================================================================================================================
                                           Beneficial
                                              Interest      Short-Term Securities
====================================================================================================================================
                                         USD12,041,829      Merrill Lynch Liquidity Series, LLC
                                                            Cash Sweep Series I, 4.78% (a)(c)            12,041,829            1.9
------------------------------------------------------------------------------------------------------------------------------------
                                                            Total Short-Term Securities
                                                            (Cost--$12,041,829)                          12,041,829            1.9
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost--$471,463,599*)                                                                 611,090,564           97.5

Other Assets Less Liabilities                                                                            15,502,170            2.5
                                                                                                       -----------------------------
Net Assets                                                                                             $626,592,734          100.0%
                                                                                                       =============================

* The cost and unrealized appreciation (depreciation) of investments as of June 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost ..........................................    $476,995,253
                                                                   ============
      Gross unrealized appreciation ...........................    $143,003,774
      Gross unrealized depreciation ...........................      (8,908,463)
                                                                   ------------
      Net unrealized appreciation .............................    $134,095,311
                                                                   ============

(a)   Represents the current yield as of 6/30/2006.
(b)   Depositary receipts.
(c) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------------------------------------
                                                                                     Net              Interest
      Affiliate                                                                   Activity             Income
      --------------------------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I                   $(8,287,046)          $358,356
      --------------------------------------------------------------------------------------------------------

o "Other Securities" represent issues that are not identified as the 50 largest holdings of the Series and issues not exceeding 1% of net assets.
o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.


18      MERRILL LYNCH INTERNATIONAL INDEX FUND           JUNE 30, 2006

Summary Schedule of Investments (concluded)
                        Master International Index Series      (in U.S. dollars)

o     Financial futures contracts purchased as of June 30, 2006 were as follows:

      ------------------------------------------------------------------------------------------------------------------------
      Number of                                                              Expiration                            Unrealized
      Contracts       Issue                              Exchange               Date            Face Value        Appreciation
      ------------------------------------------------------------------------------------------------------------------------
         15           Hang Seng Index Future             Hong Kong              July 2006        $1,531,094         $  44,514
         63           OMX Stock Index Future             Stockholm              July 2006        $  801,261            36,369
          2           DAX Index 25 Euro Future           Eurex             September 2006        $  355,419            10,693
        114           DJ Euro Stoxx 50                   Eurex             September 2006        $5,102,330           235,658
         36           FTSE 100 Index Future              LIFFE             September 2006        $3,773,687           104,834
          1           S&P/MIB Index Future               Eurex             September 2006        $  230,699             3,749
         28           SPI 200 Index Future               Sydney            September 2006        $2,543,440            98,482
         73           TOPIX Index Future                 Tokyo             September 2006        $9,816,395           333,935
      ------------------------------------------------------------------------------------------------------------------------
      Total Unrealized Appreciation--Net                                                                            $ 868,234
                                                                                                                    =========

o Forward foreign exchange contracts purchased as of June 30, 2006 were as follows:

      -----------------------------------------------------------------------------------------------------------------------
                                                                                                                 Unrealized
      Foreign Currency                                                      Settlement                          Appreciation
      Purchased                                                                Date                            (Depreciation)
      -----------------------------------------------------------------------------------------------------------------------
      AUD        3,222,700                                                  August 2006                            $ (56,513)
      CHF        4,526,600                                                  August 2006                              (17,435)
      EUR       13,231,800                                                  August 2006                               18,608
      GBP        5,051,600                                                  August 2006                              (41,744)
      HKD        3,680,000                                                  August 2006                               (1,142)
      JPY    1,630,758,700                                                  August 2006                             (372,110)
      SEK        8,668,900                                                  August 2006                               11,550
      SGD           80,800                                                  August 2006                                  150
      -----------------------------------------------------------------------------------------------------------------------
      Total Unrealized Depreciation on Forward Foreign Exchange Contracts--Net
      (USD Commitment--$48,976,148)                                                                                $(458,636)
                                                                                                                   =========

o Forward foreign exchange contracts sold as of June 30, 2006 were as follows:

      -----------------------------------------------------------------------------------------------------------------------
                                                                                                                 Unrealized
      Foreign Currency                                                      Settlement                          Appreciation
      Sold                                                                     Date                            (Depreciation)
      -----------------------------------------------------------------------------------------------------------------------
      AUD        2,240,900                                                  August 2006                            $  32,899
      CHF        3,092,500                                                  August 2006                               28,178
      EUR        8,444,400                                                  August 2006                              (10,655)
      GBP        4,177,200                                                  August 2006                               81,067
      HKD        3,680,000                                                  August 2006                                  808
      JPY      979,262,000                                                  August 2006                              266,062
      SEK        5,478,000                                                  August 2006                              (14,060)
      SGD           80,800                                                  August 2006                                 (145)
      -----------------------------------------------------------------------------------------------------------------------
      Total Unrealized Appreciation on Forward Foreign Exchange Contracts--Net
      (USD Commitment--$33,057,761)                                                                                $ 384,154
                                                                                                                   =========

o     Currency Abbreviations:

      AUD       Australian Dollar
      CHF       Swiss Franc
      EUR       Euro
      GBP       British Pound
      HKD       Hong Kong Dollar
      JPY       Japanese Yen
      SEK       Swedish Krona
      SGD       Singapore Dollar
      USD       U.S. Dollar

      See Notes to Financial Statements.


        MERRILL LYNCH INTERNATIONAL INDEX FUND           JUNE 30, 2006        19

Statement of Assets and Liabilities            Master International Index Series

As of June 30, 2006
==================================================================================================================================
Assets
----------------------------------------------------------------------------------------------------------------------------------
               Investments in unaffiliated securities, at value (identified cost--$459,421,770)                      $ 599,048,735
               Investments in affiliated securities, at value (identified cost--$12,041,829) ..                         12,041,829
               Cash on deposit for financial futures contracts ................................                          1,995,570
               Foreign cash (cost--$8,001,968) ................................................                          7,952,577
               Unrealized appreciation on forward foreign exchange contracts ..................                            439,322
               Receivables:
                  Dividends ...................................................................    $   2,054,400
                  Securities sold .............................................................        1,673,636
                  Variation margin ............................................................        1,347,995
                  Contributions ...............................................................        1,339,010         6,415,041
                                                                                                   -------------
               Prepaid expenses ...............................................................                              5,708
                                                                                                                     -------------
               Total assets ...................................................................                        627,898,782
                                                                                                                     -------------
==================================================================================================================================
Liabilities
----------------------------------------------------------------------------------------------------------------------------------
               Unrealized depreciation on forward foreign exchange contracts ..................                            513,804
               Payables:
                  Withdrawals .................................................................          510,933
                  Securities purchased ........................................................          222,920
                  Other affiliates ............................................................            5,358
                  Investment adviser ..........................................................            3,196           742,407
                                                                                                   -------------
               Accrued expenses and other liabilities .........................................                             49,837
                                                                                                                     -------------
               Total liabilities ..............................................................                          1,306,048
                                                                                                                     -------------
==================================================================================================================================
Net Assets
----------------------------------------------------------------------------------------------------------------------------------
               Net assets .....................................................................                      $ 626,592,734
                                                                                                                     =============
==================================================================================================================================
Net Assets Consist of
----------------------------------------------------------------------------------------------------------------------------------
               Investors' capital .............................................................                      $ 486,071,616
               Unrealized appreciation--net ...................................................                        140,521,118
                                                                                                                     -------------
               Net Assets .....................................................................                      $ 626,592,734
                                                                                                                     =============

      See Notes to Financial Statements.


20      MERRILL LYNCH INTERNATIONAL INDEX FUND           JUNE 30, 2006

Statement of Operations                        Master International Index Series

For the Six Months Ended June 30, 2006
==================================================================================================================================
Investment Income
----------------------------------------------------------------------------------------------------------------------------------
               Dividends (net of $944,972 foreign withholding tax) ............................                      $  10,376,817
               Interest (including $358,356 from affiliates) ..................................                            412,440
               Securities lending--net ........................................................                                 19
                                                                                                                     -------------
               Total income ...................................................................                         10,789,276
                                                                                                                     -------------
==================================================================================================================================
Expenses
----------------------------------------------------------------------------------------------------------------------------------
               Custodian fees .................................................................    $     132,318
               Accounting services ............................................................           32,574
               Investment advisory fees .......................................................           30,551
               Professional fees ..............................................................           25,898
               Pricing fees ...................................................................           18,227
               Trustees' fees and expenses ....................................................            1,733
               Other ..........................................................................            5,893
                                                                                                   -------------
               Total expenses before reimbursement ............................................          247,194
               Reimbursement of expenses ......................................................           (1,502)
                                                                                                   -------------
               Total expenses after reimbursement .............................................                            245,692
                                                                                                                     -------------
               Investment income--net .........................................................                         10,543,584
                                                                                                                     -------------
==================================================================================================================================
Realized & Unrealized Gain (Loss)--Net
----------------------------------------------------------------------------------------------------------------------------------
               Realized gain (loss) on:
                  Investments--net ............................................................        4,157,993
                  In-kind redemption--net .....................................................          (76,039)
                  Financial futures contracts--net ............................................         (297,314)
                  Foreign currency transactions--net ..........................................        1,952,006         5,736,646
                                                                                                   -------------
               Change in unrealized appreciation/depreciation on:
                  Investments--net ............................................................       38,299,823
                  Financial futures contracts--net ............................................          302,239
                  Foreign currency transactions--net ..........................................          316,804        38,918,866
                                                                                                   -------------------------------
               Total realized and unrealized gain--net ........................................                         44,655,512
                                                                                                                     -------------
               Net Increase in Net Assets Resulting from Operations ...........................                      $  55,199,096
                                                                                                                     =============

      See Notes to Financial Statements.


        MERRILL LYNCH INTERNATIONAL INDEX FUND           JUNE 30, 2006        21

Statements of Changes in Net Assets            Master International Index Series

                                                                                                     For the Six         For the
                                                                                                    Months Ended       Year Ended
                                                                                                      June 30,        December 31,
Increase (Decrease) in Net Assets:                                                                      2006              2005
==================================================================================================================================
Operations
----------------------------------------------------------------------------------------------------------------------------------
               Investment income--net .........................................................    $  10,543,584     $  10,676,216
               Realized gain--net .............................................................        5,736,646         3,554,079
               Change in unrealized appreciation/depreciation--net ............................       38,918,866        44,436,350
                                                                                                   -------------------------------
               Net increase in net assets resulting from operations ...........................       55,199,096        58,666,645
                                                                                                   -------------------------------
==================================================================================================================================
Capital Transactions
----------------------------------------------------------------------------------------------------------------------------------
               Proceeds from contributions ....................................................      285,565,783       274,141,104
               Fair value of withdrawals ......................................................     (237,327,440)     (131,719,318)
                                                                                                   -------------------------------
               Net increase in net assets derived from capital transactions ...................       48,238,343       142,421,786
                                                                                                   -------------------------------
==================================================================================================================================
Net Assets
----------------------------------------------------------------------------------------------------------------------------------
               Total increase in net assets ...................................................      103,437,439       201,088,431
               Beginning of period ............................................................      523,155,295       322,066,864
                                                                                                   -------------------------------
               End of period ..................................................................    $ 626,592,734     $ 523,155,295
                                                                                                   ===============================

      See Notes to Financial Statements.


22      MERRILL LYNCH INTERNATIONAL INDEX FUND           JUNE 30, 2006

Financial Highlights                           Master International Index Series

                                                    For the Six
                                                    Months Ended                For the Year Ended December 31,
The following ratios have been derived from           June 30,        -----------------------------------------------------
information provided in the financial statements.       2006            2005           2004           2003           2002
===========================================================================================================================
Total Investment Return
---------------------------------------------------------------------------------------------------------------------------
           Total investment return ................      10.29%+         13.64%         20.32%         38.97%        (15.81%)
                                                      =====================================================================
===========================================================================================================================
Ratios to Average Net Assets
---------------------------------------------------------------------------------------------------------------------------
           Expenses, net of reimbursement .........        .08%*           .10%           .09%           .09%           .08%
                                                      =====================================================================
           Expenses ...............................        .08%*           .10%           .10%           .10%           .16%
                                                      =====================================================================
           Investment income--net .................       3.45%*          2.53%          2.55%          2.23%          2.21%
                                                      =====================================================================
===========================================================================================================================
Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period (in thousands)   $626,593        $523,155       $322,067       $553,129       $166,820
                                                      =====================================================================
           Portfolio turnover .....................      19.89%          11.33%         13.50%          8.55%         19.52%
                                                      =====================================================================

*     Annualized.
+     Aggregated total investment return.

      See Notes to Financial Statements.


        MERRILL LYNCH INTERNATIONAL INDEX FUND           JUNE 30, 2006        23

Notes to Financial Statements                  Master International Index Series

1. Significant Accounting Policies:

Master International Index Series (the "Series"), a non-diversified investment company, is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Series, subject to certain limitations. The Series' financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments -- Equity securities that are held by the Series that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last asked price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements and forward foreign exchange contracts are valued daily based upon quoted fair valuations received daily by the Series from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations. Valuation of other short-term investment vehicles is generally based on the net asset value of the underlying investment vehicle or amortized cost.

Repurchase agreements are valued at cost plus accrued interest. The Series employs pricing services to provide certain securities prices for the Series. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Series, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Series under the general supervision of the Trust's Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

Generally, trading in foreign securities, as well as U.S. government securities and money market instruments and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Series are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series' net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Trust's Board of Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trust's Board of Trustees.

(b) Derivative financial instruments -- The Series may engage in various portfolio investment strategies to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Series may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for


24      MERRILL LYNCH INTERNATIONAL INDEX FUND           JUNE 30, 2006

Notes to Financial Statements (continued)      Master International Index Series

      delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- The Series may purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts -- The Series may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Series as an unrealized gain or loss. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

o Foreign currency options and futures -- The Series may also purchase or sell listed or OTC foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar-denominated securities owned by the Series, sold by the Series but not yet delivered, or committed or anticipated to be purchased by the Series.

(c) Foreign currency transactions -- Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments. The Series invests in foreign securities, which may involve a number of risk factors and special considerations, not present with investments in securities of U.S. corporations.

(d) Income taxes -- The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income -- Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(f) Securities lending -- The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Where the Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the


        MERRILL LYNCH INTERNATIONAL INDEX FUND           JUNE 30, 2006        25

Notes to Financial Statements (concluded)      Master International Index Series

Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets. FAM has entered into a contractual arrangement with the Series under which the expenses incurred by the Series will not exceed .12%. This arrangement has a one-year term and is renewable. For the six months ended June 30, 2006, FAM reimbursed the Series in the amount of $1,502.

In addition, Merrill Lynch, Pierce, Fenner & Smith Incorporated, an affiliate of FAM, received $16,197 in commissions on the execution of portfolio security transactions for the Series for the six months ended June 30, 2006.

For the six months ended June 30, 2006, the Series reimbursed FAM $3,935 for certain accounting services.

Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, and/or ML & Co.

In February 2006, ML & Co. and BlackRock, Inc. entered into an agreement to contribute ML & Co.'s investment management business, including FAM, to the investment management business of BlackRock, Inc. The transaction is expected to close at the end of the third quarter of 2006.

3. Investments:

Purchases and sales (including in-kind redemptions) of investments, excluding short-term securities, for the six months ended June 30, 2006 were $182,814,349 and $115,477,218, respectively.

4. Commitments:

At June 30, 2006, the Series had entered into foreign exchange contracts, in addition to the contracts listed on the Schedule of Investments, under which it had agreed to buy various foreign currencies with an approximate value of $24,000.

5. Short-Term Borrowings:

The Trust, on behalf of the Series, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders, which expires November 2006. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of .07% per annum based on the Series pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each Series' election, the federal funds rate plus .50% or a base rate as defined in the credit agreement. The Series did not borrow under the credit agreement during the six months ended June 30, 2006.


26      MERRILL LYNCH INTERNATIONAL INDEX FUND           JUNE 30, 2006

Disclosure of Investment Advisory Agreement

Activities and Composition of the Board of Directors/Trustees

All but one member of the Board of Directors of the Fund and the Board of Trustees of the Trust is an independent director/ trustee whose only affiliation with Fund Asset Management, L.P. (the "Investment Adviser") or other Merrill Lynch affiliates is as a director/trustee of the Fund and the Trust and as a trustee or director of certain other funds advised by the Investment Adviser or its affiliates. The Chairman is an independent director/trustee. New director/trustee nominees are chosen by a Nominating Committee comprised entirely of independent directors/trustees. All independent directors/ trustees also are members of each Board's Audit Committee, and the independent directors/trustees meet in executive session at each in-person Board meeting. Each Board and each Board's Audit Committee meet in person for at least two days each quarter and conduct other in-person and telephone meetings throughout the year, some of which are formal Board meetings and some of which are informational meetings. Independent counsel to the independent directors/trustees attends all in-person Board and Audit Committee meetings and other meetings at the independent directors'/trustees' request.

Investment Advisory Agreements -- Matters Considered by the Boards

Every year, each Board considers approval of the investment advisory agreement with respect to the Fund and the Trust (the "Investment Advisory Agreements"). The Boards assess the nature, scope and quality of the services provided to the Fund and the Trust by the personnel of the Investment Adviser and its affiliates, including administrative services, shareholder services, oversight of fund accounting, marketing services and assistance in meeting legal and regulatory requirements. The Boards also receive and assess information regarding the services provided to the Fund and the Trust by certain unaffiliated service providers.

At various times throughout the year, each Board also considers a range of information in connection with its oversight of the services provided by the Investment Adviser and its affiliates. Among the matters considered are: (a) fees (in addition to management fees) paid to the Investment Adviser and its affiliates by the Fund and/or the Trust, such as transfer agency fees and fees for marketing and distribution; (b) Fund/Trust operating expenses paid to third parties; (c) the resources devoted to and compliance reports relating to the Fund's/Trust's investment objective, policies and restrictions, and the Fund's/Trust's compliance with its Code of Ethics and compliance policies and procedures; and (d) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates.

Each Board believes that the Investment Adviser is one of the most experienced global asset management firms and considers the overall services provided by the Investment Adviser to be of high quality. Each Board also believes that the Investment Adviser is financially sound and well managed and notes that the Investment Adviser is affiliated with one of America's largest financial firms. Each Board works closely with the Investment Adviser in overseeing the Investment Adviser's efforts to achieve good performance. As part of this effort, each Board discusses portfolio manager effectiveness and, when performance is not satisfactory, discusses with the Investment Adviser taking steps such as changing investment personnel.

Annual Consideration of Approval by the Boards

In the period prior to the Board meeting to consider renewal of the Investment Advisory Agreements, each Board requests and receives materials specifically relating to the Investment Advisory Agreements. These materials include (a) information compiled by Lipper Inc. ("Lipper") on the fees and expenses and the investment performance of the Fund and the Trust as compared to a comparable group of funds as classified by Lipper; (b) sales and redemption data for the Fund; (c) a discussion by the Fund's/Trust's portfolio management team of investment strategies used by the Fund/Trust during its most recent fiscal year;
(d) information on the profitability to the Investment Adviser and its affiliates of the Investment Advisory Agreements and other relationships with the Fund and the Trust; and (e) information provided by the Investment Adviser concerning investment advisory fees charged to other clients, such as retail insurance funds and collective investment trusts, under similar investment mandates. Each Board also considers other matters it deems important to the approval process, such as payments made to the Investment Adviser or its affiliates relating to the distribution of Fund shares, services related to the valuation and pricing of Fund/Trust portfolio holdings, the Fund's/Trust's portfolio turnover statistics, and direct and indirect benefits to the Investment Adviser and its affiliates from their relationship with the Fund and the Trust. Neither Board identified any particular information as controlling, and each member of each Board attributed different weights to the various items considered.


        MERRILL LYNCH INTERNATIONAL INDEX FUND           JUNE 30, 2006        27

Disclosure of Investment Advisory Agreement (concluded)

Certain Specific Renewal Data

In connection with the most recent renewal of the Fund's and the Trust's Investment Advisory Agreements in June 2006, the independent directors'/trustees' and Boards' review included the following:

Services Provided by the Investment Adviser -- Each Board reviewed the nature, extent and quality of services provided by the Investment Adviser, including the investment advisory services and the resulting performance of the Fund and the Trust. Each Board focused primarily on the Investment Adviser's investment advisory services and the Fund's/Trust's investment performance. Each Board compared Fund/Trust performance -- both including and excluding the effects of the Fund's/Trust's fees and expenses -- to the performance of a comparable group of mutual funds and the performance of a relevant index or combination of indexes. While each Board reviews performance data at least quarterly, consistent with the Investment Adviser's investment goals, each Board attaches more importance to performance over relatively long periods of time, typically three to five years. For the periods ended February 28, 2006, the Boards noted that the Fund's/Trust's performance after fees and expenses ranked in the fourth quintile for the one-year period, in the first quintile for the three-year period and in the second quintile for the five-year period. Considering these factors, each Board concluded that the nature and quality of the services provided and the Fund's/Trust's performance supported the continuation of the Investment Advisory Agreements.

The Investment Adviser's Personnel and Investment Process -- Each Board reviews at least annually the Fund's/Trust's investment objectives and strategies. Each Board discusses with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's quantitative index management team the strategies being used to achieve the stated objectives. Among other things, each Board considers the size, education and experience of the Investment Adviser's investment staff, its use of technology, and the Investment Adviser's approach to training and retaining portfolio managers and other research, advisory and management personnel. Each Board also reviews the Investment Adviser's compensation policies and practices with respect to the Fund's/Trust's portfolio managers. Each Board also considered the experience of the Fund's/Trust's portfolio managers and noted that Ms. Debra Jelilian and Mr. Jeffrey Russo each has over 10 years of portfolio management experience. Moreover, the Investment Adviser and its investment staff have extensive experience in analyzing and managing the types of investments used by the Fund and the Trust. The Board concluded that each of the Fund and the Trust benefits from that expertise.

Management Fees and Other Expenses -- Each Board reviews the Fund's/Trust's contractual management fee rate and actual management fee rate as a percentage of total assets at common asset levels -- the actual rate includes advisory and administrative service fees and the effects of any fee waivers -- compared to the other funds in its Lipper category. It also compares the Fund's/Trust's total expenses to those of other comparable funds. Each Board considered the services provided to and the fees charged by the Investment Adviser to retail insurance funds and collective investment trusts with similar investment mandates. The Boards noted that while the Fund's/Trust's contractual and actual management fee rates were lower than the medians of contractual and actual management fees charged by comparable funds, as classified by Lipper, the Fund's/Trust's total expenses were slightly higher than the median total expenses for such comparable funds. Each Board concluded that the Fund's/Trust's management fee rate and overall expense ratio are reasonable when compared to those of other comparable funds.

Profitability -- Each Board considers the cost of the services provided to the Fund and the Trust by the Investment Adviser and the Investment Adviser's and its affiliates' profits relating to the management and distribution of the Fund and the Trust and the MLIM/FAM-advised funds. As part of its analysis, each Board reviewed the Investment Adviser's methodology in allocating its costs to the management of the Fund and the Trust and concluded that there was a reasonable basis for the allocation. Each Board concluded that the profits of the Investment Adviser and its affiliates are reasonable in relation to the nature and quality of services provided and given the level of fees and expenses overall.

Economies of Scale -- Each Board considered the extent to which economies of scale might be realized as the assets of the Fund and the Trust increase and whether there should be changes in the management fee rate or structure in order to enable the Fund and the Trust to participate in these economies of scale. While the Board concluded that it did not believe that the Fund's and the Trust's assets have reached a level where such economies are effectively available, the Boards noted that they will continue to monitor information relating to economies of scale. The Boards also considered the Investment Adviser's agreement to waive the Fund's advisory fee in the amount of the Fund's share of the


28      MERRILL LYNCH INTERNATIONAL INDEX FUND           JUNE 30, 2006
investment advisory fee paid by the Trust so long as the Fund remains invested in the Trust. Each Board determined that the management fee structure was reasonable and that no changes were currently necessary.

Conclusion

After the independent directors/trustees deliberated in executive session, the entire Board of each of the Fund and the Trust, including all of the independent directors/trustees, approved the renewal of the existing Investment Advisory Agreements, concluding that the advisory fees were reasonable in relation to the services provided and that a contract renewal was in the best interests of the shareholders.


        MERRILL LYNCH INTERNATIONAL INDEX FUND           JUNE 30, 2006        29

Disclosure of New Investment Advisory Agreement

New BlackRock Investment Advisory Agreements -- Matters Considered by the Boards

Merrill Lynch International Index Fund (the "Fund"), a series of Merrill Lynch Index Funds, Inc. (the "Corporation"), is a "feeder" fund that invests all of its assets in the Master International Index Series (the "Series") of Quantitative Master Series Trust (the "Trust"), which has the same investment objectives and strategies as the Fund. All investments are made at the Series level.

In connection with the Transaction between Merrill Lynch and BlackRock, the Board of Trustees of the Trust (the "trustees") considered a new investment advisory agreement between the Trust, on behalf of Series, and BlackRock Advisors, Inc. or its successor ("BlackRock Advisors"). If the Trust's New Investment Advisory Agreement is approved by shareholders, then that agreement will become effective upon the closing of the Transaction, which is expected in the third quarter of 2006.

In addition, in connection with the Transaction, the Board of Directors of the Corporation (the "directors") considered a new investment advisory agreement (together with the new advisory agreement for the Trust, the "New Investment Advisory Agreements") between the Corporation on behalf of the Fund and BlackRock Advisors. If the Fund's New Investment Advisory Agreement is approved by shareholders, then that agreement will become effective upon the closing of the Transaction. Under a contractual arrangement between the Corporation on behalf of the Fund and BlackRock Advisors, however, no management/advisory fee will be charged to the Fund under the Fund's New Investment Advisory Agreement so long as the Fund remains invested in the Series.

Each Board discussed the New Investment Advisory Agreements at telephonic and in-person meetings held during April and May 2006. Each Board, including the independent directors/trustees, approved the New Investment Advisory Agreements on May 8, 2006.

To assist each Board in its consideration of the New Investment Advisory Agreements, BlackRock provided materials and information about BlackRock, including its financial condition and asset management capabilities and organization, and Merrill Lynch provided materials and information about the Transaction. The independent directors/trustees, through their independent legal counsel, also requested and received additional information from Merrill Lynch and BlackRock in connection with their consideration of the New Investment Advisory Agreements. The additional information was provided in advance of the May 2006 meeting. In addition, the independent directors/trustees consulted with their counsel and counsel for the Corporation and the Trust on numerous occasions, discussing, among other things, the legal standards and certain other considerations relevant to each Board's deliberations.

At the Board meetings, each Board discussed with Merrill Lynch management and certain BlackRock representatives the Transaction, its strategic rationale and BlackRock's general plans and intentions regarding the Fund and the Series. At these Board meetings, representatives of Merrill Lynch and BlackRock made presentations to and responded to questions from each Board. Each Board also inquired about the plans for and anticipated roles and responsibilities of certain employees and officers of the Investment Adviser and certain affiliates being transferred to BlackRock in connection with the Transaction. The independent directors/trustees also conferred separately and with their counsel about the Transaction and other matters related to the Transaction on a number of occasions, including in connection with the April and May 2006 meetings. After the presentations and after reviewing the written materials provided, the independent directors/trustees met in executive sessions with their counsel to consider the New Investment Advisory Agreements.

In connection with each Board's review of the New Investment Advisory Agreements, Merrill Lynch and/or BlackRock advised the Board about a variety of matters. The advice included the following, among other matters:

o that there is not expected to be any diminution in the nature, quality and extent of services provided to the Fund and Series and their shareholders by BlackRock Advisors, including compliance services;

o that operation of New BlackRock as an independent investment management firm will enhance its ability to attract and retain talented professionals;

o that the Fund and the Series should benefit from having access to BlackRock's state of the art technology and risk management analytic tools, including investment tools, provided under the BlackRock Solutions(R) brand name;

o that BlackRock has no present intention to alter any applicable expense waivers or reimbursements currently in effect and, while it reserves the right to do so in the future, it would seek the approval of the Boards before making any changes;


30      MERRILL LYNCH INTERNATIONAL INDEX FUND           JUNE 30, 2006

o that BlackRock and Merrill Lynch will enter into an agreement, for an initial three-year period and automatically renewable from year to year thereafter, in connection with the Transaction under which Merrill Lynch-affiliated broker-dealers will continue to offer the Fund as an investment product;

o that BlackRock Advisors will have substantially the same access to the Merrill Lynch sales force when distributing shares of the Fund as is currently provided to the Investment Adviser and that other arrangements between the Investment Adviser and Merrill Lynch sales channels will be preserved;

o that the Fund will have access to BlackRock's network of third party brokers, retirement plan platforms and registered investment advisers;

o that in connection with the Transaction, Merrill Lynch and BlackRock have agreed to conduct, and use reasonable best efforts to cause their respective affiliates to conduct, their respective businesses in compliance with the conditions of Section 15(f) of the Investment Company Act of 1940 (the "1940 Act") in relation to any public funds advised by BlackRock or the Investment Adviser (or its affiliates), respectively; and

o that Merrill Lynch and BlackRock would derive benefits from the Transaction and that, as a result, they have a different financial interest in the matters that were being considered than do Fund or Series shareholders.

Each Board considered the information provided by Merrill Lynch and BlackRock above, and, among other factors, the following:

o the potential benefits to the Fund and the Series shareholders from being part of a combined fund family with BlackRock-sponsored funds, including possible economies of scale and access to investment opportunities;

o the potential for expanding distribution of Fund shares through improved access to third party distribution;

o the reputation, financial strength and resources of BlackRock and its investment advisory subsidiaries and the anticipated financial strength and resources of New BlackRock;

o     the compliance policies and procedures of BlackRock Advisors;

o the terms and conditions of the New Investment Advisory Agreements, including the fact that neither the schedule of the total advisory and administrative fees for the Fund nor the schedule of the total advisory fees of the Series will increase by virtue of either New Investment Advisory Agreement, but will remain the same;

o that each Board had earlier performed a full annual review of the investment advisory agreements currently in effect for the Series and Fund (the "Current Investment Advisory Agreements") as required by the 1940 Act and has determined that the Investment Adviser has the capabilities, resources and personnel necessary to provide the advisory and administrative services currently provided to the Fund and the Series; and that the advisory and/or management fees paid by the Series, taking into account any applicable agreed-upon fee waivers and breakpoints, represent reasonable compensation to the Investment Adviser in light of the services provided, the costs to the Investment Adviser of providing those services, economies of scale, the fees and other expenses paid by similar funds (including information provided by Lipper Inc. ["Lipper"]), and such other matters as the Board has considered relevant in the exercise of its reasonable judgment; and

o that Merrill Lynch agreed to pay all expenses of the Fund and the Series in connection with each Board's consideration of the New Investment Advisory Agreements and related agreements and all costs of shareholder approval of the New Investment Advisory Agreements and as a result neither the Fund nor the Series would bear any costs in obtaining shareholder approval of the New Investment Advisory Agreements.

Certain of these considerations are discussed in more detail below.

In its review of the New Investment Advisory Agreements, each Board assessed the nature, scope and quality of the services to be provided to the Fund and the Series by the personnel of BlackRock Advisors and its affiliates, including administrative services, shareholder services, oversight of fund accounting, marketing services and assistance in meeting legal and regulatory requirements. In its review of the New Investment Advisory Agreements, each Board also considered a range of information in connection with its oversight of the services to be provided by BlackRock Advisors and its affiliates. Among the matters considered were: (a) fees (in addition to management fees) to be paid to


        MERRILL LYNCH INTERNATIONAL INDEX FUND           JUNE 30, 2006        31

BlackRock Advisors and its affiliates by the Fund and the Series; (b) operating expenses of the Fund and the Series paid to third parties; (c) the resources devoted to and compliance reports relating to the investment objectives, policies and restrictions of the Fund and the Series, and their compliance with their Codes of Ethics and BlackRock Advisors' compliance policies and procedures; and (d) the nature, cost and character of non-investment management services to be provided by BlackRock Advisors and its affiliates.

In the period prior to the Board meetings to consider approval or renewal of the Current Investment Advisory Agreements, each Board had requested and received materials specifically relating to the Current Investment Advisory Agreements. These materials included (a) information compiled by Lipper on the fees and expenses and the investment performance of the Fund and the Series as compared to a comparable group of funds as classified by Lipper; (b) a discussion by the portfolio management team for the Series on investment strategies used by the Series during its most recent fiscal year; (c) information on the profitability to the Investment Adviser of the Current Investment Advisory Agreements and other payments received by the Investment Adviser and its affiliates from the Fund and the Series; and (d) information provided by the Investment Adviser concerning services related to the valuation and pricing of portfolio holdings of the Series, allocation of brokerage fees, portfolio turnover statistics, and direct and indirect benefits to the Investment Adviser and its affiliates from their relationship with the Fund and the Series.

In its deliberations, each Board considered information received in connection with its most recent approval of the Current Investment Advisory Agreements, in addition to information provided by BlackRock and BlackRock Advisors in connection with its evaluation of the terms and conditions of the New Investment Advisory Agreements. The directors/ trustees did not identify any particular information that was all-important or controlling, and each director/trustee attributed different weights to the various factors. Each Board, including a majority of the independent directors/trustees, concluded that the terms of the New Investment Advisory Agreements are appropriate, that the fees to be paid are reasonable in light of the services to be provided to the Fund and the Series, and that the New Investment Advisory Agreements should be approved and recommended to shareholders.

Nature, Quality and Extent of Services Provided -- Each Board reviewed the nature, extent and quality of services provided by the Investment Adviser, including the investment advisory services and the resulting performance of the Fund and the Series, as well as the nature, quality and extent of services expected to be provided by BlackRock Advisors. Each Board focused primarily on the Investment Adviser's investment advisory services and the investment performance of the Fund and the Series, but also considered certain areas in which both the Investment Adviser and the Fund/Series receive services as part of the Merrill Lynch complex. Each Board compared the performance of the Fund and the Series -- both including and excluding the effects of fees and expenses -- to the performance of a comparable group of funds, and the performance of a relevant index or combination of indexes. While each Board reviews performance data at least quarterly, consistent with the Investment Adviser's investment goals, the Board attaches more importance to performance over relatively long periods of time, typically three to five years.

In evaluating the nature, quality and extent of the services to be provided by BlackRock Advisors under the New Investment Advisory Agreements, each Board considered, among other things, the expected impact of the Transaction on the operations, facilities, organization and personnel of BlackRock Advisors and how it would affect the Fund and the Series; the ability of BlackRock Advisors to perform its duties after the Transaction; and any anticipated changes to the current investment and other practices of the Fund and the Series.

Each Board was given information with respect to the potential benefits to the Fund and the Series and their shareholders from having access to BlackRock's state of the art technology and risk management analytic tools, including the investment tools provided under the BlackRock Solutions brand name.

Each Board was advised that, as a result of Merrill Lynch's equity interest in BlackRock after the Transaction, the Fund and the Series will continue to be subject to restrictions concerning certain transactions involving Merrill Lynch affiliates (for example, transactions with a Merrill Lynch broker-dealer acting as principal) absent revised or new regulatory relief. Each Board was advised that a revision of existing regulatory relief with respect to these restrictions was being sought from the Securities and Exchange Commission and was advised of the possibility of receipt of such revised regulatory relief. There can be no assurance that such relief will be obtained.

Based on its review of the materials provided and the assurances they had received from the management of Merrill Lynch and of BlackRock, each Board determined that the


32      MERRILL LYNCH INTERNATIONAL INDEX FUND           JUNE 30, 2006
nature and quality of services to be provided to the Fund and the Series under each New Investment Advisory Agreement were expected to be as good or better than that provided under the Current Investment Advisory Agreement of the Series. It was noted, however, that it is expected that there will be changes in personnel following the Transaction and the combination of the operations of the Investment Adviser and its affiliates with those of BlackRock. Each Board noted that if current portfolio managers or other personnel cease to be available, the Board would consider all available options, which could include seeking the investment advisory or other services of BlackRock affiliates. Accordingly, each Board concluded that, overall, it was satisfied at the present time with assurances from BlackRock and BlackRock Advisors as to the expected nature, extent and quality of the services to be provided to the Fund/Series under the New Investment Advisory Agreement of the Series.

Costs of Services Provided and Profitability -- It was noted that, in conjunction with the recent review of the Current Investment Advisory Agreement of the Series, each Board had received, among other things, a report from Lipper comparing the fees, expenses and performance of the Fund and the Series to those of a peer group selected by Lipper, and information as to the fees charged by the Investment Adviser or its affiliates to other registered investment company clients for investment management services. Each Board reviewed the contractual management fee rate and actual management fee rate of the Fund/Series as a percentage of total assets at common asset levels -- the actual rate includes advisory and the effects of any fee waivers and, for the Fund, administrative service fees -- compared to the other funds in its Lipper category. They also compared the total expenses of the Fund and the Series to those of other comparable funds. The information showed that the Fund and the Series had fees and expenses within the range of fees and expenses of comparable funds. Each Board considered the services to be provided by and the fees to be charged by BlackRock Advisors to other funds with similar investment mandates and noted that the fees charged by BlackRock Advisors in those cases, including fee waivers and expense reimbursements, were generally comparable to those for the Fund and the Series. Each Board concluded that the management fee and fee rate and overall expense ratio of the Fund and the Series are reasonable compared to those of other comparable funds.

In evaluating the costs of the services to be provided by BlackRock Advisors under the New Investment Advisory Agreements, each Board considered, among other things, whether advisory and administrative fees or other expenses would change as a result of the Transaction. Based on its review of the materials provided and the fact that each New Investment Advisory Agreement, as well as a new administrative agreement between the Corporation on behalf of the Fund and BlackRock Advisors as administrator, is substantially similar to its corresponding current agreement in all material respects, including the rate of compensation, each Board determined that the Transaction should not increase the total fees payable, including any fee waivers and expense reimbursements, for advisory and administrative services. Each Board noted that it was not possible to predict with certainty New BlackRock's future profitability from its relationship with the Fund and the Series.

Each Board discussed with BlackRock Advisors its general methodology to be used in determining New BlackRock's profitability with respect to its relationship with the Fund and the Series. Each Board noted that it expects to receive profitability information from New BlackRock on at least an annual basis and thus be in a position to evaluate whether any adjustments in fees and/or fee breakpoints of the Fund or Series would be appropriate.

Fees and Economies of Scale -- Each Board considered the extent to which economies of scale might be realized as the assets of the Fund and the Series increase and whether there should be changes in the management fee rate or structure in order to enable the Fund and the Series to participate in these economies of scale. Each Board determined that changes were not currently necessary and that the Fund and the Series appropriately participated in these economies of scale.

In reviewing the Transaction, each Board considered, among other things, whether advisory and administrative fees or other expenses would change as a result of the Transaction. Based on the fact that the New Investment Advisory Agreements and the new administrative agreement are substantially similar to the Current Investment Advisory Agreements and the current administrative agreement in all material respects, including the rates of compensation, each Board determined that as a result of the Transaction, neither the total advisory and administrative fees of the Fund nor the total advisory fees of the Series would be higher than the fees under the Current Investment Advisory Agreements and administrative agreement. Each Board noted that in conjunction with its most recent deliberations concerning the Current Investment Advisory Agreements, the Board had determined that the total fees for advisory and administrative services for the Fund and the total fees for advisory services for the Series were reasonable in light of the services provided. It was


        MERRILL LYNCH INTERNATIONAL INDEX FUND           JUNE 30, 2006        33

Disclosure of New Investment Advisory Agreement (concluded)

noted that in conjunction with the recent review of the Current Investment Advisory Agreement of the Series, each Board had received, among other things, a report from Lipper comparing the fees, expenses and performance to those of a peer group selected by Lipper, and information as to the fees charged by the Investment Adviser to other registered investment company clients for investment management services. Each Board concluded that, because the rate for advisory services for the Series and the rates for advisory and administrative services for the Fund would be no higher than current fee rates, the proposed management fee structures, including any fee waivers, were reasonable and that no additional changes were currently necessary.

Fall-Out Benefits -- In evaluating the fall-out benefits to be received by BlackRock Advisors under each New Investment Advisory Agreement, each Board considered whether the Transaction would have an impact on the fall-out benefits received by the Investment Adviser by virtue of the Current Investment Advisory Agreements. Based on its review of the materials provided, including materials received in connection with their most recent approval of each Current Investment Advisory Agreement, and its discussions with management of the Investment Adviser and BlackRock, each Board determined that those benefits could include increased ability for BlackRock to distribute shares of its funds and other investment products and to obtain research services using portfolio transaction brokerage commissions. The Fund's Board also considered possible benefits stemming from the proposal that PFPC Financial Services, an affiliate of BlackRock, serve as transfer agent for the Fund following the Transaction. Each Board noted that any benefits were difficult to quantify with certainty at this time, and indicated that they would continue to evaluate them going forward.

Investment Performance -- Each Board considered investment performance for the Fund and the Series. Each Board compared the performance of the Fund and the Series -- both including and excluding the effects of fees and expenses -- to the performance of a comparable group of funds, and the performance of a relevant index or combination of indexes. The comparative information received from Lipper showed Series performance at various levels within the range of performance of comparable funds over different time periods. While each Board reviews performance data at least quarterly, consistent with the Investment Adviser's investment goals, the Board attaches more importance over relatively long periods of time, typically three to five years. Each Board believed the performance of the Fund and the Series was satisfactory. Also, each Board took into account the investment performance of funds currently advised by BlackRock Advisors. Each Board considered comparative information from Lipper which showed that the performance of the funds advised by BlackRock Advisors was within the range of performance of comparable funds over different time periods. Each Board noted BlackRock's considerable investment management experience and capabilities, but was unable to predict what effect, if any, consummation of the Transaction would have on the future performance of the Fund and the Series.

Conclusion -- After the independent directors of the Corporation, on behalf of the Fund, and trustees of the Trust, on behalf of the Series, deliberated in executive session, each entire Board, including the independent directors/trustees, approved the New Investment Advisory Agreements, concluding that the advisory fee rates were reasonable in relation to the services provided and that the New Investment Advisory Agreements were in the best interests of the shareholders. In approving the New Investment Advisory Agreements, each Board noted that it anticipated reviewing the continuance of the agreements in advance of the expiration of the initial two-year period.

Contingent BlackRock Subadvisory Agreements -- Matters Considered by the Boards

At the telephonic and in-person meetings held during April and May 2006 at which each Board discussed and approved the New Investment Advisory Agreements, the Board of Directors of Merrill Lynch Index Funds, Inc. on behalf of the Fund, including the independent directors, and the Board of Trustees of the Trust on behalf of the Series, including the independent trustees, also discussed and approved contingent subadvisory agreements (the "Contingent Subadvisory Agreements") between the Investment Adviser and BlackRock Advisors (the "BlackRock Subadviser"). The Contingent Subadvisory Agreements are intended to ensure that the Fund and the Series operate with efficient portfolio management services until the closing of the Transaction, in the event that the Boards deem it necessary and in the best interests of the Fund and its shareholders, or the Series and its shareholders, that the BlackRock Subadviser assist in managing the operations of the Fund or the Series during the interim period until the closing of the Transaction. If shareholders approve the Contingent Subadvisory Agreements, they will take effect only upon recommendation from the Investment Adviser and upon subsequent approval of the Boards in the period up to the closing of the Transaction. The effectiveness of each Contingent Subadvisory Agreement, therefore, would be contingent on further


34      MERRILL LYNCH INTERNATIONAL INDEX FUND           JUNE 30, 2006

Board approval after shareholders approve it. Pursuant to each Contingent Subadvisory Agreement, the BlackRock Subadviser would receive a monthly fee from the Investment Adviser equal to 50% of the advisory fee received by the Adviser. The Investment Adviser would pay the BlackRock Subadviser out of its own resources. There would be no increase in Fund or Series expenses as a result of either Contingent Subadvisory Agreement.

In making its approval at the May in-person meeting, each Board considered the Contingent Subadvisory Agreements in conjunction with the New Investment Advisory Agreements and reviewed the same information and factors discussed above. Each Board also considered, in conjunction with the Contingent Subadvisory Agreements, the necessity of ensuring that the Fund and the Series operate with effective management services until the closing of the Transaction. In reviewing the subadvisory fee rate provided in each Contingent Subadvisory Agreement, each Board took note of the fact that both the Investment Adviser and the BlackRock Subadviser would have significant responsibilities under their respective advisory agreements. The Investment Adviser would remain responsible for oversight of the operations and administration of the Fund/Series and the BlackRock Subadviser would provide advisory services to the Fund/Series under each Contingent Subadvisory Agreement. Each Board also took into account the expected short duration of the term of any Contingent Subadvisory Agreement and the fact that total advisory fees paid by the Fund and the Series would not increase as a result of either Contingent Subadvisory Agreement. Under all of the circumstances, each Board concluded that it was a reasonable allocation of fees for the BlackRock Subadviser to receive 50% of the advisory fee paid by the Fund or Series to the Investment Adviser.

After the independent directors/trustees deliberated in executive session, each entire Board, including the independent directors/trustees, approved each Contingent Subadvisory Agreement, concluding that the advisory fee was reasonable in relation to the services provided and that the Contingent Subadvisory Agreement was in the best interests of shareholders.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this Web site at http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


        MERRILL LYNCH INTERNATIONAL INDEX FUND           JUNE 30, 2006        35

[LOGO] Merrill Lynch Investment Managers www.mlim.ml.com

--------------------------------------------------------------------------------

Mercury Advisors
A Division of Merrill Lynch Investment Managers www.mercury.ml.com

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Investment in foreign securities involves special risks including fluctuating foreign exchange rates, foreign government regulations, differing degrees of liquidity and the possibility of substantial volatility due to adverse political, economic or other developments.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-637-3863; (2) at www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Merrill Lynch Index Funds, Inc.
Box 9011
Princeton, NJ 08543-9011

                                                                #Index 2 -- 6/06

Item 2 - Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments

Master International Index Series
Schedule of Investments as of June 30, 2006                    (in U.S. Dollars)

                                                                Shares
Country           Industry                                        Held   Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
Australia - 4.7%  Airlines - 0.0%                               32,501   Qantas Airways Ltd.                         $       71,474
                  -----------------------------------------------------------------------------------------------------------------
                  Beverages - 0.1%                              40,082   Coca-Cola Amatil Ltd.                              211,132
                                                                80,782   Foster's Group Ltd.                                328,292
                                                                   732   Lion Nathan Ltd.                                     4,242
                                                                                                                     --------------
                                                                                                                            543,666
                  -----------------------------------------------------------------------------------------------------------------
                  Biotechnology - 0.1%                          10,984   CSL Ltd.                                           438,629
                  -----------------------------------------------------------------------------------------------------------------
                  Capital Markets - 0.1%                        13,704   Macquarie Bank Ltd.                                702,513
                                                                    88   Perpetual Trustees Australia Ltd.                    4,783
                                                                                                                     --------------
                                                                                                                            707,296
                  -----------------------------------------------------------------------------------------------------------------
                  Chemicals - 0.0%                              14,011   Orica Ltd.                                         248,681
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 1.3%                       96,429   Australia & New Zealand Banking Group Ltd.       1,904,953
                                                                62,940   Commonwealth Bank of Australia                   2,076,661
                                                                85,085   National Australia Bank Ltd.                     2,222,588
                                                                94,185   Westpac Banking Corp.                            1,629,007
                                                                                                                     --------------
                                                                                                                          7,833,209
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Services & Supplies - 0.1%         58,017   Brambles Industries Ltd.                           474,139
                                                                   364   Downer EDI Ltd.                                      2,012
                                                                                                                     --------------
                                                                                                                            476,151
                  -----------------------------------------------------------------------------------------------------------------
                  Construction & Engineering - 0.0%              7,102   Leighton Holdings Ltd.                              91,546
                  -----------------------------------------------------------------------------------------------------------------
                  Construction Materials - 0.1%                 19,485   Boral Ltd.                                         117,837
                                                                 4,886   James Hardie Industries NV                          27,951
                                                                44,233   Rinker Group Ltd.                                  538,621
                                                                                                                     --------------
                                                                                                                            684,409
                  -----------------------------------------------------------------------------------------------------------------
                  Containers & Packaging - 0.0%                 39,761   Amcor Ltd.                                         197,329
                  -----------------------------------------------------------------------------------------------------------------
                  Distributors - 0.0%                           59,199   Pacific Brands Ltd.                                 94,561
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Consumer Services - 0.0%          36,661   ABC Learning Centres Ltd.                          174,318
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Financial Services - 0.1%          1,247   Australian Stock Exchange Ltd.                      30,184
                                                                16,255   Babcock & Brown Ltd.                               261,942
                                                                57,631   Challenger Financial Services Group Ltd.           135,301
                                                                14,970   SFE Corp. Ltd.                                     183,512
                                                                21,784   Suncorp-Metway Ltd.                                313,168
                                                                                                                     --------------
                                                                                                                            924,107
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication                132,468   Telstra Corp. Ltd.                                 362,174
                  Services - 0.1%
                  -----------------------------------------------------------------------------------------------------------------
                  Energy Equipment & Services - 0.0%             8,780   WorleyParsons Ltd.                                 131,114
                  -----------------------------------------------------------------------------------------------------------------
                  Food & Staples Retailing - 0.2%               55,825   Coles Myer Ltd.                                    471,157
                                                                53,744   Woolworths Ltd.                                    804,569
                                                                                                                     --------------
                                                                                                                          1,275,726
                  -----------------------------------------------------------------------------------------------------------------
                  Food Products - 0.0%                          59,684   Futuris Corp. Ltd.                                  93,118
                  -----------------------------------------------------------------------------------------------------------------
                  Gas Utilities - 0.0%                             271   Alinta Ltd.                                          2,100
                  -----------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of June 30, 2006                    (in U.S. Dollars)

                                                                Shares
Country           Industry                                        Held   Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                  Health Care Equipment & Supplies - 0.0%        6,833   Ansell Ltd.                                 $       49,090
                                                                   227   Cochlear Ltd.                                        9,213
                                                                                                                     --------------
                                                                                                                             58,303
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Providers & Services - 0.0%       68,222   DCA Group Ltd.                                     141,412
                                                                37,257   Mayne Group Ltd.                                    84,701
                                                                 2,433   Sonic Healthcare Ltd.                               25,668
                                                                                                                     --------------
                                                                                                                            251,781
                  -----------------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants & Leisure - 0.1%           5,323   Aristocrat Leisure Ltd.                             50,937
                                                                22,614   TABCORP Holdings Ltd.                              255,375
                                                                13,371   UNiTAB Ltd.                                        146,625
                                                                                                                     --------------
                                                                                                                            452,937
                  -----------------------------------------------------------------------------------------------------------------
                  IT Services - 0.0%                            11,013   Computershare Ltd.                                  64,229
                  -----------------------------------------------------------------------------------------------------------------
                  Industrial Conglomerates - 0.1%               36,793   CSR Ltd.                                            91,573
                                                                20,114   Wesfarmers Ltd.                                    527,959
                                                                                                                     --------------
                                                                                                                            619,532
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.3%                              73,654   AMP Ltd.                                           499,603
                                                                41,638   AXA Asia Pacific Holdings Ltd.                     193,962
                                                                91,395   Insurance Australia Group Ltd.                     363,274
                                                                36,870   QBE Insurance Group Ltd.                           561,546
                                                                                                                     --------------
                                                                                                                          1,618,385
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 0.1%                                     223   APN News & Media Ltd.                                  842
                                                                67,858   John Fairfax Holdings Ltd.                         189,056
                                                                41,100   Macquarie Communications Infrastructure
                                                                         Group                                              180,463
                                                                 5,775   Publishing & Broadcasting Ltd.                      78,130
                                                                                                                     --------------
                                                                                                                            448,491
                  -----------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.9%                        49,188   Alumina Ltd.                                       246,673
                                                               178,905   BHP Billiton Ltd.                                3,854,594
                                                                48,010   BlueScope Steel Ltd.                               283,568
                                                                28,055   Iluka Resources Ltd.                               136,524
                                                                13,770   Newcrest Mining Ltd.                               215,657
                                                                23,580   OneSteel Ltd.                                       71,301
                                                                15,573   Rio Tinto Ltd.                                     900,140
                                                                18,525   Zinifex Ltd.                                       137,906
                                                                                                                     --------------
                                                                                                                          5,846,363
                  -----------------------------------------------------------------------------------------------------------------
                  Multi-Utilities - 0.1%                        35,882   Australian Gas Light Co., Ltd.                     466,789
                  -----------------------------------------------------------------------------------------------------------------
                  Multiline Retail - 0.0%                        1,216   Harvey Norman Holdings Ltd.                          3,559
                  -----------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 0.3%            10,809   Caltex Australia Ltd.                              189,520
                                                                22,737   Origin Energy Ltd.                                 124,328
                                                                46,774   Paladin Resources Ltd. (a)                         142,825

Master International Index Series
Schedule of Investments as of June 30, 2006                    (in U.S. Dollars)

                                                                Shares
Country           Industry                                        Held   Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                32,208   Santos Ltd.                                 $      289,539
                                                                25,476   Woodside Petroleum Ltd.                            832,803
                                                                                                                     --------------
                                                                                                                          1,579,015
                  -----------------------------------------------------------------------------------------------------------------
                  Paper & Forest Products - 0.0%                 5,919   PaperlinX Ltd.                                      13,720
                  -----------------------------------------------------------------------------------------------------------------
                  Pharmaceuticals - 0.0%                        75,099   Mayne Pharma Ltd. (a)                              145,066
                  -----------------------------------------------------------------------------------------------------------------
                  Real Estate Investment Trusts                110,868   CFS Retail Property Trust                          153,207
                  (REITs) - 0.4%                                15,072   Centro Properties Group/New                         74,913
                                                               166,094   Commonwealth Property Office Fund                  171,525
                                                                77,721   DB RREEF Trust                                      84,593
                                                                80,734   ING Industrial Fund                                133,758
                                                                33,488   Investa Property Group                              54,487
                                                                 1,304   Macquarie Office Trust                               1,337
                                                                48,443   Macquire Goodman Group                             215,944
                                                                44,598   Mirvac Group                                       144,133
                                                                 1,388   Multiplex Group                                      3,372
                                                                59,977   Stockland                                          312,810
                                                                80,142   Westfield Group                                  1,031,851
                                                                                                                     --------------
                                                                                                                          2,381,930
                  -----------------------------------------------------------------------------------------------------------------
                  Real Estate Management &                     123,927   General Property Trust                             399,589
                  Development - 0.1%                            17,727   Lend Lease Corp., Ltd.                             184,252
                                                                                                                     --------------
                                                                                                                            583,841
                  -----------------------------------------------------------------------------------------------------------------
                  Road & Rail - 0.0%                            18,383   Toll Holdings Ltd.                                 191,889
                  -----------------------------------------------------------------------------------------------------------------
                  Textiles, Apparel & Luxury Goods - 0.0%          128   Billabong International Ltd.                         1,460
                  -----------------------------------------------------------------------------------------------------------------
                  Transportation Infrastructure - 0.1%           1,568   Macquarie Airports                                   3,576
                                                               156,245   Macquarie Infrastructure Group                     390,035
                                                                29,085   Transurban Group                                   150,180
                                                                                                                     --------------
                                                                                                                            543,791
                  -----------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Australia                29,620,689
-----------------------------------------------------------------------------------------------------------------------------------
Austria - 0.6%    Building Products - 0.0%                       3,296   Wienerberger AG                                    156,567
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.1%                       10,982   Erste Bank der Oesterreichischen
                                                                         Sparkassen AG                                      617,858
                                                                 2,739   Raiffeisen International Bank Holding AG           237,802
                                                                                                                     --------------
                                                                                                                            855,660
                  -----------------------------------------------------------------------------------------------------------------
                  Construction Materials - 0.0%                    157   RHI AG (a)                                           5,079
                  -----------------------------------------------------------------------------------------------------------------
                  Containers & Packaging - 0.0%                    509   Mayr-Melnhof Karton AG                              81,947
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication                 18,265   Telekom Austria AG                                 406,605
                  Services - 0.1%
                  -----------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.0%                      3,166   Verbund - Oesterreichische
                                                                         Elektrizitaetswirtschafts AG                       152,213
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.0%                                  43   Wiener Staedtische Allgemeine
                                                                         Versicherung AG                                      2,529
                  -----------------------------------------------------------------------------------------------------------------
                  Machinery - 0.0%                               1,201   Andritz AG                                         198,470
                  -----------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.1%                         3,329   Boehler-Uddeholm AG                                181,972

Master International Index Series
Schedule of Investments as of June 30, 2006                    (in U.S. Dollars)

                                                                Shares
Country           Industry                                        Held   Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   682   Voestalpine AG                              $      103,599
                                                                                                                     --------------
                                                                                                                            285,571
                  -----------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 0.1%             8,826   OMV AG                                             525,337
                  -----------------------------------------------------------------------------------------------------------------
                  Real Estate Management &                      18,388   IMMOFINANZ Immobilien Anlagen AG (a)               204,084
                  Development - 0.1%                             4,532   Meinl European Land Ltd. (a)                        92,312
                                                                                                                     --------------
                                                                                                                            296,396
                  -----------------------------------------------------------------------------------------------------------------
                  Trading Companies & Distributors - 0.1%      101,935   Hagemeyer NV - Registered Shares                   470,527
                  -----------------------------------------------------------------------------------------------------------------
                  Transportation Infrastructure - 0.0%           1,050   Flughafen Wien AG                                   80,180
                  -----------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Austria                   3,517,081
-----------------------------------------------------------------------------------------------------------------------------------
Belgium - 1.1%    Beverages - 0.1%                               9,707   InBev NV                                           475,998
                  -----------------------------------------------------------------------------------------------------------------
                  Chemicals - 0.1%                               2,617   Solvay SA                                          300,995
                                                                 1,590   Umicore                                            212,252
                                                                                                                     --------------
                                                                                                                            513,247
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.3%                       31,510   Dexia                                              757,462
                                                                 9,249   KBC Bancassurance Holding                          992,227
                                                                                                                     --------------
                                                                                                                          1,749,689
                  -----------------------------------------------------------------------------------------------------------------
                  Distributors - 0.0%                              204   D'ieteren SA                                        65,864
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Financial Services - 0.3%         58,469   Fortis                                           1,990,160
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication                  9,112   Belgacom SA                                        302,114
                  Services - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                  Electrical Equipment - 0.0%                      927   Bekaert SA                                          89,017
                  -----------------------------------------------------------------------------------------------------------------
                  Electronic Equipment & Instruments - 0.0%        493   Barco NV                                            45,545
                  -----------------------------------------------------------------------------------------------------------------
                  Food & Staples Retailing - 0.1%                  921   Colruyt SA                                         143,790
                                                                 3,633   Delhaize Group                                     251,779
                                                                   950   Delhaize Group (b)                                  65,636
                                                                                                                     --------------
                                                                                                                            461,205
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Equipment & Supplies - 0.0%        1,461   Omega Pharma SA                                    101,999
                  -----------------------------------------------------------------------------------------------------------------
                  Leisure Equipment & Products - 0.1%           10,766   AGFA-Gevaert NV                                    260,729
                  -----------------------------------------------------------------------------------------------------------------
                  Marine - 0.0%                                  1,598   Compagnie Maritime Belge SA (CMB)                   46,403
                  -----------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 0.1%             1,612   Euronav Sa                                          49,592
                                                                 3,359   Groupe Bruxelles Lambert SA                        351,761
                                                                   211   Groupe Bruxelles Lambert SA Strip VVPR (a)               5
                                                                                                                     --------------
                                                                                                                            401,358
                  -----------------------------------------------------------------------------------------------------------------
                  Pharmaceuticals - 0.0%                         3,959   UCB SA                                             214,131
                  -----------------------------------------------------------------------------------------------------------------
                  Real Estate Investment Trusts                      8   Cofinimmo                                            1,383
                  (REITs) - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                  Wireless Telecommunication Services - 0.0%       849   Mobistar SA                                         67,360
                  -----------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Belgium                   6,786,202
-----------------------------------------------------------------------------------------------------------------------------------
Bermuda - 0.0%    Energy Equipment & Services - 0.0%             4,604   SeaDrill Ltd. (a)                                   60,670
                  -----------------------------------------------------------------------------------------------------------------
                  Textiles, Apparel & Luxury Goods - 0.0%       19,785   Yue Yuen Industrial Holdings                        54,385
                  -----------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Bermuda                     115,055
                  -----------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of June 30, 2006                    (in U.S. Dollars)

                                                                Shares
Country           Industry                                        Held   Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
Denmark - 0.7%    Beverages - 0.0%                                 412   Carlsberg A/S                               $       30,121
                  -----------------------------------------------------------------------------------------------------------------
                  Chemicals - 0.0%                               2,117   Novozymes A/S Class B                              142,978
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.2%                       21,922   Danske Bank A/S                                    834,229
                                                                 2,625   Jyske Bank (a)                                     152,089
                                                                                                                     --------------
                                                                                                                            986,318
                  -----------------------------------------------------------------------------------------------------------------
                  Construction & Engineering - 0.0%              1,267   FLS Industries A/S Class B                          47,781
                  -----------------------------------------------------------------------------------------------------------------
                  Electrical Equipment - 0.1%                   13,624   Vestas Wind Systems A/S (a)                        372,492
                  -----------------------------------------------------------------------------------------------------------------
                  Food Products - 0.1%                           2,384   Danisco A/S                                        173,679
                                                                 2,910   East Asiatic Co., Ltd. A/S                         109,865
                                                                                                                     --------------
                                                                                                                            283,544
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Equipment & Supplies - 0.1%          271   Coloplast A/S Class B                               20,115
                                                                17,200   GN Store Nord                                      197,540
                                                                 1,430   William Demant Holding (a)                         106,875
                                                                                                                     --------------
                                                                                                                            324,530
                  -----------------------------------------------------------------------------------------------------------------
                  Household Durables - 0.0%                        436   Bang & Olufsen A/S Class B                          48,206
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.0%                               1,751   Topdanmark A/S (a)                                 244,022
                                                                    17   TrygVesta A/S                                        1,061
                                                                                                                     --------------
                                                                                                                            245,083
                  -----------------------------------------------------------------------------------------------------------------
                  Machinery - 0.0%                                 720   NKT Holding A/S                                     44,987
                  -----------------------------------------------------------------------------------------------------------------
                  Marine - 0.1%                                     61   AP Moller - Maersk A/S                             474,720
                  -----------------------------------------------------------------------------------------------------------------
                  Pharmaceuticals - 0.1%                         3,119   H Lundbeck A/S                                      71,108
                                                                12,315   Novo-Nordisk A/S B                                 784,234
                                                                                                                     --------------
                                                                                                                            855,342
                  -----------------------------------------------------------------------------------------------------------------
                  Road & Rail - 0.0%                             1,580   DSV A/S                                            264,067
                  -----------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Denmark                   4,120,169
-----------------------------------------------------------------------------------------------------------------------------------
Finland - 1.4%    Auto Components - 0.0%                        10,665   Nokian Renkaat Oyj                                 140,187
                  -----------------------------------------------------------------------------------------------------------------
                  Building Products - 0.0%                         228   Asko Oyj                                             6,166
                  -----------------------------------------------------------------------------------------------------------------
                  Communications Equipment - 0.7%              223,091   Nokia Oyj                                        4,552,703
                                                                 1,270   Nokia Oyj (b)                                       25,730
                                                                                                                     --------------
                                                                                                                          4,578,433
                  -----------------------------------------------------------------------------------------------------------------
                  Construction & Engineering - 0.0%              5,799   YIT Oyj                                            142,144
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Financial Services - 0.0%             47   OKO Bank                                               691
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication                  5,441   Elisa Corp.                                        103,592
                  Services - 0.1%                               33,441   TeliaSonera AB                                     188,997
                                                                                                                     --------------
                                                                                                                            292,589
                  -----------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.1%                     26,045   Fortum Oyj                                         666,053
                  -----------------------------------------------------------------------------------------------------------------
                  Food & Staples Retailing - 0.0%                  235   Kesko Oyj Class B                                    9,009
                  -----------------------------------------------------------------------------------------------------------------
                  IT Services - 0.0%                             5,675   TietoEnator Oyj                                    163,849
                  -----------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of June 30, 2006                    (in U.S. Dollars)

                                                                Shares
Country           Industry                                        Held   Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                  Insurance - 0.1%                              22,288   Sampo Oyj                                   $      425,201
                  -----------------------------------------------------------------------------------------------------------------
                  Leisure Equipment & Products - 0.0%            5,404   Amer Sports Corp.                                  112,838
                  -----------------------------------------------------------------------------------------------------------------
                  Machinery - 0.1%                               2,051   Cargotec Corp. Class B                              89,822
                                                                10,749   KCI Konecranes Oyj                                 193,520
                                                                 4,102   Kone Oyj Class B                                   170,464
                                                                 8,456   Metso Oyj                                          306,746
                                                                   430   Wartsila Oyj                                        18,144
                                                                                                                     --------------
                                                                                                                            778,696
                  -----------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.1%                           768   Outokumpu Oyj                                       17,971
                                                                 7,496   Rautaruukki Oyj                                    226,393
                                                                                                                     --------------
                                                                                                                            244,364
                  -----------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 0.0%             6,709   Neste Oil Oyj                                      236,252
                  -----------------------------------------------------------------------------------------------------------------
                  Paper & Forest Products - 0.2%                33,245   Stora Enso Oyj Class R                             464,198
                                                                30,754   UPM-Kymmene Oyj                                    662,607
                                                                                                                     --------------
                                                                                                                          1,126,805
                  -----------------------------------------------------------------------------------------------------------------
                  Pharmaceuticals - 0.0%                           191   Orion Oyj Class B                                    3,793
                  -----------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Finland                   8,927,070
-----------------------------------------------------------------------------------------------------------------------------------
France - 9.2%     Aerospace & Defense - 0.1%                    15,052   European Aeronautic Defense and Space Co.          432,273
                                                                 7,026   Safran SA                                          152,905
                                                                 6,060   Thales SA                                          236,644
                                                                 2,001   Zodiac SA                                          112,501
                                                                                                                     --------------
                                                                                                                            934,323
                  -----------------------------------------------------------------------------------------------------------------
                  Airlines - 0.1%                               10,021   Air France-KLM                                     235,511
                  -----------------------------------------------------------------------------------------------------------------
                  Auto Components - 0.1%                         8,430   Compagnie Generale des Etablissements
                                                                         Michelin                                           506,617
                                                                 4,147   Valeo SA                                           147,624
                                                                                                                     --------------
                                                                                                                            654,241
                  -----------------------------------------------------------------------------------------------------------------
                  Automobiles - 0.2%                             8,120   Peugeot SA                                         505,118
                                                                 9,459   Renault SA                                       1,015,965
                                                                                                                     --------------
                                                                                                                          1,521,083
                  -----------------------------------------------------------------------------------------------------------------
                  Beverages - 0.1%                               4,524   Pernod-Ricard                                      896,621
                  -----------------------------------------------------------------------------------------------------------------
                  Building Products - 0.2%                      15,460   Cie de Saint-Gobain                              1,105,034
                  -----------------------------------------------------------------------------------------------------------------
                  Chemicals - 0.2%                               6,595   Air Liquide                                      1,284,327
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 1.2%                       42,556   BNP Paribas                                      4,072,930
                                                                29,323   Credit Agricole SA                               1,115,449
                                                                17,830   Societe Generale                                 2,621,824
                                                                                                                     --------------
                                                                                                                          7,810,203
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Services & Supplies - 0.0%          1,788   Societe BIC SA                                     115,684
                  -----------------------------------------------------------------------------------------------------------------
                  Communications Equipment - 0.1%               65,654   Alcatel SA                                         832,774
                  -----------------------------------------------------------------------------------------------------------------
                  Construction & Engineering - 0.2%             11,219   Vinci SA                                         1,155,408
                  -----------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of June 30, 2006                    (in U.S. Dollars)

                                                                Shares
Country           Industry                                        Held   Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                  Construction Materials - 0.2%                  1,109   Imerys SA                                   $       88,627
                                                                 8,059   Lafarge SA                                       1,011,407
                                                                                                                     --------------
                                                                                                                          1,100,034
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication                 85,373   France Telecom SA                                1,835,028
                  Services - 0.3%
                  -----------------------------------------------------------------------------------------------------------------
                  Electrical Equipment - 0.3%                    6,646   Alstom (a)                                         607,179
                                                                11,151   Schneider Electric SA                            1,162,053
                                                                                                                     --------------
                                                                                                                          1,769,232
                  -----------------------------------------------------------------------------------------------------------------
                  Energy Equipment & Services - 0.1%             6,935   Technip SA                                         383,962
                  -----------------------------------------------------------------------------------------------------------------
                  Food & Staples Retailing - 0.3%               32,441   Carrefour SA                                     1,901,486
                                                                 1,766   Casino Guichard Perrachon SA                       134,245
                                                                                                                     --------------
                                                                                                                          2,035,731
                  -----------------------------------------------------------------------------------------------------------------
                  Food Products - 0.3%                          12,771   Groupe Danone                                    1,622,360
                  -----------------------------------------------------------------------------------------------------------------
                  Gas Utilities - 0.1%                           9,825   Gaz de France                                      329,774
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Equipment & Supplies - 0.1%        5,748   Cie Generale d'Optique Essilor
                                                                         International SA                                   578,423
                  -----------------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants & Leisure - 0.1%           9,821   Accor SA                                           597,621
                                                                 4,916   Sodexho Alliance SA                                236,161
                                                                                                                     --------------
                                                                                                                            833,782
                  -----------------------------------------------------------------------------------------------------------------
                  Household Durables - 0.1%                     17,020   Thomson                                            281,392
                  -----------------------------------------------------------------------------------------------------------------
                  IT Services - 0.1%                             4,426   Atos Origin (a)                                    289,475
                                                                 7,442   Cap Gemini SA                                      424,689
                                                                                                                     --------------
                                                                                                                            714,164
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.5%                              87,501   AXA                                              2,870,940
                                                                 1,415   CNP Assurances                                     134,522
                                                                47,921   SCOR                                               104,780
                                                                                                                     --------------
                                                                                                                          3,110,242
                  -----------------------------------------------------------------------------------------------------------------
                  Machinery - 0.1%                                 322   Vallourec                                          387,024
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 0.5%                                   7,124   Lagardere S.C.A.                                   525,598
                                                                 2,237   PagesJaunes Groupe SA                               70,222
                                                                 9,178   Publicis Groupe                                    354,413
                                                                 9,292   Societe Television Francaise 1                     302,973
                                                                52,379   Vivendi SA                                       1,835,110
                                                                 5,853   Vivendi SA (b)                                     204,328
                                                                                                                     --------------
                                                                                                                          3,292,644
                  -----------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.2%                        30,913   Arcelor                                          1,491,755
                  -----------------------------------------------------------------------------------------------------------------
                  Multi-Utilities - 0.5%                        51,152   Suez SA                                          2,125,692
                                                                16,017   Veolia Environnement                               827,607
                                                                                                                     --------------
                                                                                                                          2,953,299
                  -----------------------------------------------------------------------------------------------------------------
                  Multiline Retail - 0.1%                        2,658   Pinault-Printemps-Redoute                          338,848
                  -----------------------------------------------------------------------------------------------------------------
                  Office Electronics - 0.0%                      1,763   Neopost SA                                         200,856
                  -----------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 1.2%           115,027   Total SA                                         7,567,276
                  -----------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of June 30, 2006                    (in U.S. Dollars)

                                                                Shares
Country           Industry                                        Held   Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                  Personal Products - 0.2%                      14,662   L'Oreal SA                                  $    1,384,516
                  -----------------------------------------------------------------------------------------------------------------
                  Pharmaceuticals - 0.8%                        52,111   Sanofi-Aventis                                   5,084,033
                  -----------------------------------------------------------------------------------------------------------------
                  Real Estate Investment Trusts                    492   Gecina SA                                           64,420
                  (REITs) - 0.1%                                 1,410   Klepierre                                          163,253
                                                                 2,766   Unibail                                            482,061
                                                                                                                     --------------
                                                                                                                            709,734
                  -----------------------------------------------------------------------------------------------------------------
                  Semiconductors & Semiconductor                34,849   STMicroelectronics NV                              561,010
                  Equipment - 0.1%
                  -----------------------------------------------------------------------------------------------------------------
                  Software - 0.1%                                5,400   Business Objects SA (a)                            147,278
                                                                 2,635   Dassault Systemes SA                               141,172
                                                                                                                     --------------
                                                                                                                            288,450
                  -----------------------------------------------------------------------------------------------------------------
                  Textiles, Apparel & Luxury Goods - 0.2%        2,214   Hermes International                               195,760
                                                                13,533   LVMH Moet Hennessy Louis Vuitton SA              1,342,796
                                                                                                                     --------------
                                                                                                                          1,538,556
                  -----------------------------------------------------------------------------------------------------------------
                  Transportation Infrastructure - 0.0%              39   Societe Des Autoroutes Paris-Rhin-Rhone              2,673
                  -----------------------------------------------------------------------------------------------------------------
                  Wireless Telecommunication Services - 0.1%    12,881   Bouygues                                           662,110
                  -----------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in France                   57,602,117
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 6.3%    Air Freight & Logistics - 0.2%                40,214   Deutsche Post AG                                 1,077,762
                  -----------------------------------------------------------------------------------------------------------------
                  Airlines - 0.0%                               16,156   Deutsche Lufthansa AG                              297,475
                  -----------------------------------------------------------------------------------------------------------------
                  Auto Components - 0.1%                         7,026   Continental AG                                     717,989
                  -----------------------------------------------------------------------------------------------------------------
                  Automobiles - 0.5%                            48,144   DaimlerChrysler AG                               2,378,051
                                                                 9,701   Volkswagen AG                                      680,126
                                                                                                                     --------------
                                                                                                                          3,058,177
                  -----------------------------------------------------------------------------------------------------------------
                  Capital Markets - 0.5%                        26,296   Deutsche Bank AG Registered Shares               2,958,876
                                                                 3,332   MLP AG                                              68,636
                                                                                                                     --------------
                                                                                                                          3,027,512
                  -----------------------------------------------------------------------------------------------------------------
                  Chemicals - 0.7%                              28,099   BASF AG                                          2,255,623
                                                                34,813   Bayer AG                                         1,599,830
                                                                 5,274   Linde AG                                           406,304
                                                                                                                     --------------
                                                                                                                          4,261,757
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.2%                       35,733   Commerzbank AG                                   1,299,432
                                                                 2,841   Deutsche Postbank AG                               204,374
                                                                                                                     --------------
                                                                                                                          1,503,806
                  -----------------------------------------------------------------------------------------------------------------
                  Computers & Peripherals - 0.0%                    64   Wincor Nixdorf AG                                    8,179
                  -----------------------------------------------------------------------------------------------------------------
                  Construction & Engineering - 0.0%              1,858   Bilfinger Berger AG                                100,993
                                                                 2,359   Hochtief AG                                        131,181
                                                                                                                     --------------
                                                                                                                            232,174
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Financial Services - 0.1%          6,556   Deutsche Boerse AG                                 892,777
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication                138,741   Deutsche Telekom AG                              2,231,721
                  Services - 0.4%
                  -----------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.6%                     33,498   E.ON AG                                          3,855,780
                  -----------------------------------------------------------------------------------------------------------------
                  Electrical Equipment - 0.0%                    1,790   Solarworld AG                                      112,311
                  -----------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of June 30, 2006                    (in U.S. Dollars)

                                                                Shares
Country           Industry                                        Held   Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                  Food & Staples Retailing - 0.1%                8,936   Metro AG                                    $      506,404
                  -----------------------------------------------------------------------------------------------------------------
                  Food Products - 0.0%                             121   Suedzucker AG                                        2,683
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Providers & Services - 0.1%        1,529   Celesio AG                                         138,947
                                                                 2,136   Fresenius Medical Care AG                          245,481
                                                                                                                     --------------
                                                                                                                            384,428
                  -----------------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants & Leisure - 0.1%          14,762   TUI AG                                             292,382
                  -----------------------------------------------------------------------------------------------------------------
                  Industrial Conglomerates - 0.6%                  912   Rheinmetall AG                                      63,566
                                                                42,682   Siemens AG                                       3,712,783
                                                                   860   Siemens AG (b)                                      74,665
                                                                                                                     --------------
                                                                                                                          3,851,014
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.8%                              20,777   Allianz AG Registered Shares                     3,281,516
                                                                10,741   Muenchener Rueckversicherungs AG
                                                                         Registered Shares                                1,466,935
                                                                                                                     --------------
                                                                                                                          4,748,451
                  -----------------------------------------------------------------------------------------------------------------
                  Life Sciences Tools & Services - 0.0%          4,634   Qiagen NV (a)                                       62,512
                  -----------------------------------------------------------------------------------------------------------------
                  Machinery - 0.1%                               1,583   Heidelberger Druckmaschn                            71,957
                                                                 7,652   MAN AG                                             553,987
                                                                                                                     --------------
                                                                                                                            625,944
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 0.0%                                   4,064   Premiere AG (a)                                     39,389
                  -----------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.1%                         1,267   Salzgitter AG                                      107,523
                                                                19,807   ThyssenKrupp AG                                    677,987
                                                                                                                     --------------
                                                                                                                            785,510
                  -----------------------------------------------------------------------------------------------------------------
                  Multi-Utilities - 0.3%                        22,007   RWE AG                                           1,830,470
                  -----------------------------------------------------------------------------------------------------------------
                  Multiline Retail - 0.0%                          143   KarstadtQuelle AG (a)                                3,794
                  -----------------------------------------------------------------------------------------------------------------
                  Personal Products - 0.0%                         530   Beiersdorf AG                                       79,839
                  -----------------------------------------------------------------------------------------------------------------
                  Pharmaceuticals - 0.1%                         4,223   Altana AG                                          235,214
                                                                 2,289   Merck KGaA                                         208,099
                                                                                                                     --------------
                                                                                                                            443,313
                  -----------------------------------------------------------------------------------------------------------------
                  Real Estate Management &                       2,617   IVG Immobilien AG                                   79,038
                  Development - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                  Semiconductors & Semiconductor                41,983   Infineon Technologies AG (a)                       467,569
                  Equipment - 0.1%
                  -----------------------------------------------------------------------------------------------------------------
                  Software - 0.4%                               11,186   SAP AG                                           2,360,006
                  -----------------------------------------------------------------------------------------------------------------
                  Specialty Retail - 0.0%                        1,073   Douglas Holding AG                                  49,557
                  -----------------------------------------------------------------------------------------------------------------
                  Textiles, Apparel & Luxury Goods - 0.1%       12,101   Adidas-Salomon AG                                  578,382
                                                                   815   Puma AG Rudolf Dassler Sport                       316,727
                                                                                                                     --------------
                                                                                                                            895,109
                  -----------------------------------------------------------------------------------------------------------------
                  Thrifts & Mortgage Finance - 0.1%              6,725   Hypo Real Estate Holding AG                        408,365
                  -----------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Germany                  39,193,197
-----------------------------------------------------------------------------------------------------------------------------------
Greece - 0.6%     Beverages - 0.0%                               5,270   Coca-Cola Hellenic Bottling Co. SA                 157,008
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.3%                       21,304   Alpha Bank AE                                      530,645
                                                                10,613   EFG Eurobank Ergasias SA                           294,212

Master International Index Series
Schedule of Investments as of June 30, 2006                    (in U.S. Dollars)

                                                                Shares
Country           Industry                                        Held   Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 2,890   Emporiki Bank of Greece SA                  $      100,069
                                                                20,854   National Bank of Greece SA                         823,419
                                                                 8,091   Piraeus Bank SA                                    192,417
                                                                                                                     --------------
                                                                                                                          1,940,762
                  -----------------------------------------------------------------------------------------------------------------
                  Communications Equipment - 0.0%               13,438   Intracom SA                                         89,350
                  -----------------------------------------------------------------------------------------------------------------
                  Construction & Engineering - 0.0%                622   Hellenic Technodomiki Tev SA                         5,981
                                                                 9,486   Technical Olympic SA                                42,695
                                                                                                                     --------------
                                                                                                                             48,676
                  -----------------------------------------------------------------------------------------------------------------
                  Construction Materials - 0.0%                  2,652   Titan Cement Co. SA                                124,382
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Financial Services - 0.0%          4,962   Hellenic Exchanges SA                               79,816
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication                 13,486   Hellenic Telecommunications
                  Services - 0.1%                                        Organization SA                                    296,941
                  -----------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.0%                      5,799   Public Power Corp.                                 137,325
                  -----------------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants & Leisure - 0.1%          15,257   OPAP SA                                            552,090
                  -----------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.0%                         4,010   Viohalco, Hellenic Copper and Aluminum
                                                                         Industry SA                                         36,712
                  -----------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 0.0%               276   Hellenic Petroleum SA                                3,670
                  -----------------------------------------------------------------------------------------------------------------
                  Specialty Retail - 0.0%                          103   Germanos SA                                          2,463
                  -----------------------------------------------------------------------------------------------------------------
                  Wireless Telecommunication Services - 0.1%    10,850   Cosmote Mobile Telecommunications SA               244,173
                  -----------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Greece                    3,713,368
-----------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 1.3%  Airlines - 0.0%                                6,263   Cathay Pacific Airways Ltd.                         10,967
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.2%                      234,900   BOC Hong Kong Holdings Ltd.                        459,699
                                                                56,939   Bank of East Asia Ltd.                             234,222
                                                                31,953   Hang Seng Bank Ltd.                                405,223
                                                                                                                     --------------
                                                                                                                          1,099,144
                  -----------------------------------------------------------------------------------------------------------------
                  Communications Equipment - 0.0%               89,061   Foxconn International Holdings Ltd. (a)            190,345
                  -----------------------------------------------------------------------------------------------------------------
                  Distributors - 0.0%                           55,990   Li & Fung Ltd.                                     113,177
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Financial Services - 0.1%         64,000   Hong Kong Exchanges and Clearing Ltd.              411,587
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication                 77,195   PCCW Ltd.                                           55,161
                  Services - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.1%                     98,687   CLP Holdings Ltd.                                  577,485
                                                                 1,500   Cheung Kong Infrastructure Holdings Ltd.             4,336
                                                                55,000   HongKong Electric Holdings                         248,906
                                                                                                                     --------------
                                                                                                                            830,727
                  -----------------------------------------------------------------------------------------------------------------
                  Electrical Equipment - 0.0%                   87,328   Johnson Electric Holdings Ltd.                      63,526
                  -----------------------------------------------------------------------------------------------------------------
                  Electronic Equipment & Instruments - 0.0%      1,147   Kingboard Chemical Holdings Ltd.                     3,234
                  -----------------------------------------------------------------------------------------------------------------
                  Gas Utilities - 0.0%                         144,240   Hong Kong & China Gas                              316,633
                  -----------------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants & Leisure - 0.0%          24,990   Shangri-La Asia Ltd.                                48,101
                  -----------------------------------------------------------------------------------------------------------------
                  Household Durables - 0.0%                     62,560   Techtronic Industries Co.                           84,573
                  -----------------------------------------------------------------------------------------------------------------
                  Industrial Conglomerates - 0.2%              114,176   Hutchison Whampoa Ltd.                           1,042,240
                                                                56,773   Melco International Development                    142,536
                                                                                                                     --------------
                                                                                                                          1,184,776
                  -----------------------------------------------------------------------------------------------------------------
                  Marine - 0.0%                                  1,557   Orient Overseas International Ltd.                   5,643
                  -----------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of June 30, 2006                    (in U.S. Dollars)

                                                                Shares
Country           Industry                                        Held   Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                  Real Estate Investment Trusts                164,414   The Link REIT (a)                           $      329,167
                  (REITs) - 0.1%
                  -----------------------------------------------------------------------------------------------------------------
                  Real Estate Management &                      70,835   Cheung Kong Holdings Ltd.                          767,448
                  Development - 0.5%                            16,000   Hang Lung Properties Ltd.                           28,634
                                                                57,491   Henderson Land Development Co., Ltd.               298,669
                                                                 1,791   Hysan Development Company Ltd.                       5,050
                                                                 1,000   Kerry Properties Ltd.                                3,405
                                                               185,484   New World Development Ltd.                         305,677
                                                                52,421   Sino Land Co.                                       83,690
                                                                79,324   Sun Hung Kai Properties Ltd.                       808,866
                                                                53,077   Swire Pacific Ltd. Class A                         547,717
                                                                52,107   Wharf Holdings Ltd.                                185,162
                                                                                                                     --------------
                                                                                                                          3,034,318
                  -----------------------------------------------------------------------------------------------------------------
                  Road & Rail - 0.0%                            23,500   MTR Corp.                                           56,730
                  -----------------------------------------------------------------------------------------------------------------
                  Semiconductors & Semiconductor                 5,004   ASM Pacific Technology                              24,385
                  Equipment - 0.0%                             388,000   Solomon Systech International Ltd.                  97,912
                                                                                                                     --------------
                                                                                                                            122,297
                  -----------------------------------------------------------------------------------------------------------------
                  Specialty Retail - 0.1%                       48,000   Esprit Holdings Ltd.                               391,812
                                                               120,394   Giordano International Ltd.                         56,965
                                                                                                                     --------------
                                                                                                                            448,777
                  -----------------------------------------------------------------------------------------------------------------
                  Textiles, Apparel & Luxury Goods - 0.0%       59,353   Texwinca Holdings Ltd.                              39,737
                  -----------------------------------------------------------------------------------------------------------------
                  Transportation Infrastructure - 0.0%          18,349   Hopewell Holdings                                   51,737
                  -----------------------------------------------------------------------------------------------------------------
                  Wireless Telecommunication Services - 0.0%    45,647   Hutchison Telecommunications
                                                                         International Ltd. (a)                              73,463
                  -----------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Hong Kong                 8,573,820
-----------------------------------------------------------------------------------------------------------------------------------
Ireland - 0.8%    Airlines - 0.0%                               27,680   Ryanair Holdings Plc (a)                           251,292
                  -----------------------------------------------------------------------------------------------------------------
                  Beverages - 0.0%                               9,490   C&C Group Plc                                       82,393
                  -----------------------------------------------------------------------------------------------------------------
                  Building Products - 0.0%                         326   Kingspan Group Plc                                   5,707
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.4%                       50,871   Allied Irish Banks Plc                           1,219,624
                                                                53,168   Bank of Ireland                                    948,372
                                                                14,136   Depfa Bank Plc                                     234,253
                                                                                                                     --------------
                                                                                                                          2,402,249
                  -----------------------------------------------------------------------------------------------------------------
                  Construction Materials - 0.2%                 29,305   CRH Plc                                            958,769
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication                 36,182   Eircom Group Plc                                   100,394
                  Services - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                  Food & Staples Retailing - 0.0%                  648   Fyffes Plc                                           1,143
                  -----------------------------------------------------------------------------------------------------------------
                  Food Products - 0.0%                          20,458   Greencore Group Plc                                 96,787
                                                                   237   Iaws Group Plc                                       4,182
                                                                 4,615   Kerry Group Plc                                     99,786
                                                                                                                     --------------
                                                                                                                            200,755
                  -----------------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants & Leisure - 0.0%             264   Paddy Power Plc                                      4,574
                  -----------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of June 30, 2006                    (in U.S. Dollars)

                                                                Shares
Country           Industry                                        Held   Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                  Household Durables - 0.0%                     54,122   Waterford Wedgewood Plc Restricted Shares   $        3,114
                  -----------------------------------------------------------------------------------------------------------------
                  Industrial Conglomerates - 0.0%                2,954   DCC Plc                                             71,766
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.1%                              12,172   Irish Life & Permanent Plc                         289,487
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 0.0%                                  80,725   Independent News & Media Plc                       236,373
                  -----------------------------------------------------------------------------------------------------------------
                  Pharmaceuticals - 0.1%                        19,545   Elan Corp. Plc (a)                                 323,638
                  -----------------------------------------------------------------------------------------------------------------
                  Trading Companies & Distributors - 0.0%        3,425   Grafton Group Plc                                   43,137
                  -----------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Ireland                   4,974,791
-----------------------------------------------------------------------------------------------------------------------------------
Italy - 3.5%      Aerospace & Defense - 0.0%                    14,956   Finmeccanica SpA                                   331,986
                  -----------------------------------------------------------------------------------------------------------------
                  Automobiles - 0.1%                            35,328   Fiat SpA                                           469,161
                  -----------------------------------------------------------------------------------------------------------------
                  Capital Markets - 0.1%                        10,369   Banca Fideuram SpA                                  60,273
                                                                24,836   Mediobanca SpA                                     486,164
                                                                15,925   Mediolanum SpA                                     111,730
                                                                                                                     --------------
                                                                                                                            658,167
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 1.3%                      184,937   Banca Intesa SpA                                 1,082,565
                                                                33,946   Banca Intesa SpA (RNC)                             184,299
                                                                48,279   Banca Monte dei Paschi di Siena SpA                290,142
                                                                25,464   Banca Popolare di Milano Scrl                      324,458
                                                                20,982   Banche Popolari Unite Scrl                         542,747
                                                                22,265   Banco Popolare di Verona e Novara Scrl             596,432
                                                                77,207   Capitalia SpA                                      633,495
                                                                63,407   Sanpaolo IMI SpA                                 1,121,279
                                                               393,632   UniCredito Italiano SpA                          3,081,832
                                                                                                                     --------------
                                                                                                                          7,857,249
                  -----------------------------------------------------------------------------------------------------------------
                  Construction Materials - 0.0%                  5,058   Italcementi SpA                                    127,926
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication                585,550   Telecom Italia SpA                               1,630,708
                  Services - 0.4%                              294,827   Telecom Italia SpA (RNC)                           761,505
                                                                                                                     --------------
                                                                                                                          2,392,213
                  -----------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.4%                    227,173   Enel SpA                                         1,958,102
                                                               102,045   Terna SpA                                          272,052
                                                                                                                     --------------
                                                                                                                          2,230,154
                  -----------------------------------------------------------------------------------------------------------------
                  Gas Utilities - 0.0%                          63,411   Snam Rete Gas SpA                                  278,756
                  -----------------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants & Leisure - 0.0%           4,375   Autogrill SpA                                       67,253
                                                                    93   Lottomatica SpA                                      3,534
                                                                                                                     --------------
                                                                                                                             70,787
                  -----------------------------------------------------------------------------------------------------------------
                  Industrial Conglomerates - 0.0%              111,693   Pire                                                97,101
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.4%                              28,503   Alleanza Assicurazioni SpA                         322,908
                                                                49,601   Assicurazioni Generali SpA                       1,805,645
                                                                 6,433   Fondiaria-Sai SpA                                  262,973
                                                                                                                     --------------
                                                                                                                          2,391,526
                  -----------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of June 30, 2006                    (in U.S. Dollars)

                                                                Shares
Country           Industry                                        Held   Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                  Internet Software & Services - 0.0%           27,235   Tiscali SpA (a)                             $       80,966
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 0.1%                                   4,823   Arnoldo Mondadori Editore SpA                       46,598
                                                                12,331   Gruppo Editoriale L'Espresso SpA                    65,859
                                                                49,526   Mediaset SpA                                       583,873
                                                               158,897   Seat Pagine Gialle SpA                              73,956
                                                                                                                     --------------
                                                                                                                            770,286
                  -----------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 0.6%           111,634   ENI SpA                                          3,284,486
                                                                 4,487   ENI SpA (b)                                        263,611
                                                                                                                     --------------
                                                                                                                          3,548,097
                  -----------------------------------------------------------------------------------------------------------------
                  Textiles, Apparel & Luxury Goods - 0.0%        4,772   Benetton Group SpA                                  71,250
                                                                 9,077   Bulgari SpA                                        102,740
                                                                 4,546   Luxottica Group SpA                                123,347
                                                                                                                     --------------
                                                                                                                            297,337
                  -----------------------------------------------------------------------------------------------------------------
                  Transportation Infrastructure - 0.1%          17,500   Autostrade SpA                                     491,836
                  -----------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Italy                    22,093,548
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 22.2%     Air Freight & Logistics - 0.1%                21,000   Yamato Transport Co., Ltd.                         372,917
                  -----------------------------------------------------------------------------------------------------------------
                  Airlines - 0.0%                                2,000   All Nippon Airways Co., Ltd.                         7,698
                                                                27,000   Japan Airlines Corp.                                67,786
                                                                                                                     --------------
                                                                                                                             75,484
                  -----------------------------------------------------------------------------------------------------------------
                  Auto Components - 0.4%                         9,100   Aisin Seiki Co., Ltd.                              270,656
                                                                30,000   Bridgestone Corp.                                  578,664
                                                                30,400   Denso Corp.                                        994,585
                                                                 8,000   NGK Spark Plug Co., Ltd.                           160,959
                                                                 6,400   NOK Corp.                                          185,872
                                                                11,900   Stanley Electric Co., Ltd.                         245,672
                                                                   200   Sumitomo Rubber Industries, Ltd.                     2,203
                                                                 1,000   Toyoda Gosei Co., Ltd.                              20,076
                                                                 7,400   Toyota Industries Corp.                            292,595
                                                                                                                     --------------
                                                                                                                          2,751,282
                  -----------------------------------------------------------------------------------------------------------------
                  Automobiles - 1.8%                            80,500   Honda Motor Co., Ltd.                            2,556,226
                                                               107,100   Nissan Motor Co., Ltd.                           1,171,106
                                                               145,300   Toyota Motor Corp.                               7,613,585
                                                                 8,400   Yamaha Motor Co., Ltd.                             219,709
                                                                                                                     --------------
                                                                                                                         11,560,626
                  -----------------------------------------------------------------------------------------------------------------
                  Beverages - 0.2%                              14,500   Asahi Breweries Ltd.                               203,836
                                                                   200   Coca-Cola West Holdings Co. Ltd.                     4,243
                                                                 6,200   ITO EN, Ltd.                                       227,249
                                                                37,000   Kirin Brewery Co., Ltd.                            582,277
                                                                25,000   Sapporo Holdings Ltd.                              126,624

Master International Index Series
Schedule of Investments as of June 30, 2006                    (in U.S. Dollars)

                                                                Shares
Country           Industry                                        Held   Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                12,000   Takara Holdings, Inc.                       $       70,227
                                                                                                                     --------------
                                                                                                                          1,214,456
                  -----------------------------------------------------------------------------------------------------------------
                  Building Products - 0.3%                      40,100   Asahi Glass Co., Ltd.                              508,989
                                                                 2,000   Central Glass Co., Ltd.                             11,914
                                                                13,100   Daikin Industries Ltd.                             454,945
                                                                10,200   JS Group Corp.                                     214,591
                                                                34,000   Nippon Sheet Glass Co., Ltd.                       189,162
                                                                27,000   Sanwa Shutter Corp.                                159,192
                                                                21,000   Toto Ltd.                                          200,971
                                                                                                                     --------------
                                                                                                                          1,739,764
                  -----------------------------------------------------------------------------------------------------------------
                  Capital Markets - 0.6%                        70,000   Daiwa Securities Group, Inc.                       835,236
                                                                 1,000   Jafco Co., Ltd.                                     60,010
                                                                10,300   Matsui Securities Co., Ltd.                         97,580
                                                                 6,000   Mitsubishi UFJ Securities Co.                       77,470
                                                                33,500   Nikko Cordial Corp.                                429,025
                                                                96,700   Nomura Holdings, Inc.                            1,814,473
                                                                    87   SBI E*trade Securities Co. Ltd.                    115,680
                                                                 1,300   Shinko Securities Co., Ltd.                          5,504
                                                                   499   Softbank Investments Corp.                         220,439
                                                                                                                     --------------
                                                                                                                          3,655,417
                  -----------------------------------------------------------------------------------------------------------------
                  Chemicals - 1.1%                              49,000   Asahi Kasei Corp.                                  320,194
                                                                 3,000   Daicel Chemical Industries Ltd.                     24,537
                                                                28,000   Dainippon Ink and Chemicals, Inc.                  105,078
                                                                 4,000   Denki Kagaku Kogyo Kabushiki Kaisha                 16,656
                                                                 2,400   Hitachi Chemical Co., Ltd.                          62,984
                                                                 6,700   JSR Corp.                                          169,383
                                                                13,000   Kaneka Corp.                                       118,270
                                                                22,500   Kuraray Co., Ltd.                                  251,935
                                                                56,500   Mitsubishi Chemical Holdings Corp.                 353,388
                                                                17,000   Mitsubishi Gas Chemical Co., Inc.                  195,110
                                                                36,000   Mitsubishi Rayon Co., Ltd.                         293,505
                                                                34,000   Mitsui Chemicals, Inc.                             222,176
                                                                16,000   Nippon Kayaku Co., Ltd.                            133,386
                                                                11,000   Nissan Chemical Industries Ltd.                    137,217
                                                                 7,610   Nitto Denko Corp.                                  542,549
                                                                19,800   Shin-Etsu Chemical Co., Ltd.                     1,077,339
                                                                69,000   Showa Denko KK                                     307,230
                                                                13,000   Sumitomo Bakelite Co., Ltd.                        122,136
                                                                64,000   Sumitomo Chemical Co., Ltd.                        534,103
                                                                58,000   Teijin Ltd.                                        368,351

Master International Index Series
Schedule of Investments as of June 30, 2006                    (in U.S. Dollars)

                                                                Shares
Country           Industry                                        Held   Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                17,000   Tokuyama Corp.                              $      252,810
                                                                75,700   Toray Industries, Inc.                             657,570
                                                                35,000   Tosoh Corp.                                        139,614
                                                                70,000   Ube Industries Ltd.                                202,686
                                                                                                                     --------------
                                                                                                                          6,608,207
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 2.8%                       11,000   The 77 Bank Ltd.                                    76,692
                                                                29,000   The Bank of Fukuoka Ltd.                           220,706
                                                                 8,000   The Bank of Kyoto Ltd.                              86,428
                                                                72,000   The Bank of Yokohama Ltd..                         557,407
                                                                52,000   The Chiba Bank Ltd.                                486,725
                                                                13,000   The Gunma Bank Ltd.                                 96,663
                                                                43,100   Hokuhoku Financial Group, Inc.                     180,220
                                                                21,000   The Joyo Bank Ltd.                                 127,490
                                                                   437   Mitsubishi UFJ Financial Group, Inc.             6,116,433
                                                                22,000   Mitsui Trust Holdings, Inc.                        264,620
                                                                   490   Mizuho Financial Group, Inc.                     4,153,523
                                                                16,000   The Nishi-Nippon City Bank Ltd.                     76,700
                                                                   232   Resona Holdings, Inc.                              732,642
                                                                    10   Sapporo Hokuyo Holdings, Inc.                      104,973
                                                                63,000   Shinsei Bank Ltd.                                  399,554
                                                                24,000   The Shizuoka Bank Ltd.                             259,493
                                                                   300   Sumitomo Mitsui Financial Group, Inc.            3,175,436
                                                                53,000   The Sumitomo Trust & Banking Co., Ltd.             579,539
                                                                 4,000   Suruga Bank Ltd.                                    53,956
                                                                                                                     --------------
                                                                                                                         17,749,200
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Services & Supplies - 0.3%         25,000   Dai Nippon Printing Co., Ltd.                      387,088
                                                                   210   The Goodwill Group, Inc.                           155,229
                                                                 4,500   Kokuyo Co., Ltd.                                    75,344
                                                                 4,500   Meitec Corp.                                       146,831
                                                                 5,100   Park24 Co. Ltd.                                    150,348
                                                                11,000   Secom Co., Ltd.                                    520,579
                                                                24,000   Toppan Printing Co., Ltd.                          271,670
                                                                                                                     --------------
                                                                                                                          1,707,089
                  -----------------------------------------------------------------------------------------------------------------
                  Communications Equipment - 0.0%                7,000   Uniden Corp.                                        77,400
                  -----------------------------------------------------------------------------------------------------------------
                  Computers & Peripherals - 0.4%               108,000   Fujitsu Ltd.                                       838,000
                                                                11,800   Mitsumi Electric Company, Ltd.                     139,765
                                                               116,000   NEC Corp.                                          618,991
                                                                 4,200   Seiko Epson Corp.                                  114,631
                                                               159,000   Toshiba Corp.                                    1,038,998
                                                                                                                     --------------
                                                                                                                          2,750,385
                  -----------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of June 30, 2006                    (in U.S. Dollars)

                                                                Shares
Country           Industry                                        Held   Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                  Construction & Engineering - 0.3%              8,457   COMSYS Holdings Corp.                       $      104,459
                                                                10,000   Chiyoda Corp.                                      204,698
                                                                14,000   JGC Corp.                                          241,141
                                                                71,800   Kajima Corp.                                       329,747
                                                                 8,000   Kinden Corp.                                        68,652
                                                                38,000   Nishimatsu Construction Co., Ltd.                  141,941
                                                                24,000   Obayashi Corp.                                     165,228
                                                                13,000   Okumura Corp.                                       72,326
                                                                16,000   Shimizu Corp.                                       89,717
                                                                50,000   Taisei Corp.                                       182,828
                                                                 3,000   Toda Corp.                                          14,513
                                                                                                                     --------------
                                                                                                                          1,615,250
                  -----------------------------------------------------------------------------------------------------------------
                  Construction Materials - 0.0%                 32,000   Sumitomo Osaka Cement Co., Ltd.                     98,535
                                                                43,000   Taiheiyo Cement Corp.                              158,737
                                                                                                                     --------------
                                                                                                                            257,272
                  -----------------------------------------------------------------------------------------------------------------
                  Consumer Finance - 0.4%                        3,010   Acom Co., Ltd.                                     163,514
                                                                 1,400   Aeon Credit Service Co., Ltd.                       34,046
                                                                 5,100   Aiful Corp.                                        272,589
                                                                 9,700   Credit Saison Co., Ltd.                            459,905
                                                                   200   Hitachi Capital Corp.                                3,499
                                                                 4,140   ORIX Corp.                                       1,012,229
                                                                 3,400   Promise Co., Ltd.                                  197,192
                                                                    10   Shohkoh Fund & Co., Ltd.                             2,274
                                                                 5,200   Takefuji Corp.                                     310,230
                                                                                                                     --------------
                                                                                                                          2,455,478
                  -----------------------------------------------------------------------------------------------------------------
                  Containers & Packaging - 0.0%                  5,000   Toyo Seikan Kaisha Ltd.                             90,758
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Consumer Services - 0.0%           1,900   Benesse Corp.                                       65,652
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication                    273   Nippon Telegraph & Telephone Corp.               1,339,745
                  Services - 0.2%
                  -----------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.7%                     34,500   Chubu Electric Power Co., Inc.                     932,555
                                                                 5,900   Hokkaido Electric Power Co., Inc.                  140,126
                                                                34,700   The Kansai Electric Power Co., Inc.                777,081
                                                                15,900   Kyushu Electric Power Co., Inc.                    369,978
                                                                16,700   Tohoku Electric Power Co., Inc.                    366,680
                                                                63,300   The Tokyo Electric Power Co., Inc.               1,749,797
                                                                                                                     --------------
                                                                                                                          4,336,217
                  -----------------------------------------------------------------------------------------------------------------
                  Electrical Equipment - 0.3%                   15,800   Fuji Electric Holdings Co., Ltd.                    82,791
                                                                19,000   Fujikura Ltd.                                      209,920
                                                                41,000   Furukawa Electric Co., Ltd.                        265,407
                                                                12,873   Matsushita Electric Works Ltd.                     143,127
                                                                89,000   Mitsubishi Electric Corp.                          713,931

Master International Index Series
Schedule of Investments as of June 30, 2006                    (in U.S. Dollars)

                                                                Shares
Country           Industry                                        Held   Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                32,300   Sumitomo Electric Industries Ltd.           $      473,558
                                                                 2,900   Ushio, Inc.                                         61,265
                                                                                                                     --------------
                                                                                                                          1,949,999
                  -----------------------------------------------------------------------------------------------------------------
                  Electronic Equipment & Instruments - 0.9%     11,000   Alps Electric Co., Ltd.                            137,602
                                                                15,600   Citizen Watch Co., Ltd.                            141,514
                                                                13,000   Dainippon Screen Manufacturing Co., Ltd.           119,179
                                                                 1,300   Hirose Electric Co., Ltd.                          158,072
                                                               153,000   Hitachi Ltd.                                     1,011,836
                                                                18,500   Hoya Corp.                                         658,662
                                                                 4,500   Ibiden Co., Ltd.                                   216,507
                                                                 1,700   Keyence Corp.                                      434,536
                                                                 9,100   Kyocera Corp.                                      705,297
                                                                 1,100   Mabuchi Motor Co., Ltd.                             65,818
                                                                 9,300   Murata Manufacturing Co., Ltd.                     604,461
                                                                 4,700   Nidec Corp.                                        337,139
                                                                 6,000   Nippon Electric Glass Co.                          120,457
                                                                31,000   Oki Electric Industry Co., Ltd.                     73,219
                                                                 9,300   Omron Corp.                                        237,147
                                                                 8,100   TDK Corp.                                          616,455
                                                                12,000   Taiyo Yuden Co., Ltd.                              152,526
                                                                 3,500   Yokogawa Electric Corp.                             49,937
                                                                                                                     --------------
                                                                                                                          5,840,364
                  -----------------------------------------------------------------------------------------------------------------
                  Food & Staples Retailing - 0.4%               29,600   Aeon Co., Ltd.                                     649,923
                                                                   200   Circle K Sunkus Co., Ltd.                            4,330
                                                                 3,600   FamilyMart Co., Ltd.                               103,923
                                                                 2,200   Lawson, Inc.                                        80,252
                                                                 3,000   Matsumotokiyoshi Co., Ltd.                          76,368
                                                                37,900   Seven & I Holdings Co. Ltd.                      1,249,906
                                                                 4,000   UNY Co., Ltd.                                       59,030
                                                                                                                     --------------
                                                                                                                          2,223,732
                  -----------------------------------------------------------------------------------------------------------------
                  Food Products - 0.3%                          40,000   Ajinomoto Co., Inc.                                443,336
                                                                   100   House Foods Corp.                                    1,513
                                                                16,600   Katokichi Co., Ltd.                                166,995
                                                                14,000   Kikkoman Corp.                                     174,640
                                                                25,000   Meiji Dairies Corp.                                174,736
                                                                26,000   Nichirei Corp.                                     139,194
                                                                 2,000   Nippon Meat Packers, Inc.                           23,199
                                                                11,000   Nisshin Seifun Group, Inc.                         122,687
                                                                 4,800   Nissin Food Products Co., Ltd.                     169,637
                                                                12,500   QP Corp.                                           118,860

Master International Index Series
Schedule of Investments as of June 30, 2006                    (in U.S. Dollars)

                                                                Shares
Country           Industry                                        Held   Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                10,000   Toyo Suisan Kaisha, Ltd.                    $      156,760
                                                                 3,100   Yakult Honsha Co., Ltd.                             84,337
                                                                 6,000   Yamazaki Baking Co., Ltd.                           53,799
                                                                                                                     --------------
                                                                                                                          1,829,693
                  -----------------------------------------------------------------------------------------------------------------
                  Gas Utilities - 0.1%                          80,000   Osaka Gas Co., Ltd.                                257,534
                                                               129,000   Tokyo Gas Co., Ltd.                                608,240
                                                                                                                     --------------
                                                                                                                            865,774
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Equipment & Supplies - 0.1%       10,000   Olympus Corp.                                      267,681
                                                                 5,600   Terumo Corp.                                       187,132
                                                                                                                     --------------
                                                                                                                            454,813
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Providers & Services - 0.0%        5,100   Mediceo Paltac Holdings Co. Ltd.                    91,235
                                                                 1,000   Suzuken Co., Ltd.                                   39,715
                                                                                                                     --------------
                                                                                                                            130,950
                  -----------------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants & Leisure - 0.0%           1,800   Oriental Land Co., Ltd.                            101,404
                                                                    40   ROUND ONE Corp.                                    142,763
                                                                 1,900   Skylark Co., Ltd.                                   41,469
                                                                                                                     --------------
                                                                                                                            285,636
                  -----------------------------------------------------------------------------------------------------------------
                  Household Durables - 1.2%                      8,400   Casio Computer Co., Ltd.                           160,556
                                                                 1,900   Daito Trust Construction Co., Ltd.                 105,375
                                                                22,000   Daiwa House Industry Co., Ltd.                     352,185
                                                                26,000   HASEKO Corp. (a)                                    88,475
                                                                 3,400   Makita Corp.                                       107,667
                                                               104,000   Matsushita Electric Industrial Co., Ltd.         2,197,087
                                                                12,100   Pioneer Corp.                                      195,395
                                                               118,000   Sanyo Electric Co., Ltd. (a)                       254,962
                                                                19,000   Sekisui Chemical Co., Ltd.                         164,213
                                                                35,000   Sekisui House Ltd.                                 480,995
                                                                50,000   Sharp Corp.                                        790,797
                                                                52,700   Sony Corp.                                       2,328,085
                                                                                                                     --------------
                                                                                                                          7,225,792
                  -----------------------------------------------------------------------------------------------------------------
                  Household Products - 0.1%                     28,000   Kao Corp.                                          733,587
                                                                 2,200   Uni-Charm Corp.                                    121,629
                                                                                                                     --------------
                                                                                                                            855,216
                  -----------------------------------------------------------------------------------------------------------------
                  IT Services - 0.1%                             3,000   CSK Holdings Corp.                                 136,990
                                                                   400   Itochu Techno-Science Corp.                         18,440
                                                                    43   NET One Systems Co., Ltd.                           80,121
                                                                    53   NTT Data Corp.                                     229,497
                                                                 1,300   Nomura Research Institute Ltd.                     161,029
                                                                   100   Obic Co., Ltd.                                      20,242

Master International Index Series
Schedule of Investments as of June 30, 2006                    (in U.S. Dollars)

                                                                Shares
Country           Industry                                        Held   Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 5,100   TIS, Inc.                                   $      142,763
                                                                                                                     --------------
                                                                                                                            789,082
                  -----------------------------------------------------------------------------------------------------------------
                  Independent Power Producers & Energy           8,600   Electric Power Development Co.                     328,006
                  Traders - 0.1%
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.6%                                  69   Millea Holdings, Inc.                            1,285,658
                                                                70,000   Mitsui Sumitomo Insurance Co., Ltd.                879,937
                                                                47,800   Sompo Japan Insurance, Inc.                        669,029
                                                                11,000   T&D Holdings, Inc.                                 890,084
                                                                                                                     --------------
                                                                                                                          3,724,708
                  -----------------------------------------------------------------------------------------------------------------
                  Internet & Catalog Retail - 0.0%                 374   Rakuten, Inc.                                      223,127
                  -----------------------------------------------------------------------------------------------------------------
                  Internet Software & Services - 0.1%              181   eAccess Ltd.                                       118,909
                                                                    94   Index Corp.                                         92,919
                                                                   490   Yahoo! Japan Corp.                                 259,756
                                                                                                                     --------------
                                                                                                                            471,584
                  -----------------------------------------------------------------------------------------------------------------
                  Leisure Equipment & Products - 0.3%           27,100   Fuji Photo Film Co., Ltd.                          910,327
                                                                11,100   Namco Bandai Holdings, Inc.                        168,857
                                                                13,000   Nikon Corp.                                        227,214
                                                                 1,300   Sankyo Co., Ltd. (Gunma)                            82,675
                                                                 8,932   Sega Sammy Holdings, Inc.                          331,292
                                                                 3,200   Shimano, Inc.                                       97,975
                                                                 6,400   Yamaha Corp.                                       120,369
                                                                                                                     --------------
                                                                                                                          1,938,709
                  -----------------------------------------------------------------------------------------------------------------
                  Machinery - 1.0%                              18,000   Amada Co., Ltd.                                    188,952
                                                                 9,100   Amano Corp.                                        135,328
                                                                10,000   Daifuku Co., Ltd.                                  165,158
                                                                39,000   Ebara Corp.                                        166,487
                                                                 7,900   Fanuc Ltd.                                         710,423
                                                                 5,000   Hino Motors Ltd.                                    29,130
                                                                   200   Hitachi Construction Machinery Co., Ltd.             4,820
                                                                84,000   Ishikawajima-Harima Heavy Industries
                                                                         Co., Ltd.                                          266,002
                                                                 7,300   JTEKT Corp.                                        141,128
                                                                32,000   The Japan Steel Works, Ltd.                        219,464
                                                                90,000   Kawasaki Heavy Industries Ltd.                     303,110
                                                                49,000   Komatsu Ltd.                                       975,156
                                                                44,000   Kubota Corp.                                       417,618
                                                                 2,800   Kurita Water Industries Ltd.                        57,560
                                                                23,000   Minebea Co., Ltd.                                  125,347
                                                               187,200   Mitsubishi Heavy Industries Ltd.                   808,965
                                                                46,000   Mitsui Engineering & Shipbuilding Co.,
                                                                         Ltd.                                               140,839
                                                                 9,000   NGK Insulators Ltd.                                105,341
                                                                14,000   NSK Ltd.                                           116,223
                                                                15,000   NTN Corp.                                          118,751

Master International Index Series
Schedule of Investments as of June 30, 2006                    (in U.S. Dollars)

                                                                Shares
Country           Industry                                        Held   Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                15,000   OKUMA Corp.                                 $      169,532
                                                                 2,500   SMC Corp.                                          354,066
                                                                30,000   Sumitomo Heavy Industries Ltd.                     277,654
                                                                 3,700   THK Co., Ltd.                                      110,370
                                                                                                                     --------------
                                                                                                                          6,107,424
                  -----------------------------------------------------------------------------------------------------------------
                  Marine - 0.2%                                 38,000   Kawasaki Kisen Kaisha Ltd.                         220,059
                                                                69,000   Mitsui OSK Lines Ltd.                              469,597
                                                                45,000   Nippon Yusen Kabushiki Kaisha                      292,875
                                                                                                                     --------------
                                                                                                                            982,531
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 0.1%                                     600   Asatsu-DK, Inc.                                     19,420
                                                                    86   Dentsu, Inc.                                       237,729
                                                                    58   Fuji Television Network, Inc.                      128,872
                                                                 4,600   Toho Co., Ltd.                                      91,948
                                                                 3,700   Tokyo Broadcasting System, Inc.                     89,170
                                                                                                                     --------------
                                                                                                                            567,139
                  -----------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.8%                        26,000   DAIDO STEEL CO., LTD.                              204,243
                                                                 7,000   Dowa Mining Co., Ltd.                               61,969
                                                                30,300   JFE Holdings, Inc.                               1,285,527
                                                               125,000   Kobe Steel Ltd.                                    391,462
                                                                78,000   Mitsubishi Materials Corp.                         332,975
                                                                21,000   Mitsui Mining & Smelting Co., Ltd.                 123,999
                                                                 1,800   Nippon Light Metal Co., Ltd.                         4,928
                                                               332,000   Nippon Steel Corp.                               1,257,543
                                                                39,000   Nisshin Steel Co., Ltd.                            125,548
                                                               201,000   Sumitomo Metal Industries Ltd.                     829,917
                                                                36,000   Sumitomo Metal Mining Co., Ltd.                    469,860
                                                                 1,000   Sumitomo Titanium Corp.                            158,509
                                                                   100   Tokyo Steel Manufacturing Co., Ltd.                  2,191
                                                                                                                     --------------
                                                                                                                          5,248,671
                  -----------------------------------------------------------------------------------------------------------------
                  Multiline Retail - 0.2%                        8,000   Daimaru, Inc.                                      106,093
                                                                 6,000   Hankyu Department Stores                            46,608
                                                                 9,700   Isetan Co., Ltd.                                   165,464
                                                                20,200   Marui Co., Ltd.                                    314,888
                                                                38,000   Mitsukoshi Ltd.                                    173,853
                                                                 1,700   Ryohin Keikaku Co., Ltd.                           139,492
                                                                19,000   Takashimaya Co., Ltd.                              238,674
                                                                                                                     --------------
                                                                                                                          1,185,072
                  -----------------------------------------------------------------------------------------------------------------
                  Office Electronics - 0.6%                     56,400   Canon, Inc.                                      2,767,826
                                                                24,000   Konica Minolta Holdings, Inc.                      303,372

Master International Index Series
Schedule of Investments as of June 30, 2006                    (in U.S. Dollars)

                                                                Shares
Country           Industry                                        Held   Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                34,000   Ricoh Co., Ltd.                             $      667,716
                                                                                                                     --------------
                                                                                                                          3,738,914
                  -----------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 0.2%                32   Inpex Holdings, Inc. (a)                           282,728
                                                                49,500   Nippon Mining Holdings, Inc.                       416,993
                                                                78,000   Nippon Oil Corp.                                   570,424
                                                                 5,600   Showa Shell Sekiyu KK                               65,790
                                                                 9,000   TonenGeneral Sekiyu KK                              92,586
                                                                                                                     --------------
                                                                                                                          1,428,521
                  -----------------------------------------------------------------------------------------------------------------
                  Paper & Forest Products - 0.1%                    37   Nippon Paper Group, Inc.                           151,476
                                                                49,000   OJI Paper Co., Ltd.                                279,045
                                                                                                                     --------------
                                                                                                                            430,521
                  -----------------------------------------------------------------------------------------------------------------
                  Personal Products - 0.1%                       5,600   Aderans Co., Ltd.                                  151,371
                                                                14,000   Shiseido Co., Ltd.                                 274,942
                                                                                                                     --------------
                                                                                                                            426,313
                  -----------------------------------------------------------------------------------------------------------------
                  Pharmaceuticals - 1.1%                        29,700   Astellas Pharma, Inc.                            1,091,195
                                                                17,300   Chugai Pharmaceutical Co., Ltd.                    353,370
                                                                37,500   Daiichi Sankyo Co. Ltd.                          1,033,329
                                                                11,500   Eisai Co., Ltd.                                    518,086
                                                                10,000   Kaken Pharmaceutical Co., Ltd.                      75,143
                                                                11,000   Kyowa Hakko Kogyo Co., Ltd.                         74,190
                                                                 5,000   Santen Pharmaceutical Co., Ltd.                    118,751
                                                                22,000   Shionogi & Co., Ltd.                               392,599
                                                                 6,000   Taisho Pharmaceutical Co., Ltd.                    117,832
                                                                46,600   Takeda Pharmaceutical Co., Ltd.                  2,902,436
                                                                13,000   Tanabe Seiyaku Co., Ltd.                           160,119
                                                                                                                     --------------
                                                                                                                          6,837,050
                  -----------------------------------------------------------------------------------------------------------------
                  Real Estate Investment Trusts                     47   Japan Prime Realty Investment Corp.                141,434
                  (REITs) - 0.1%                                    13   Japan Real Estate Investment Corp.                 115,995
                                                                    12   Japan Retail Fund Investment Corp.                  94,476
                                                                    31   Nippon Building Fund, Inc.                         301,010
                                                                    21   Nomura Real Estate Office Fund, Inc.               166,435
                                                                                                                     --------------
                                                                                                                            819,350
                  -----------------------------------------------------------------------------------------------------------------
                  Real Estate Management &                         121   KK DaVinci Advisors (a)                            119,608
                  Development - 0.6%                             4,500   Leopalace21 Corp.                                  155,491
                                                                63,000   Mitsubishi Estate Co., Ltd.                      1,339,194
                                                                46,000   Mitsui Fudosan Co., Ltd.                           999,956
                                                                22,000   Sumitomo Realty & Development Co., Ltd.            542,711
                                                                21,000   Tokyo Tatemono Co., Ltd.                           225,220
                                                                24,000   Tokyu Land Corp.                                   187,062
                                                                                                                     --------------
                                                                                                                          3,569,242
                  -----------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of June 30, 2006                    (in U.S. Dollars)

                                                                Shares
Country           Industry                                        Held   Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                  Road & Rail - 0.7%                                87   Central Japan Railway Co.                   $      867,603
                                                                   183   East Japan Railway Co.                           1,360,714
                                                                14,000   Keihin Electric Express Railway Co., Ltd.           99,200
                                                                19,000   Keio Electric Railway Co., Ltd.                    123,160
                                                                34,000   Keisei Electric Railway Co., Ltd.                  192,136
                                                                67,000   Kintetsu Corp.                                     223,890
                                                                35,000   Nippon Express Co., Ltd.                           189,214
                                                                24,000   Odakyu Electric Railway Co., Ltd.                  154,940
                                                                13,000   Seino Holdings Corp.                               137,375
                                                                38,000   Tobu Railway Co., Ltd.                             181,498
                                                                40,000   Tokyu Corp.                                        233,740
                                                                    90   West Japan Railway Co.                             373,967
                                                                                                                     --------------
                                                                                                                          4,137,437
                  -----------------------------------------------------------------------------------------------------------------
                  Semiconductors & Semiconductor                 4,300   Advantest Corp.                                    438,595
                  Equipment - 0.4%                               4,100   Elpida Memory, Inc. (a)                            154,223
                                                                 1,300   NEC Electronics Corp. (a)                           41,736
                                                                 5,800   Rohm Co., Ltd.                                     519,040
                                                                11,000   Sanken Electric Co., Ltd.                          140,104
                                                                 2,700   Sumco Corp.                                        153,996
                                                                 9,900   Tokyo Electron Ltd.                                692,822
                                                                 3,500   Tokyo Seimitsu Co. Ltd.                            181,866
                                                                                                                     --------------
                                                                                                                          2,322,382
                  -----------------------------------------------------------------------------------------------------------------
                  Software - 0.2%                                4,000   Fuji Soft, Inc.                                    131,916
                                                                 3,600   Konami Corp.                                        79,517
                                                                 5,700   Nintendo Co., Ltd.                                 957,355
                                                                   900   Oracle Corp. Japan                                  42,120
                                                                 5,000   Trend Micro, Inc.                                  168,832
                                                                                                                     --------------
                                                                                                                          1,379,740
                  -----------------------------------------------------------------------------------------------------------------
                  Specialty Retail - 0.2%                        2,600   Aoyama Trading Co., Ltd.                            81,424
                                                                 4,100   Autobacs Seven Co., Ltd.                           178,612
                                                                 3,200   Fast Retailing Co., Ltd.                           261,733
                                                                    50   Nitori Co., Ltd.                                     2,436
                                                                 5,800   Shimachu Co., Ltd.                                 151,704
                                                                   600   Shimamura Co., Ltd.                                 65,818
                                                                   680   USS Co., Ltd.                                       44,970
                                                                 3,800   Yamada Denki Co., Ltd.                             387,928
                                                                                                                     --------------
                                                                                                                          1,174,625
                  -----------------------------------------------------------------------------------------------------------------
                  Textiles, Apparel & Luxury Goods - 0.1%       13,000   Asics Corp.                                        132,599
                                                                22,000   Gunze Ltd.                                         131,251
                                                                 1,000   Nisshinbo Industries, Inc.                          10,952
                                                                 7,000   Onward Kashiyama Co., Ltd.                         107,834

Master International Index Series
Schedule of Investments as of June 30, 2006                    (in U.S. Dollars)

                                                                Shares
Country           Industry                                        Held   Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                11,000   Tokyo Style Co., Ltd.                       $      130,963
                                                                 4,000   Toyobo Co., Ltd.                                    11,337
                                                                11,000   Wacoal  Holdings Corp.                             154,345
                                                                                                                     --------------
                                                                                                                            679,281
                  -----------------------------------------------------------------------------------------------------------------
                  Tobacco - 0.1%                                   249   Japan Tobacco, Inc.                                908,306
                  -----------------------------------------------------------------------------------------------------------------
                  Trading Companies & Distributors - 0.7%       72,000   Itochu Corp.                                       632,988
                                                                92,000   Marubeni Corp.                                     490,924
                                                                68,700   Mitsubishi Corp.                                 1,373,219
                                                                84,000   Mitsui & Co., Ltd.                               1,187,456
                                                                21,000   Sojitz Corp. (a)                                    83,034
                                                                48,000   Sumitomo Corp.                                     633,618
                                                                 7,000   Toyota Tsusho Corp.                                168,088
                                                                                                                     --------------
                                                                                                                          4,569,327
                  -----------------------------------------------------------------------------------------------------------------
                  Transportation Infrastructure - 0.0%           2,000   Kamigumi Co., Ltd.                                  15,204
                                                                 7,000   Mitsubishi Logistics Corp.                         109,732
                                                                                                                     --------------
                                                                                                                            124,936
                  -----------------------------------------------------------------------------------------------------------------
                  Wireless Telecommunication Services - 0.5%       107   KDDI Corp.                                         658,015
                                                                   889   NTT DoCoMo, Inc.                                 1,306,495
                                                                41,500   Softbank Corp.                                     931,177
                                                                                                                     --------------
                                                                                                                          2,895,687
                  -----------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Japan                   139,092,253
-----------------------------------------------------------------------------------------------------------------------------------
Luxembourg - 0.0% Personal Products - 0.0%                         183   Oriflame Cosmetics SA                                6,084
                  -----------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Luxembourg                    6,084
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands -     Air Freight & Logistics - 0.1%                24,597   TNT NV                                             880,003
3.1%              -----------------------------------------------------------------------------------------------------------------
                  Beverages - 0.1%                              11,236   Heineken NV                                        476,266
                  -----------------------------------------------------------------------------------------------------------------
                  Chemicals - 0.2%                              14,621   Akzo Nobel NV                                      788,192
                                                                 9,418   Koninklijke DSM NV                                 392,101
                                                                                                                     --------------
                                                                                                                          1,180,293
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.4%                       91,876   ABN AMRO Holding NV                              2,512,854
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Services & Supplies - 0.1%            124   Buhrmann NV                                          1,798
                                                                 1,033   Randstad Holdings NV                                60,548
                                                                14,134   Vedior NV                                          296,751
                                                                                                                     --------------
                                                                                                                            359,097
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Financial Services - 0.7%          5,748   Euronext NV                                        538,735
                                                                96,491   ING Groep NV CVA                                 3,791,436
                                                                                                                     --------------
                                                                                                                          4,330,171
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication                100,293   Koninklijke KPN NV                               1,127,233
                  Services - 0.2%
                  -----------------------------------------------------------------------------------------------------------------
                  Energy Equipment & Services - 0.0%            10,642   SBM Offshore NV                                    283,580
                  -----------------------------------------------------------------------------------------------------------------
                  Food & Staples Retailing - 0.1%               78,715   Koninklijke Ahold NV (a)                           683,411
                  -----------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of June 30, 2006                    (in U.S. Dollars)

                                                                Shares
Country           Industry                                        Held   Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                  Food Products - 0.4%                           6,222   Royal Numico NV                             $      279,169
                                                                88,398   Unilever NV                                      2,004,036
                                                                                                                     --------------
                                                                                                                          2,283,205
                  -----------------------------------------------------------------------------------------------------------------
                  Household Durables - 0.3%                     68,487   Koninklijke Philips Electronics NV               2,139,370
                  -----------------------------------------------------------------------------------------------------------------
                  IT Services - 0.0%                             3,472   Getronics NV                                        37,336
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.2%                              72,566   Aegon NV                                         1,240,563
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 0.1%                                  36,364   Reed Elsevier NV                                   546,806
                                                                12,035   Wolters Kluwer NV                                  284,228
                                                                                                                     --------------
                                                                                                                            831,034
                  -----------------------------------------------------------------------------------------------------------------
                  Office Electronics - 0.0%                        283   OCE NV                                               4,154
                  -----------------------------------------------------------------------------------------------------------------
                  Real Estate Investment Trusts                  1,615   Corio NV                                           100,423
                  (REITs) - 0.1%                                 3,893   Rodamco Europe NV                                  381,550
                                                                   353   Wereldhave NV                                       34,326
                                                                                                                     --------------
                                                                                                                            516,299
                  -----------------------------------------------------------------------------------------------------------------
                  Semiconductors & Semiconductor                30,227   ASML Holding NV (a)                                612,216
                  Equipment - 0.1%
                  -----------------------------------------------------------------------------------------------------------------
                  Trading Companies & Distributors - 0.0%        1,166   Hagemeyer NV (a)                                     5,382
                  -----------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in the Netherlands          19,502,467
-----------------------------------------------------------------------------------------------------------------------------------
New               Construction Materials - 0.0%                 19,230   Fletcher Building Ltd.                             107,359
Zealand - 0.1%    -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication                 66,963   Telecom Corp. of New Zealand Ltd.                  165,064
                  Services - 0.1%
                  -----------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.0%                     20,226   Contact Energy Ltd.                                 87,867
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Equipment & Supplies - 0.0%       41,926   Fisher & Paykel Healthcare Corp.                   110,255
                  -----------------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants & Leisure - 0.0%           1,741   Sky City Ltd.                                        5,736
                  -----------------------------------------------------------------------------------------------------------------
                  Household Durables - 0.0%                     27,665   Fisher & Paykel Appliances Holdings Ltd.            77,816
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.0%                              10,253   Tower Ltd. (a)                                      21,520
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 0.0%                                     241   Sky Network Television Ltd.                            846
                  -----------------------------------------------------------------------------------------------------------------
                  Multiline Retail - 0.0%                       14,918   Warehouse Group Ltd.                                45,147
                  -----------------------------------------------------------------------------------------------------------------
                  Real Estate Investment Trusts                    999   Kiwi Income Property Trust                             835
                  (REITs) - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                  Transportation Infrastructure - 0.0%          58,991   Auckland International Airport Ltd.                 78,106
                  -----------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in New Zealand                 700,551
-----------------------------------------------------------------------------------------------------------------------------------
Norway - 0.8%     Airlines - 0.0%                                2,392   SAS AB (a)                                          24,410
                  -----------------------------------------------------------------------------------------------------------------
                  Chemicals - 0.0%                               8,050   Yara International ASA                             107,375
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.1%                       28,499   DNB NOR ASA                                        353,799
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Services & Supplies - 0.0%         23,129   Tomra Systems ASA                                  187,705
                  -----------------------------------------------------------------------------------------------------------------
                  Communications Equipment - 0.0%               14,741   Tandberg ASA                                       122,001
                                                                   357   Tandberg Television ASA (a)                          5,924
                                                                                                                     --------------
                                                                                                                            127,925
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication                 15,595   Telenor ASA                                        188,591
                  Services - 0.1%                                8,600   Telenor ASA (b)                                    313,814
                                                                                                                     --------------
                                                                                                                            502,405
                  -----------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of June 30, 2006                    (in U.S. Dollars)

                                                                Shares
Country           Industry                                        Held   Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                  Energy Equipment & Services - 0.1%             7,490   Acergy SA (a)                               $      114,048
                                                                16,804   Ocean RIG ASA (a)                                  118,011
                                                                 4,462   Petrojarl ASA (a)                                   29,400
                                                                 4,462   Petroleum Geo-Services ASA (a)                     251,689
                                                                    50   ProSafe ASA                                          3,053
                                                                 8,780   TGS Nopec Geophysical Co. ASA (a)                  155,208
                                                                                                                     --------------
                                                                                                                            671,409
                  -----------------------------------------------------------------------------------------------------------------
                  Industrial Conglomerates - 0.1%                8,305   Orkla ASA                                          385,047
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.0%                              21,838   Storebrand ASA                                     225,483
                  -----------------------------------------------------------------------------------------------------------------
                  Marine - 0.0%                                     50   Stolt-Nielsen SA                                     1,173
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 0.0%                                   3,218   Schibsted ASA                                       85,846
                  -----------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 0.4%            71,149   DET Norske Oljeselskap                             142,925
                                                                 3,194   Frontline Ltd.                                     119,340
                                                                41,651   Norsk Hydro ASA                                  1,104,428
                                                                37,007   Statoil ASA                                      1,049,679
                                                                                                                     --------------
                                                                                                                          2,416,372
                  -----------------------------------------------------------------------------------------------------------------
                  Paper & Forest Products - 0.0%                 3,197   Norske Skogindustrier ASA                           46,882
                  -----------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Norway                    5,135,831
-----------------------------------------------------------------------------------------------------------------------------------
Portugal - 0.3%   Commercial Banks - 0.1%                       23,822   Banco BPI SA                                       180,934
                                                                82,464   Banco Comercial Portugues SA Registered
                                                                         Shares                                             234,084
                                                                 9,325   Banco Espirito Santo SA Registered Shares          125,674
                                                                                                                     --------------
                                                                                                                            540,692
                  -----------------------------------------------------------------------------------------------------------------
                  Construction Materials - 0.0%                 13,841   Cimpor Cimentos de Portugal SA                      92,206
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication                 52,568   Portugal Telecom SGPS SA Registered Shares         634,524
                  Services - 0.1%
                  -----------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.1%                     77,296   Energias de Portugal SA                            303,424
                  -----------------------------------------------------------------------------------------------------------------
                  Food & Staples Retailing - 0.0%                3,659   Jeronimo Martins                                    62,459
                  -----------------------------------------------------------------------------------------------------------------
                  Industrial Conglomerates - 0.0%               38,165   Sonae SGPS SA                                       57,096
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 0.0%                                   3,893   PT Multimedia Servicos de Telecomunicacoes
                                                                         e Multimedia SGPS SA                                45,049
                  -----------------------------------------------------------------------------------------------------------------
                  Paper & Forest Products - 0.0%                 2,587   Sonae Industria SGPS SA (a)                         22,262
                  -----------------------------------------------------------------------------------------------------------------
                  Transportation Infrastructure - 0.0%           7,704   Brisa-Auto Estradas de Portugal SA Private
                                                                         Shares                                              80,382
                  -----------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Portugal                  1,838,094
-----------------------------------------------------------------------------------------------------------------------------------
Singapore - 0.8%  Aerospace & Defense - 0.0%                    52,213   Singapore Technologies Engineering Ltd.             95,422
                  -----------------------------------------------------------------------------------------------------------------
                  Air Freight & Logistics - 0.0%               127,954   Singapore Post Ltd.                                 87,388
                  -----------------------------------------------------------------------------------------------------------------
                  Airlines - 0.0%                               17,582   Singapore Airlines Ltd.                            141,203
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.3%                       68,605   DBS Group Holdings Ltd.                            785,247
                                                               108,914   Oversea-Chinese Banking Corp.                      454,569
                                                                67,572   United Overseas Bank Ltd.                          666,597
                                                                                                                     --------------
                                                                                                                          1,906,413
                  -----------------------------------------------------------------------------------------------------------------
                  Computers & Peripherals - 0.0%                 5,357   Creative Technology Ltd.                            29,811

Master International Index Series
Schedule of Investments as of June 30, 2006                    (in U.S. Dollars)

                                                                Shares
Country           Industry                                        Held   Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                  Distributors - 0.0%                            3,529   Jardine Cycle & Carriage Ltd.               $       22,316
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Financial Services - 0.0%         75,000   Singapore Exchange Ltd.                            166,946
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication                332,771   Singapore Telecommunications Ltd.                  532,400
                  Services - 0.1%
                  -----------------------------------------------------------------------------------------------------------------
                  Electronic Equipment & Instruments - 0.0%      5,000   Venture Corp. Ltd.                                  33,516
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Providers & Services - 0.0%       76,000   Parkway Holdings Ltd.                              118,709
                  -----------------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants & Leisure - 0.0%          27,535   City Developments Ltd.                             162,805
                  -----------------------------------------------------------------------------------------------------------------
                  Industrial Conglomerates - 0.1%               20,675   Fraser and Neave Ltd.                               52,297
                                                                 1,766   Haw Par Corp. Ltd.                                   6,366
                                                                37,914   Keppel Corp. Ltd.                                  352,443
                                                                23,590   SembCorp Industries Ltd.                            48,333
                                                                                                                     --------------
                                                                                                                            459,439
                  -----------------------------------------------------------------------------------------------------------------
                  Machinery - 0.1%                              96,427   SembCorp Marine Ltd.                               182,933
                  -----------------------------------------------------------------------------------------------------------------
                  Marine - 0.0%                                 92,002   Cosco Corp. (Singapore) Ltd.                        73,306
                                                                 1,200   Neptune Orient Lines Ltd.                            1,374
                                                                                                                     --------------
                                                                                                                             74,680
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 0.1%                                  81,316   Singapore Press Holdings Ltd.                      211,858
                  -----------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 0.0%               194   Singapore Petroleum Co. Ltd.                           620
                  -----------------------------------------------------------------------------------------------------------------
                  Real Estate Investment Trusts                  1,152   Ascendas Real Estate Investment Trust                1,399
                  (REITs) - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                  Real Estate Management &                      90,833   CapitaLand Ltd.                                    258,481
                  Development - 0.1%                             2,182   Keppel Land Ltd.                                     5,575
                                                                 7,457   UOL Group Ltd.                                      13,487
                                                                83,100   Wing Tai Holdings Ltd.                              74,621
                                                                                                                     --------------
                                                                                                                            352,164
                  -----------------------------------------------------------------------------------------------------------------
                  Road & Rail - 0.0%                            95,816   ComfortDelgro Corp. Ltd.                            92,705
                  -----------------------------------------------------------------------------------------------------------------
                  Semiconductors & Semiconductor                82,002   Chartered Semiconductor Manufacturing
                  Equipment - 0.0%                                       Ltd. (a)                                            70,005
                                                                 1,120   Chartered Semiconductor Manufacturing
                                                                         Ltd. (a)(b)                                          9,744
                                                                 2,000   STATS ChipPAC Ltd. (a)                               1,258
                                                                                                                     --------------
                                                                                                                             81,007
                  -----------------------------------------------------------------------------------------------------------------
                  Trading Companies & Distributors - 0.0%        1,100   Noble Group Ltd.                                       758
                  -----------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Singapore                 4,754,492
-----------------------------------------------------------------------------------------------------------------------------------
Spain - 3.6%      Airlines - 0.0%                               29,434   Iberia Lineas Aereas de Espana                      76,025
                  -----------------------------------------------------------------------------------------------------------------
                  Biotechnology - 0.0%                          13,970   Zeltia SA                                          102,711
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 1.4%                      181,006   Banco Bilbao Vizcaya Argentaria SA               3,721,632
                                                                50,064   Banco Popular Espanol SA                           745,772
                                                               306,300   Banco Santander Central Hispano SA               4,472,676
                                                                                                                     --------------
                                                                                                                          8,940,080
                  -----------------------------------------------------------------------------------------------------------------
                  Construction & Engineering - 0.2%             15,679   ACS Actividades de Construccion y
                                                                         Servicios, SA                                      653,768
                                                                 1,045   Acciona SA                                         162,281
                                                                 2,241   Fomento de Construcciones y Contratas SA           170,352

Master International Index Series
Schedule of Investments as of June 30, 2006                    (in U.S. Dollars)

                                                                Shares
Country           Industry                                        Held   Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 3,188   Grupo Ferrovial SA                          $      243,359
                                                                 4,680   Sacyr Vallehermoso SA                              156,365
                                                                                                                     --------------
                                                                                                                          1,386,125
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication                233,917   Telefonica SA                                    3,894,280
                  Services - 0.6%                                1,124   Telefonica SA (b)                                   55,908
                                                                                                                     --------------
                                                                                                                          3,950,188
                  -----------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.6%                     51,526   Endesa SA                                        1,791,389
                                                                44,099   Iberdrola SA                                     1,518,516
                                                                 5,815   Union Fenosa SA                                    224,995
                                                                                                                     --------------
                                                                                                                          3,534,900
                  -----------------------------------------------------------------------------------------------------------------
                  Electrical Equipment - 0.1%                   11,492   Gamesa Corp. Tecnologica SA                        246,277
                  -----------------------------------------------------------------------------------------------------------------
                  Food Products - 0.0%                             265   Azucarera Ebro Agricolas, SA                         5,438
                  -----------------------------------------------------------------------------------------------------------------
                  Gas Utilities - 0.0%                           7,017   Gas Natural SDG SA                                 214,170
                  -----------------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants & Leisure - 0.0%           7,075   NH Hoteles SA                                      126,832
                  -----------------------------------------------------------------------------------------------------------------
                  IT Services - 0.0%                            10,794   Indra Sistemas SA                                  211,858
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.0%                               7,569   Corporacion Mapfre SA                              139,656
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 0.1%                                   6,197   Antena 3 de Television SA                          141,520
                                                                   240   Promotora de Informaciones SA                        3,851
                                                                   513   Sogecable SA (a)                                    14,752
                                                                10,099   Telefonica Publicidad e Informacion, SA            109,375
                                                                                                                     --------------
                                                                                                                            269,498
                  -----------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.0%                        10,180   Acerinox SA                                        176,507
                  -----------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 0.2%            50,685   Repsol YPF SA                                    1,451,069
                  -----------------------------------------------------------------------------------------------------------------
                  Real Estate Management &                         134   Inmobiliaria Colonial SA                            10,640
                  Development - 0.1%                             3,249   Metrovacesa SA                                     293,298
                                                                                                                     --------------
                                                                                                                            303,938
                  -----------------------------------------------------------------------------------------------------------------
                  Specialty Retail - 0.1%                        9,564   Inditex SA                                         403,315
                  -----------------------------------------------------------------------------------------------------------------
                  Tobacco - 0.1%                                15,811   Altadis SA                                         747,215
                  -----------------------------------------------------------------------------------------------------------------
                  Transportation Infrastructure - 0.1%           7,073   Abertis Infraestructuras SA                        165,604
                                                                 6,540   Cintra Concesiones de Infraestructuras de
                                                                         Transporte SA                                       85,464
                                                                                                                     --------------
                                                                                                                            251,068
                  -----------------------------------------------------------------------------------------------------------------
                  Water Utilities - 0.0%                         3,213   Sociedad General de Aguas de Barcelona SA
                                                                         Class A                                             89,274
                  -----------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Spain                    22,626,144
-----------------------------------------------------------------------------------------------------------------------------------
Sweden - 2.1%     Airlines - 0.0%                                1,617   SAS AB (a)                                          17,047
                  -----------------------------------------------------------------------------------------------------------------
                  Building Products - 0.1%                      20,377   Assa Abloy AB B                                    342,283
                  -----------------------------------------------------------------------------------------------------------------
                  Capital Markets - 0.0%                         6,838   D Carnegie AB                                      125,303
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.4%                      111,951   Nordea Bank AB                                   1,336,552
                                                                28,753   Skandinaviska Enskilda Banken AB Class A           684,552

Master International Index Series
Schedule of Investments as of June 30, 2006                    (in U.S. Dollars)

                                                                Shares
Country           Industry                                        Held   Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                26,612   Svenska Handelsbanken Class A               $      685,300
                                                                                                                     --------------
                                                                                                                          2,706,404
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Services & Supplies - 0.1%         23,048   Securitas AB                                       441,542
                  -----------------------------------------------------------------------------------------------------------------
                  Communications Equipment - 0.4%              714,376   Telefonaktiebolaget LM Ericsson                  2,360,279
                                                                 1,307   Telefonaktiebolaget LM Ericsson (b)                 43,183
                                                                                                                     --------------
                                                                                                                          2,403,462
                  -----------------------------------------------------------------------------------------------------------------
                  Construction & Engineering - 0.0%             17,205   Skanska AB Class B                                 265,117
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Financial Services - 0.0%          1,210   OMHEX AB                                            21,669
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication                 17,466   Tele2 AB                                           176,395
                  Services - 0.1%                               50,260   TeliaSonera AB                                     285,368
                                                                                                                     --------------
                                                                                                                            461,763
                  -----------------------------------------------------------------------------------------------------------------
                  Food & Staples Retailing - 0.0%                   20   Axfood AB                                              575
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Equipment & Supplies - 0.0%        7,749   Elekta AB                                          131,240
                                                                 2,520   Getinge AB Class B                                  42,854
                                                                                                                     --------------
                                                                                                                            174,094
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Providers & Services - 0.0%          234   Capio AB (a)                                         4,190
                  -----------------------------------------------------------------------------------------------------------------
                  Household Durables - 0.1%                     17,768   Electrolux AB Series B                             256,526
                                                                17,771   Husqvarna AB (a)                                   214,013
                                                                                                                     --------------
                                                                                                                            470,539
                  -----------------------------------------------------------------------------------------------------------------
                  IT Services - 0.0%                             4,686   WM-data AB Class B                                  14,442
                  -----------------------------------------------------------------------------------------------------------------
                  Machinery - 0.5%                               5,467   Alfa Laval AB                                      163,552
                                                                19,849   Atlas Copco AB Class A                             551,097
                                                                 7,616   Atlas Copco AB Class B                             197,710
                                                                25,500   SKF AB Class B                                     401,787
                                                                58,095   Sandvik AB                                         675,445
                                                                 3,346   Scania AB Class B                                  151,891
                                                                 6,544   Trelleborg AB Class B                              111,740
                                                                 3,680   Volvo AB Class A                                   177,271
                                                                11,529   Volvo AB Class B                                   566,571
                                                                                                                     --------------
                                                                                                                          2,997,064
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 0.0%                                  16,001   Eniro AB                                           168,263
                                                                 2,610   Modern Times Group AB                              137,141
                                                                 2,610   Modern Times Group AB (a)                            8,928
                                                                                                                     --------------
                                                                                                                            314,332
                  -----------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.1%                        10,010   Boliden AB                                         184,124
                                                                 2,520   Hoganas AB                                          62,620
                                                                 5,201   Ssab Svenskt Stal AB                               103,609
                                                                                                                     --------------
                                                                                                                            350,353
                  -----------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 0.0%               502   Lundin Petroleum AB (a)                              6,080
                  -----------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of June 30, 2006                    (in U.S. Dollars)

                                                                Shares
Country           Industry                                        Held   Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                  Paper & Forest Products - 0.1%                 6,721   Billerud AB                                 $       89,104
                                                                   945   Holmen AB Class B                                   38,175
                                                                12,430   Svenska Cellulosa AB                               513,355
                                                                                                                     --------------
                                                                                                                            640,634
                  -----------------------------------------------------------------------------------------------------------------
                  Real Estate Management &                         373   Castellum AB                                         3,819
                  Development - 0.0%                               218   Fabege AB                                            4,055
                                                                 4,619   Kungsleden AB                                       54,183
                                                                 6,283   Wihlborgs Fastigheter AB                           108,155
                                                                                                                     --------------
                                                                                                                            170,212
                  -----------------------------------------------------------------------------------------------------------------
                  Software - 0.0%                               37,000   Telelogic AB (a)                                    82,183
                  -----------------------------------------------------------------------------------------------------------------
                  Specialty Retail - 0.2%                       26,180   Hennes & Mauritz AB B Shares                     1,013,989
                  -----------------------------------------------------------------------------------------------------------------
                  Tobacco - 0.0%                                18,950   Swedish Match AB                                   305,159
                  -----------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Sweden                   13,328,436
-----------------------------------------------------------------------------------------------------------------------------------
Switzerland -     Auto Components - 0.0%                            16   Rieter Holding AG                                    6,139
6.4%              -----------------------------------------------------------------------------------------------------------------
                  Biotechnology - 0.1%                             437   Serono SA                                          301,262
                  -----------------------------------------------------------------------------------------------------------------
                  Building Products - 0.0%                         139   Geberit AG Registered Shares                       160,446
                  -----------------------------------------------------------------------------------------------------------------
                  Capital Markets - 1.5%                        63,432   Credit Suisse Group                              3,541,836
                                                                55,029   UBS AG Registered Shares                         6,019,499
                                                                                                                     --------------
                                                                                                                          9,561,335
                  -----------------------------------------------------------------------------------------------------------------
                  Chemicals - 0.2%                               5,361   Ciba Specialty Chemicals AG Registered
                                                                         Shares                                             298,247
                                                                 8,419   Clariant AG                                        119,241
                                                                   164   Givaudan                                           128,857
                                                                 1,964   Lonza Group AG Registered Shares                   134,434
                                                                 6,516   Syngenta AG                                        864,367
                                                                                                                     --------------
                                                                                                                          1,545,146
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Services & Supplies - 0.1%          8,170   Adecco SA Registered Shares                        482,197
                                                                   171   SGS SA                                             161,927
                                                                                                                     --------------
                                                                                                                            644,124
                  -----------------------------------------------------------------------------------------------------------------
                  Computers & Peripherals - 0.0%                 3,533   Logitech International SA (a)                      136,129
                  -----------------------------------------------------------------------------------------------------------------
                  Construction Materials - 0.1%                 11,481   Holcim Ltd.                                        878,179
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication                  1,193   Swisscom AG                                        391,986
                  Services - 0.1%
                  -----------------------------------------------------------------------------------------------------------------
                  Electrical Equipment - 0.2%                  101,024   ABB Ltd.                                         1,311,250
                  -----------------------------------------------------------------------------------------------------------------
                  Electronic Equipment & Instruments - 0.0%      1,880   Kudelski SA                                         45,350
                  -----------------------------------------------------------------------------------------------------------------
                  Food Products - 1.1%                          21,394   Nestle SA Registered Shares                      6,706,364
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Equipment & Supplies - 0.1%        1,521   Nobel Biocare Holding AG                           360,384
                                                                 2,121   Phonak Holding AG Registered Shares                132,368
                                                                   101   Straumann Holding AG Registered Shares              25,703
                                                                 1,834   Synthes, Inc.                                      220,829
                                                                                                                     --------------
                                                                                                                            739,284
                  -----------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of June 30, 2006                    (in U.S. Dollars)

                                                                Shares
Country           Industry                                        Held   Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants & Leisure - 0.0%               8   Kuoni Reisen Holding AG Registered Shares   $        4,480
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.5%                              18,933   Swiss Reinsurance Registered Shares              1,320,673
                                                                 7,226   Zurich Financial Services AG                     1,580,872
                                                                                                                     --------------
                                                                                                                          2,901,545
                  -----------------------------------------------------------------------------------------------------------------
                  Machinery - 0.0%                                 664   SIG Holding AG Registered Shares                   145,809
                                                                   142   Schindler Holding AG                                 7,355
                                                                   212   Sulzer AG                                          158,524
                                                                                                                     --------------
                                                                                                                            311,688
                  -----------------------------------------------------------------------------------------------------------------
                  Marine - 0.0%                                  2,295   Kuehne & Nagel International AG                    166,739
                  -----------------------------------------------------------------------------------------------------------------
                  Pharmaceuticals - 2.1%                       123,337   Novartis AG Registered Shares                    6,665,232
                                                                37,298   Roche Holding AG                                 6,153,409
                                                                                                                     --------------
                                                                                                                         12,818,641
                  -----------------------------------------------------------------------------------------------------------------
                  Real Estate Management &                       1,750   PSP Swiss Property AG                               90,286
                  Development - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                  Semiconductors & Semiconductor                 1,096   Micronas Semiconductor Holding AG
                  Equipment - 0.1%                                       Registered Shares                                   29,525
                                                                   641   Unaxis Holding AG                                  177,910
                                                                                                                     --------------
                                                                                                                            207,435
                  -----------------------------------------------------------------------------------------------------------------
                  Textiles, Apparel & Luxury Goods - 0.2%       25,736   Compagnie Financiere Richemont AG                1,176,503
                                                                 1,364   The Swatch Group Ltd. Bearer Shares                229,931
                                                                 1,347   The Swatch Group Ltd. Registered Shares             46,953
                                                                                                                     --------------
                                                                                                                          1,453,387
                  -----------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Switzerland              40,381,195
-----------------------------------------------------------------------------------------------------------------------------------
United            Aerospace & Defense - 0.3%                   176,092   BAE Systems Plc                                  1,204,247
Kingdom - 22.8%                                                 33,228   Cobham Plc                                         102,633
                                                                21,337   Meggitt Plc                                        125,989
                                                                91,898   Rolls-Royce Group Plc                              703,678
                                                                                                                     --------------
                                                                                                                          2,136,547
                  -----------------------------------------------------------------------------------------------------------------
                  Airlines - 0.1%                               45,599   British Airways Plc (a)                            289,068
                  -----------------------------------------------------------------------------------------------------------------
                  Auto Components - 0.0%                        25,737   GKN Plc                                            129,954
                  -----------------------------------------------------------------------------------------------------------------
                  Automobiles - 0.0%                             1,025   TI Automotive Ltd. A (a)                                 0
                  -----------------------------------------------------------------------------------------------------------------
                  Beverages - 0.6%                             153,488   Diageo Plc                                       2,581,932
                                                                43,030   SABMiller Plc                                      775,570
                                                                44,800   Scottish & Newcastle Plc                           422,380
                                                                                                                     --------------
                                                                                                                          3,779,882
                  -----------------------------------------------------------------------------------------------------------------
                  Capital Markets - 0.3%                        25,440   3i Group Plc                                       424,180
                                                                49,741   Amvescap Plc                                       455,624
                                                                 2,707   Close Brothers Group Plc                            45,612
                                                                 5,488   Collins Stewart Hldgs PLC                           77,041
                                                                11,924   ICAP Plc                                           109,830

Master International Index Series
Schedule of Investments as of June 30, 2006                    (in U.S. Dollars)

                                                                Shares
Country           Industry                                        Held   Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 2,082   Investec Plc                                $       99,350
                                                                17,882   Man Group Plc                                      842,720
                                                                 3,844   Schroders Plc                                       71,808
                                                                                                                     --------------
                                                                                                                          2,126,165
                  -----------------------------------------------------------------------------------------------------------------
                  Chemicals - 0.2%                              33,130   BOC Group Plc                                      968,771
                                                                51,891   Imperial Chemical Industries Plc                   348,391
                                                                 7,957   Johnson Matthey Plc                                195,294
                                                                                                                     --------------
                                                                                                                          1,512,456
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 4.2%                      346,680   Barclays Plc                                     3,940,201
                                                               204,250   HBOS Plc                                         3,551,057
                                                               594,963   HSBC Holdings Plc                               10,470,477
                                                               301,627   Lloyds TSB Group Plc                             2,965,113
                                                               164,849   Royal Bank of Scotland Group Plc                 5,421,080
                                                                                                                     --------------
                                                                                                                         26,347,928
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Services & Supplies - 0.2%            580   Aggreko Plc                                          3,081
                                                                40,938   Brambles Industries Plc                            325,584
                                                                24,329   Capita Group Plc                                   207,665
                                                                   424   Davis Service Group Plc                              3,700
                                                                   368   De La Rue Plc                                        3,720
                                                                28,394   Group 4 Securicor Plc                               88,096
                                                                62,856   Hays Plc                                           156,945
                                                                 1,536   Intertek Group Plc                                  19,886
                                                               117,019   Rentokil Initial Plc                               337,636
                                                                 3,289   Serco Group Plc                                     19,466
                                                                                                                     --------------
                                                                                                                          1,165,779
                  -----------------------------------------------------------------------------------------------------------------
                  Communications Equipment - 0.1%                9,765   CSR Plc (a)                                        227,568
                                                                     1   Telent Plc                                              10
                                                                                                                     --------------
                                                                                                                            227,578
                  -----------------------------------------------------------------------------------------------------------------
                  Construction & Engineering - 0.0%             11,218   Amec Plc                                            66,032
                                                                22,845   Balfour Beatty Plc                                 145,140
                                                                                                                     --------------
                                                                                                                            211,172
                  -----------------------------------------------------------------------------------------------------------------
                  Construction Materials - 0.1%                 41,601   Hanson Plc                                         505,134
                  -----------------------------------------------------------------------------------------------------------------
                  Consumer Finance - 0.0%                        7,372   Cattles Plc                                         44,893
                                                                12,919   Provident Financial Plc                            146,951
                                                                                                                     --------------
                                                                                                                            191,844
                  -----------------------------------------------------------------------------------------------------------------
                  Containers & Packaging - 0.1%                 30,771   Rexam Plc                                          300,499
                  -----------------------------------------------------------------------------------------------------------------
                  Distributors - 0.0%                           10,537   Inchcape Plc                                        92,085
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Financial Services - 0.1%         17,150   London Stock Exchange Group Plc                    360,973
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication                455,650   BT Group Plc                                     2,016,281
                  Services - 0.4%

Master International Index Series
Schedule of Investments as of June 30, 2006                    (in U.S. Dollars)

                                                                Shares
Country           Industry                                        Held   Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                               145,013   Cable & Wireless Plc                        $      308,441
                                                                                                                     --------------
                                                                                                                          2,324,722
                  -----------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.3%                     46,956   Scottish & Southern Energy Plc                     999,618
                                                                70,387   Scottish Power Plc                                 758,977
                                                                   788   Scottish Power Plc (b)                              33,994
                                                                                                                     --------------
                                                                                                                          1,792,589
                  -----------------------------------------------------------------------------------------------------------------
                  Electronic Equipment & Instruments - 0.0%     17,536   Electrocomponents Plc                               75,165
                                                                 4,873   Premier Farnell Plc                                 15,975
                                                                                                                     --------------
                                                                                                                             91,140
                  -----------------------------------------------------------------------------------------------------------------
                  Food & Staples Retailing - 0.6%               31,083   Boots Group Plc                                    442,384
                                                                90,508   J Sainsbury Plc                                    559,952
                                                               398,904   Tesco Plc                                        2,464,238
                                                                                                                     --------------
                                                                                                                          3,466,574
                  -----------------------------------------------------------------------------------------------------------------
                  Food Products - 0.4%                         117,300   Cadbury Schweppes Plc                            1,131,410
                                                                23,044   Tate & Lyle Plc                                    258,071
                                                                59,402   Unilever Plc                                     1,335,982
                                                                                                                     --------------
                                                                                                                          2,725,463
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Equipment & Supplies - 0.1%        3,701   SSL International Plc                               20,347
                                                                64,393   Smith & Nephew Plc                                 496,045
                                                                                                                     --------------
                                                                                                                            516,392
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Providers & Services - 0.0%        7,115   Alliance Unichem Plc                               134,491
                  -----------------------------------------------------------------------------------------------------------------
                  Hotels, Restaurants & Leisure - 0.5%           8,427   Carnival Plc                                       343,364
                                                               130,207   Compass Group Plc                                  631,564
                                                                13,556   Enterprise Inns Plc                                237,688
                                                                   526   First Choice Holidays Plc                            2,225
                                                                22,052   Intercontinental Hotels Group Plc                  385,638
                                                                40,108   Ladbrokes Plc                                      302,292
                                                                34,218   Mitchells & Butlers Plc                            326,250
                                                                 6,689   Punch Taverns Plc                                  108,252
                                                                20,616   Rank Group Plc                                      76,070
                                                                11,261   Sportingbet Plc                                     81,958
                                                                15,250   Whitbread Plc                                      328,874
                                                                26,415   William Hill Plc                                   306,083
                                                                                                                     --------------
                                                                                                                          3,130,258
                  -----------------------------------------------------------------------------------------------------------------
                  Household Durables - 0.2%                     13,853   Barratt Developments  Plc                          242,896
                                                                   850   Bellway Plc                                         18,237
                                                                 2,757   Berkeley Group Holdings Plc                         61,854
                                                                   122   Bovis Homes Group Plc                                1,812

Master International Index Series
Schedule of Investments as of June 30, 2006                    (in U.S. Dollars)

                                                                Shares
Country           Industry                                        Held   Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                17,405   Persimmon Plc                               $      397,244
                                                                42,300   Taylor Woodrow Plc                                 261,309
                                                                33,251   Wimpey George Plc                                  279,670
                                                                                                                     --------------
                                                                                                                          1,263,022
                  -----------------------------------------------------------------------------------------------------------------
                  Household Products - 0.2%                     35,555   Reckitt Benckiser Plc                            1,328,372
                  -----------------------------------------------------------------------------------------------------------------
                  IT Services - 0.0%                            43,029   LogicaCMG Plc                                      138,875
                  -----------------------------------------------------------------------------------------------------------------
                  Independent Power Producers & Energy          77,818   International Power Plc                            409,478
                  Traders - 0.1%
                  -----------------------------------------------------------------------------------------------------------------
                  Industrial Conglomerates - 0.2%               17,683   Cookson Group Plc                                  171,787
                                                                37,131   Smiths Group Plc                                   611,902
                                                                40,930   Tomkins Plc                                        217,834
                                                                                                                     --------------
                                                                                                                          1,001,523
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.9%                             115,816   Aviva Plc                                        1,639,765
                                                               112,244   Friends Provident Plc                              371,088
                                                               372,927   Legal & General Group Plc                          884,604
                                                               295,614   Old Mutual Plc                                     892,577
                                                               132,791   Prudential Plc                                   1,500,644
                                                                   252   Resolution Plc                                       3,123
                                                               104,732   Royal & Sun Alliance Insurance Group               260,537
                                                                                                                     --------------
                                                                                                                          5,552,338
                  -----------------------------------------------------------------------------------------------------------------
                  Internet & Catalog Retail - 0.1%              50,067   GUS Plc                                            894,533
                  -----------------------------------------------------------------------------------------------------------------
                  Machinery - 0.1%                              10,160   FKI Plc                                             20,107
                                                                11,145   IMI Plc                                            102,912
                                                               206,656   Invensys Plc (a)                                    73,578
                                                                                                                     --------------
                                                                                                                            196,597
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 0.8%                                  74,833   Aegis Group Plc                                    180,276
                                                                69,702   British Sky Broadcasting Plc                       739,344
                                                                10,334   Daily Mail & General Trust                         117,356
                                                                62,341   EMI Group Plc                                      350,234
                                                                 9,395   Emap Plc                                           147,962
                                                               217,260   ITV Plc                                            433,982
                                                                43,313   Pearson Plc                                        590,009
                                                                66,943   Reed Elsevier Plc                                  676,029
                                                                86,174   Reuters Group Plc                                  613,627
                                                                10,641   Trinity Mirror Plc                                  96,044
                                                                14,647   United Business Media Plc                          175,411
                                                                72,180   WPP Group Plc                                      873,764
                                                                32,669   Yell Group Plc                                     309,065
                                                                                                                     --------------
                                                                                                                          5,303,103
                  -----------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 1.5%                        72,979   Anglo American Plc                               2,993,830
                                                               133,948   BHP Billiton Plc                                 2,598,839

Master International Index Series
Schedule of Investments as of June 30, 2006                    (in U.S. Dollars)

                                                                Shares
Country           Industry                                        Held   Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                36,160   Corus Group Plc                             $      305,305
                                                                56,351   Rio Tinto Plc Registered Shares                  2,979,775
                                                                21,955   Xstrata Plc                                        832,444
                                                                                                                     --------------
                                                                                                                          9,710,193
                  -----------------------------------------------------------------------------------------------------------------
                  Multi-Utilities - 0.5%                       215,405   Centrica Plc                                     1,136,447
                                                               153,874   National Grid Plc                                1,664,903
                                                                52,179   United Utilities Plc                               619,099
                                                                                                                     --------------
                                                                                                                          3,420,449
                  -----------------------------------------------------------------------------------------------------------------
                  Multiline Retail - 0.2%                       92,673   Marks & Spencer Group Plc                        1,006,141
                                                                15,229   Next Plc                                           459,684
                                                                                                                     --------------
                                                                                                                          1,465,825
                  -----------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 4.3%           193,718   BG Group Plc                                     2,588,663
                                                             1,068,495   BP Plc                                          12,460,209
                                                                 3,749   BP Plc (b)                                         260,968
                                                               204,390   Royal Dutch Shell Plc                            6,880,164
                                                               143,015   Royal Dutch Shell Plc Class B                    5,001,967
                                                                                                                     --------------
                                                                                                                         27,191,971
                  -----------------------------------------------------------------------------------------------------------------
                  Pharmaceuticals - 2.2%                        84,007   AstraZeneca Plc                                  5,071,464
                                                               304,144   GlaxoSmithKline Plc                              8,499,854
                                                                   800   GlaxoSmithKline Plc (b)                             44,640
                                                                                                                     --------------
                                                                                                                         13,615,958
                  -----------------------------------------------------------------------------------------------------------------
                  Real Estate Management &                      30,459   British Land Co. Plc                               711,519
                  Development - 0.4%                               369   Brixton Plc                                          3,271
                                                                   231   Great Portland Estates Plc                           2,136
                                                                18,654   Hammerson Plc                                      408,499
                                                                26,877   Land Securities Group Plc                          891,807
                                                                 9,622   Liberty International Plc                          189,532
                                                                17,134   Slough Estates Plc                                 193,786
                                                                                                                     --------------
                                                                                                                          2,400,550
                  -----------------------------------------------------------------------------------------------------------------
                  Road & Rail - 0.1%                             7,097   Arriva Plc                                          78,298
                                                                16,088   Firstgroup Plc                                     139,554
                                                                 8,934   National Express Group Plc                         146,733
                                                                30,764   Stagecoach Group Plc                                65,577
                                                                                                                     --------------
                                                                                                                            430,162
                  -----------------------------------------------------------------------------------------------------------------
                  Semiconductors & Semiconductor                77,662   ARM Holdings Plc                                   162,673
                  Equipment - 0.0%
                  -----------------------------------------------------------------------------------------------------------------
                  Software - 0.1%                               21,202   Misys Plc                                           84,311
                                                                61,121   Sage Group Plc                                     260,855
                                                                                                                     --------------
                                                                                                                            345,166
                  -----------------------------------------------------------------------------------------------------------------
                  Specialty Retail - 0.2%                       70,155   DSG International Plc                              247,833

Master International Index Series
Schedule of Investments as of June 30, 2006                    (in U.S. Dollars)

                                                                Shares
Country           Industry                                        Held   Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                45,858   HMV Group Plc                               $      145,885
                                                                49,782   Kesa Electricals Plc                               266,096
                                                               141,072   Kingfisher Plc                                     622,296
                                                                24,803   MFI Furniture Plc                                   49,545
                                                                76,918   Signet Group Plc                                   136,574
                                                                 2,126   Travis Perkins Plc                                  59,494
                                                                                                                     --------------
                                                                                                                          1,527,723
                  -----------------------------------------------------------------------------------------------------------------
                  Textiles, Apparel & Luxury Goods - 0.1%       39,914   Burberry Group Plc                                 317,440
                  -----------------------------------------------------------------------------------------------------------------
                  Tobacco - 0.6%                                79,342   British American Tobacco Plc                     1,998,702
                                                                39,420   Gallaher Group Plc                                 616,086
                                                                39,269   Imperial Tobacco Group Plc                       1,212,199
                                                                                                                     --------------
                                                                                                                          3,826,987
                  -----------------------------------------------------------------------------------------------------------------
                  Trading Companies & Distributors - 0.1%       19,858   Bunzl Plc                                          226,799
                                                                30,646   Wolseley Plc                                       676,211
                                                                                                                     --------------
                                                                                                                            903,010
                  -----------------------------------------------------------------------------------------------------------------
                  Transportation Infrastructure - 0.1%          11,119   Associated British Ports Holdings Plc              185,704
                                                                11,599   BBA Group Plc                                       56,690
                                                                                                                     --------------
                                                                                                                            242,394
                  -----------------------------------------------------------------------------------------------------------------
                  Water Utilities - 0.1%                        14,810   Kelda Group Plc                                    209,685
                                                                19,122   Severn Trent Plc                                   413,797
                                                                                                                     --------------
                                                                                                                            623,482
                  -----------------------------------------------------------------------------------------------------------------
                  Wireless Telecommunication                 3,120,505   Vodafone Group Plc                               6,651,714
                  Services - 1.1%                                4,178   Vodafone Group Plc (b)                              88,991
                                                                                                                     --------------
                                                                                                                          6,740,705
                  -----------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in the United Kingdom      142,571,222
-----------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks
                                                                         (Cost - $440,955,183) - 92.4%                  579,173,876
-----------------------------------------------------------------------------------------------------------------------------------

                                                                         Exchange-Traded Funds
-----------------------------------------------------------------------------------------------------------------------------------
United            Diversified Financial Services - 3.0%        284,277   iShares MSCI EAFE Index Fund                    18,537,703
States - 3.0%     -----------------------------------------------------------------------------------------------------------------
                                                                         Total Exchange-Traded Funds
                                                                         (Cost - $17,644,632) - 3.0%                     18,537,703
-----------------------------------------------------------------------------------------------------------------------------------

                                                                         Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 0.2%    Automobiles - 0.1%                               497   Porsche AG                                         480,287
                                                                 5,058   Volkswagen AG, 4.35%                               255,464
                                                                                                                     --------------
                                                                                                                            735,751
                  -----------------------------------------------------------------------------------------------------------------
                  Chemicals - 0.1%                               2,695   Henkel KGaA, 1.75%                                 307,933
                  -----------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of June 30, 2006                    (in U.S. Dollars)

                                                                Shares
Country           Industry                                        Held   Preferred Stocks                                Value
-----------------------------------------------------------------------------------------------------------------------------------
                  Media - 0.0%                                   5,011   ProSieben SAT.1 Media AG, 2.24%             $      125,136
                  -----------------------------------------------------------------------------------------------------------------
                  Multi-Utilities - 0.0%                         1,869   RWE AG, 3.50%                                      140,736
                  -----------------------------------------------------------------------------------------------------------------
                                                                         Total Preferred Stocks
                                                                         (Cost - $821,955) - 0.2%                         1,309,556
-----------------------------------------------------------------------------------------------------------------------------------

                                                                         Rights
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 0.0%    Chemicals - 0.0%                               5,481   Linde AG (e)                                        21,165
                  -----------------------------------------------------------------------------------------------------------------
                                                                         Total Rights in Germany                             21,165
-----------------------------------------------------------------------------------------------------------------------------------
United            Machinery - 0.0%                              85,905   Invensys Plc (e)                                     6,435
Kingdom - 0.0%    -----------------------------------------------------------------------------------------------------------------
                                                                         Total Rights in the United Kingdom                   6,435
-----------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Rights (Cost - $0) - 0.0%                     27,600
-----------------------------------------------------------------------------------------------------------------------------------

                                                            Beneficial
                                                              Interest   Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                      USD   12,041,829   Merrill Lynch Liquidity Series, LLC
                                                                           Cash Sweep Series I, 4.78% (c)(d)             12,041,829
-----------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Short-Term Securities
                                                                         (Cost - $12,041,829) - 1.9%                     12,041,829
-----------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Investments
                                                                         (Cost - $471,463,599*) - 97.5%                 611,090,564

                                                                         Other Assets Less Liabilities - 2.5%            15,502,170
                                                                                                                     --------------
                                                                         Net Assets - 100.0%                         $  626,592,734
                                                                                                                     ==============

* The cost and unrealized appreciation (depreciation) of investments as of June 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 476,995,253
                                                                  =============
      Gross unrealized appreciation                               $ 143,003,774
      Gross unrealized depreciation                                 (8,908,463)
                                                                  -------------
      Net unrealized appreciation                                 $ 134,095,311
                                                                  =============

(a)   Non-income producing security.
(b)   Depositary receipts.
(c) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ----------------------------------------------------------------------------------------------------------
                                                                                        Net             Interest
      Affiliate                                                                       Activity           Income
      ----------------------------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I                       $ (8,287,046)       $ 358,356
      ----------------------------------------------------------------------------------------------------------

(d)   Represents the current yield as of 6/30/2006.
(e)   The rights may be exercised until 7/07/2006.
o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series' management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Master International Index Series
Schedule of Investments as of June 30, 2006                    (in U.S. Dollars)

o     Financial futures contracts purchased as of June 30, 2006 were as follows:

      ----------------------------------------------------------------------------------------------------------------------------
      Number of                                                                 Expiration                              Unrealized
      Contracts        Issue                             Exchange                  Date               Face Value      Appreciation
      ----------------------------------------------------------------------------------------------------------------------------
       15              Hang Seng Index Future            Hong Kong                July 2006           $ 1,531,094         $  44,514
       63              OMX Stock Index Future            Stockholm                July 2006           $   801,261            36,369
        2              DAX Index 25 Euro Future          Eurex                 September 2006         $   355,419            10,693
      114              DJ Euro Stoxx 50                  Eurex                 September 2006         $ 5,102,330           235,658
       36              FTSE 100 Index Future             LIFFE                 September 2006         $ 3,773,687           104,834
        1              S&P/MIB Index Future              Eurex                 September 2006         $   230,699             3,749
       28              SPI 200 Index Future              Sydney                September 2006         $ 2,543,440            98,482
       73              TOPIX Index Future                Tokyo                 September 2006         $ 9,816,395           333,935
      ----------------------------------------------------------------------------------------------------------------------------
      Total Unrealized Appreciation - Net                                                                                 $ 868,234
                                                                                                                          =========

o Forward foreign exchange contracts purchased as of June 30, 2006 were as follows:

      ----------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Unrealized
      Foreign Currency                      Settlement                                                                Appreciation
      Purchased                                Date                                                                 (Depreciation)
      ----------------------------------------------------------------------------------------------------------------------------
      AUD           3,222,700               August 2006                                                                $  (56,513)
      CHF           4,526,600               August 2006                                                                   (17,435)
      EUR          13,231,800               August 2006                                                                    18,608
      GBP           5,051,600               August 2006                                                                   (41,744)
      HKD           3,680,000               August 2006                                                                    (1,142)
      JPY       1,630,758,700               August 2006                                                                  (372,110)
      SEK           8,668,900               August 2006                                                                    11,550
      SGD              80,800               August 2006                                                                       150
      ----------------------------------------------------------------------------------------------------------------------------
      Total Unrealized Depreciation on Forward Foreign Exchange
      Contracts - Net (USD Commitment - $48,976,148)                                                                   $ (458,636)
                                                                                                                       ==========

o Forward foreign exchange contracts sold as of June 30, 2006 were as follows:

      ----------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Unrealized
      Foreign Currency                      Settlement                                                                Appreciation
      Sold                                     Date                                                                  (Depreciation)
      ----------------------------------------------------------------------------------------------------------------------------
      AUD         2,240,900                 August 2006                                                                  $  32,899
      CHF         3,092,500                 August 2006                                                                     28,178
      EUR         8,444,400                 August 2006                                                                    (10,655)
      GBP         4,177,200                 August 2006                                                                     81,067
      HKD         3,680,000                 August 2006                                                                        808
      JPY       979,262,000                 August 2006                                                                    266,062
      SEK         5,478,000                 August 2006                                                                    (14,060)
      SGD            80,800                 August 2006                                                                       (145)
      ----------------------------------------------------------------------------------------------------------------------------
      Total Unrealized Appreciation on Forward Foreign Exchange
      Contracts - Net (USD Commitment - $33,057,761)                                                                     $ 384,154
                                                                                                                         =========

Master International Index Series
Schedule of Investments as of June 30, 2006

o     Currency Abbreviations:

      AUD    Australian Dollar
      CHF    Swiss Franc
      EUR    Euro
      GBP    British Pound
      HKD    Hong Kong Dollar
      JPY    Japanese Yen
      SEK    Swedish Krona
      SGD    Singapore Dollar
      USD    U.S. Dollar

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch International Index Fund of Merrill Lynch Index Funds, Inc. and Master International Index Series of Quantitative Master Series Trust


By: /s/ Robert C. Doll, Jr.
    --------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Merrill Lynch International Index Fund of Merrill Lynch Index Funds, Inc. and Master International Index Series of Quantitative Master Series Trust

Date: August 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    --------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Merrill Lynch International Index Fund of Merrill Lynch Index Funds, Inc. and Master International Index Series of Quantitative Master Series Trust

Date: August 23, 2006


By: /s/ Donald C. Burke
    --------------------------
    Donald C. Burke,
    Chief Financial Officer of
    Merrill Lynch International Index Fund of Merrill Lynch Index Funds, Inc. and Master International Index Series of Quantitative Master Series Trust

Date: August 23, 2006